PROSPECTUS:  May 1, 2009

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company

Overture Medley (R)

Flexible Premium
Deferred Variable Annuity Policy
                                         Ameritas Variable Separate Account VA-2

        This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional riders for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

        You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios*:

AIM V.I. Series I                       DWS VS II Class A                     SUMMIT**
    Dynamics                                Dreman Small Mid Value VIP            Summit EAFE International Index - Class I
    Global Real Estate                      Global Thematic VIP                   Summit Inflation Protected Plus
    International Growth                FIDELITY (R) Service Class 2              Summit Lifestyle ETF Aggressive
ALGER AMERICAN Class O                      Asset Manager SM                      Summit Lifestyle ETF Conservative
    Balanced                                Asset Manager: Growth (R)             Summit Lifestyle ETF Target
AMERICAN CENTURY VP Class I                 Contrafund (R)                        Summit Nasdaq-100 Index
    Income & Growth                         Equity-Income                         Summit Natural Resources
    Mid Cap Value                           Growth                                Summit Russell 2000 Small Cap Index - Class I
CALVERT VARIABLE SERIES**                   High Income                           Summit S&P 500 Index
    Ameritas Core Strategies                Investment Grade Bond                 Summit S&P MidCap 400 Index - Class I
    Ameritas MidCap Growth                  Mid Cap                               Summit Zenith
    Ameritas MidCap Value                   Overseas                          T. ROWE PRICE
    Ameritas Money Market               MFS(R) VIT Initial Class                  Blue Chip Growth-II
    Ameritas Small Capitalization           New Discovery                     THIRD AVENUE
    Ameritas Small Company Equity           Research International                Value
    Income                                  Strategic Income                  UIF Class I
    Social Balanced                         Total Return                          Emerging Markets Equity
    Social Equity                           Utilities                             Global Value Equity
    Social International Equity         NEUBERGER BERMAN AMT Class I              International Magnum
DREYFUS Service Shares                      Regency                               U.S. Real Estate
    MidCap Stock                        PIMCO VIT Administrative Class
                                            Total Return

     * Short cites are used in this list. "Investment Options" uses complete Fund and Portfolio names.
     ** Affiliates. See note in "Investment Options" section.

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

       The Policy includes a Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider, which if activated, guarantees a series of annualized withdrawals from your Policy, regardless of the Policy value, until the death of the last surviving Covered Person. Policy expenses are higher when the GLWB is activated and if other optional riders are selected.

       A Statement of Additional Information, dated May 1, 2009, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's web site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-142483"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the
                 Policy. Any representation to the contrary is a
                                criminal offense.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                  Ameritas Life Insurance Corp. (we, us, our, Ameritas)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                      1-800-745-1112. www.ameritas.com

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                          Begin on Page
DEFINED TERMS.........................................................3
POLICY OVERVIEW.......................................................3
         Policy Operation                                             4
         Tax-Qualified Plans                                          4
CHARGES...............................................................5
         Examples of Expenses                                         9
FINANCIAL INFORMATION................................................11
         Accumulation Unit Values                                    11
         Financial Statements                                        11
CHARGES EXPLAINED....................................................11
         Withdrawal Charge                                           11
         Mortality and Expense Risk Charge                           12
         Administrative Charges                                      12
         Transfer Fee                                                12
         Tax Charges                                                 13
         403(b) Tax Sheltered Annuity Charges                        13
         Fees Charged by the Portfolios                              13
         Value+ Option Charge                                        13
         Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge      13
         Other Optional Rider Charges                                13
         Waiver of Certain Charges                                   13
INVESTMENT OPTIONS...................................................14
         Separate Account Variable Investment Options                14
         Fixed Account Investment Option                             17
         Transfers                                                   17
         Third Party Services                                        18
         Disruptive Trading Procedures                               18
         Systematic Transfer Programs                                19
         Model Asset Allocation Program                              20
IMPORTANT POLICY PROVISIONS..........................................23
         Policy Application and Issuance                             23
         Your Policy Value                                           24
         Telephone Transactions                                      25
         Death of Annuitant                                          25
         Delay of Payments                                           25
         Beneficiary                                                 25
         Minor Owner or Beneficiary                                  26
         Policy Changes                                              26
         Policy Termination                                          26
         Optional Riders                                             26
POLICY DISTRIBUTIONS.................................................27
         Withdrawals                                                 27
         Loans (403(b) Plans Only)                                   28
         Death Benefits                                              29
         Annuity Income Benefits                                     33
         GLWB Rider                                                  35
FEDERAL INCOME TAX MATTERS...........................................40
MISCELLANEOUS........................................................42
         About Our Company                                           42
         Distribution of the Policies                                42
         Voting Rights                                               42
         Legal Proceedings                                           42
APPENDIX A: Accumulation Unit Values................................A-1
APPENDIX B: Tax-Qualified Plan Disclosures..........................B-1
         IMSA..................................................Last Page
         Statement of Additional Information Table of Contents.Last Page

Overture Medley (R)                   -2-

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you - the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine the Policy
Year/Month/Anniversary dates. The Policy Date is also used to figure the start of the contestability period.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, us, our, Ameritas - Ameritas Life Insurance Corp.

Written Notice or Request - Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

      This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain riders described in this prospectus, may not be available in all states.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         Prior to May 1, 2007, the Policies described in this prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, and the Separate Account (formerly named Ameritas Variable Life Insurance Company Separate Account VA-2) was transferred from AVLIC to Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms. (For more information about the merger see, "About Our Company" in this prospectus.)

         The Overture Medley (R) Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of riders for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investment options. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

Overture Medley (R)                   -3-

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         POLICY OPERATION

Premiums.
o   Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through a regularly billed program.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o Withdrawal charges apply to withdrawals under the base Policy. After a premium is received, withdrawal charges apply for 9 years or, for an additional charge, 7 years or 5 years.
o    Each withdrawal must be at least $250.
o "Free withdrawal" riders are available for an additional monthly charge. Only one of these riders may be selected, and your selection must be made at the time of application.
o An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is also available.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Owner unless a guaranteed minimum death benefit is payable by means of a Guaranteed Minimum Death Benefit Rider.
o The standard death benefit that applies with the No Withdrawal Charge Rider is described in the POLICY DISTRIBUTIONS, Death Benefits section.

Other Riders.
o Other available riders are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70. Certain riders may not be available in combination with other riders.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

Overture Medley (R)                   -4-

CHARGES
               (x= Base Policy;  y = Optional Fee)

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

--------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------

                                                                     Guaranteed Maximum Withdrawal Charges

--------------------------------------------------------------------------------------------------------------------
PREMIUM WITHDRAWAL CHARGES (1)                                         Years since receipt of premium:
(deducted as a % of each premium withdrawn)
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
                                                          1     2     3     4     5     6    7     8     9     10+
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 x   9-Year Base Policy Withdrawal Charge                 8%    8%    8%    7%    7%   6%    5%    4%    2%    0%
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   7-Year Withdrawal Charge Rider                       7%    6%    5%    4%    3%   2%    1%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   5-Year Withdrawal Charge Rider                       7%    7%    6%    4%    2%   0%     -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------

 Y   No Withdrawal Charge Rider                           0%     -     -     -     -     -    -     -     -     -

-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   403(b) TSA Endorsement 7 Year Withdrawal Charge      8%    8%    8%    7%    6%   5%    3%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------

                                                                                  -------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
TRANSFER FEE (per transfer)
x    First 15 transfers per Policy Year                                                   NONE                NONE
x    Over 15 transfers in one Policy Year, we may charge                                  $10                 $10
--------------------------------------------------------------------------------  -------------------- --------------------
STATE PREMIUM TAXES (rates vary by state)(2)                                                               0% to 3.5%
--------------------------------------------------------------------------------  -------------------- --------------------
LOAN ORIGINATION FEE (3)                                                                     $40                 $25
--------------------------------------------------------------------------------  -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL FEES and EXPENSES
-------------------------------------------------------------------------------- --------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
ANNUAL POLICY FEES
    Waived if Policy value is at least $50,000 on a Policy Anniversary.
--------------------------------------------------------------------------------  -------------------- --------------------
x    ANNUAL POLICY FEE                                                                    $40                 NONE
y    Optional MINIMUM INITIAL PREMIUM RIDER ANNUAL POLICY FEE (4)                         $40                  $36
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL WITHDRAWAL FEES
         Deducted monthly to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x    Base Policy Withdrawal Charge:                                                       NONE                NONE
y    ANNUAL FEES FOR OPTIONAL WITHDRAWAL CHARGE RIDERS:
y    7-Year Withdrawal Charge Rider                                                      0.40%               0.30%
y    5-Year Withdrawal Charge Rider                                                      0.60%               0.45%
Y    No Withdrawal Charge Rider (5)                                                      1.25%               0.70%
y    403(b) Tax Sheltered Annuity Endorsement (6)                                        0.40%               0.20%
------------------------------------------------------------------------------------------------------ --------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
         Deducted daily from assets allocated to the Separate Account to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x  MORTALITY & EXPENSE RISK CHARGE                                                       0.75%               0.60%
x  ADMINISTRATIVE EXPENSE FEE                                                            0.25%               0.20%
------------------------------------------------------------------------------------------------------ --------------------

(1) Current Withdrawal Charges are the same as Guaranteed Maximum Withdrawal Charges. Premium Withdrawal Charges may differ in some states, but will not exceed the maximum.
(2) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future. See the CHARGES EXPLAINED section.
(3) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement (not applicable to Policies issued prior to January 1, 2002 or in states where fee not approved). Waived if loan repayment is established on an automatic basis.
(4) Waived for 403(b) Policies issued with the 403(b) Minimum Initial Premium Rider in Policy Years when total annual net premium (premiums less withdrawals) is $2,000 or greater.
(5) Available for Policies issued on or after September 24, 2008. Other riders that may be used with the No Withdrawal Charge Rider are: Guaranteed Lifetime Withdrawal Benefit and the Guaranteed Minimum Death Benefit - 1-Year "Periodic Step-Up."
(6) REQUIRED for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except TX, SC and WA; in those states a 9-Year Premium Withdrawal Charge schedule applies.

Overture Medley (R)                   -5-

--------------------------------------------------------------------------------- ---------------- -----------------
OPTIONAL RIDER/ENDORSEMENT FEES
         Deducted monthly from Policy value to equal the annual % shown.
--------------------------------------------------------------------------------- ---------------- -----------------
                                                                                     Guaranteed
                                                                                      Maximum           Current
                                                                                        Fees             Fees
--------------------------------------------------------------------------------- ---------------- -----------------
y    MINIMUM INITIAL PREMIUM RIDER
     (waived if Policy value is at least $50,000)                                      0.55%            0.25%
--------------------------------------------------------------------------------- ---------------- -----------------
y    FREE WITHDRAWAL RIDERS (7)
     y   10% "Free" Withdrawal Rider                                                   0.15%            0.05%
     y   Expanded "Free" Withdrawal Rider                                              0.40%            0.20%
--------------------------------------------------------------------------------- ---------------- -----------------
y    GUARANTEED MINIMUM DEATH BENEFIT RIDERS
     y   1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit                   0.55%            0.25%
     y   "5% Roll-Up" Guaranteed Minimum Death Benefit                                 0.75%            0.35%
     y   "Greater Of" Guaranteed Minimum Death Benefit                                 0.80%            0.37%
--------------------------------------------------------------------------------- ---------------- -----------------
y    ESTATE PROTECTION BENEFIT ("EPB") RIDER
         Issue ages 0-70                                                               0.40%            0.20%
         Issue ages 71-80                                                              0.80%            0.60%
--------------------------------------------------------------------------------- ---------------- -----------------
y    EXPANDED ESTATE PROTECTION BENEFIT ("EEPB") RIDER
         Issue ages 0-70                                                               0.45%            0.25%
         Issue ages 71-80                                                              1.00%            0.80%
--------------------------------------------------------------------------------- ---------------- -----------------
y    403(b) TAX SHELTERED ANNUITY ENDORSEMENT (8)
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA MINIMUM INITIAL PREMIUM RIDER
         Waived once Policy value is at least $50,000 on a Policy Year                 0.60%            0.35%
         anniversary.
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA HARDSHIP WAIVER RIDER                                                     0.25%            0.15%
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA NO WITHDRAWAL CHARGE RIDERS
         Large Case (Initial premium is $25,000 or greater.)                           0.45%            0.25%
         Small Case (Initial premium is less than $25,000.)
             When Policy value is $50,000 or less ...                                  0.55%            0.30%
             Once Policy value exceeds $50,000 ...                                     0.45%            0.25%
--------------------------------------------------------------------------------- ---------------- -----------------
y    VALUE+ OPTION  (9)                                                                0.55%            0.42%
--------------------------------------------------------------------------------- ---------------- -----------------
o    GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER
     (Deducted from the Policy value monthly during the Accumulation and
     Withdrawal Phases. There are no fees during the Inactive Phase.)
            Single Life                                                                 0.95%           0.95% (10)
            Joint Spousal - for non-qualified plans only                                1.10%           1.10% (10)
--------------------------------------------------------------------------------- ---------------- -----------------
Total Cost of Highest Combination of Optional Fees (11)                                 4.30%           2.62%
--------------------------------------------------------------------------------------------------------------------

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2008)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

-------------------------------------------------------------------------------- -------------------- --------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- -------------------- ---------------
Before any Waivers and Reductions                                                      0.37% (1)         5.78% (2)
------------------------------------------------------------------------------- -------------------- ---------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio          0.36% (1)         1.87% (3)
Expenses Table at the end of this section)
------------------------------------------------------------------------------- -------------------- ---------------
(1)  Calvert Variable Series Ameritas Money Market Portfolio
(2)  Summit Lifestyle ETF Aggressive Portfolio
(3)  Calvert Variable Series Social International Equity Portfolio

(7) Also see the No Withdrawal Charge Rider in the ANNUAL WITHDRAWAL FEES section, previous page. Only one free withdrawal rider may be selected for each Policy.
(8) REQUIRED for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule in all states except TX, SC and WA; in those states the base Policy 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart. (We will provide you with the correct schedule for your state prior to your purchase of a Policy.) The endorsement also includes a loan option, and waiver of withdrawal charge upon disability or severance of employment after the ninth Policy Year anniversary.
(9) The Value+ Option is not available for Policies issued on or after November 5, 2007.
(10) Current rates are effective for GLWB Riders activated on or after May 1, 2009. Rates for GLWB Riders activated prior to May 1, 2009 remain at a charge of 0.60% for Single Life and 0.75% for Joint Spousal, which is subject to change as described in the CHARGES EXPLAINED section.
(11) The Guaranteed Maximum Fees total consists of the Mortality and Expense Risk Charge, Administrative Expense Fee, 9-Year Base Policy Withdrawal Charge, Minimum Initial Premium Rider, Expanded "Free" Withdrawal Rider, "Greater Of" Guaranteed Minimum Death Benefit Rider, Expanded Estate Protection Benefit Rider, and GLWB Joint Spousal.

Overture Medley (R)                   -6-

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Acquired
                                                                     Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying               Management   12b-1    Other       and       Portfolio     and        after Waivers and
Portfolio Name*                          Fees      Fees**   Fees     Expenses***    Fees     Reductions    Reductions, if any
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AIM VI, Series I (1)
-----------------------------------------------------------------------------------------------------------------------------
Dynamics                                 0.75%       -       0.47%       -           1.22%        -          1.22%(2)
-----------------------------------------------------------------------------------------------------------------------------
Global Real Estate                       0.75%       -       0.42%       -           1.17%        -          1.17%(2)
-----------------------------------------------------------------------------------------------------------------------------
International Growth                     0.71%       -       0.35%     0.02%(3)      1.08%      0.01%(4)     1.07%(2)
-----------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN, Class O
-----------------------------------------------------------------------------------------------------------------------------
Balanced                                 0.71%       -       0.14%       -           0.85%      0.04%(1)     0.81%
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
-----------------------------------------------------------------------------------------------------------------------------
Income & Growth                          0.70%(1)    -       0.00%(2)    -           0.70%        -          0.70%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                            1.00%(3)    -       0.01%(4)    -           1.01%        -          1.01%
-----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (1,2)
-----------------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies                 0.80%       -       0.14%       -           0.94%        -          0.94%(3)
-----------------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth                   0.85%       -       0.22%       -           1.07%      0.13%        0.94%
-----------------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value                    0.97%       -       0.25%       -           1.22%        -          1.22%(3)
-----------------------------------------------------------------------------------------------------------------------------
Ameritas Money Market                    0.25%       -       0.12%       -           0.37%      0.01%        0.36%
-----------------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization            0.90%       -       0.25%       -           1.15%      0.15%        1.00%
-----------------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity            1.17%       -       0.35%       -           1.52%      0.19%        1.33%
-----------------------------------------------------------------------------------------------------------------------------
Income                                   0.70%       -       0.18%       -           0.88%      0.07%        0.81%
-----------------------------------------------------------------------------------------------------------------------------
Social Balanced                          0.70%       -       0.22%       -           0.92%        -          0.92%
-----------------------------------------------------------------------------------------------------------------------------
Social Equity                            0.70%       -       0.49%       -           1.19%      0.11%        1.08%
-----------------------------------------------------------------------------------------------------------------------------
Social International Equity              1.10%       -       0.77%       -           1.87%        -          1.87%
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS, Service Shares
-----------------------------------------------------------------------------------------------------------------------------
MidCap Stock                             0.75%     0.25%     0.06%       -           1.06%        -          1.06%
-----------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
-----------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Value VIP               0.64%(1)    -       0.15%(1)    -           0.79%        -          0.79%
-----------------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                      0.90%(1)    -       0.52%(1)    -           1.42%      0.17%(2)     1.25%
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Service Class 2
-----------------------------------------------------------------------------------------------------------------------------
Asset Manager                            0.51%     0.25%     0.14%       -           0.90%        -          0.90%(1)
-----------------------------------------------------------------------------------------------------------------------------
Asset Manager: Growth                    0.56%     0.25%     0.20%       -           1.01%        -          1.01%
-----------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                           0.56%     0.25%     0.10%       -           0.91%        -          0.91%(2)
-----------------------------------------------------------------------------------------------------------------------------
Equity-Income                            0.46%     0.25%     0.11%       -           0.82%        -          0.82%
-----------------------------------------------------------------------------------------------------------------------------
Growth                                   0.56%     0.25%     0.12%       -           0.93%        -          0.93%(2)
-----------------------------------------------------------------------------------------------------------------------------
High Income                              0.57%     0.25%     0.14%       -           0.96%        -          0.96%
-----------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                    0.32%     0.25%     0.10%       -           0.67%        -          0.67%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap                                  0.56%     0.25%     0.12%       -           0.93%        -          0.93%(2)
-----------------------------------------------------------------------------------------------------------------------------
Overseas                                 0.71%     0.25%     0.16%       -           1.12%        -          1.12%(2)
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
-----------------------------------------------------------------------------------------------------------------------------
New Discovery                            0.90%       -       0.11%(1)    -           1.01%(1)     -          1.01%(1)
-----------------------------------------------------------------------------------------------------------------------------
Research International                   0.90%       -       0.45%(1)    -           1.35%(1)   0.25%(2)     1.10%(1)
-----------------------------------------------------------------------------------------------------------------------------
Strategic Income                         0.70%       -       0.47%(1)    -           1.17%(1)   0.32%(3)     0.85%(1)
-----------------------------------------------------------------------------------------------------------------------------
Total Return                             0.74%       -       0.07%(1)    -           0.81%(1)     -          0.81%(1)
-----------------------------------------------------------------------------------------------------------------------------
Utilities                                0.72%       -       0.09%(1)    -           0.81%(1)     -          0.81%(1)
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
-----------------------------------------------------------------------------------------------------------------------------
Regency                                  0.85%       -       0.12%       -           0.97%        -          0.97%
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
-----------------------------------------------------------------------------------------------------------------------------
Total Return                             0.50%       -       0.38%(1)    -           0.88%        -          0.88%
-----------------------------------------------------------------------------------------------------------------------------
SUMMIT (1,2)
-----------------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index -        0.66%       -       0.56%     0.01%         1.23%      0.27%        0.96%
Class I
-----------------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus          0.60%       -       0.65%       -           1.25%      0.50%        0.75%
-----------------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Aggressive          0.65%       -       4.90%     0.23%         5.78%      4.80%        0.98%
-----------------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Conservative        0.65%       -       3.83%     0.24%         4.72%      3.73%        0.99%
-----------------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Target              0.65%       -       0.48%     0.23%         1.36%      0.38%        0.98%
-----------------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index                  0.45%       -       0.35%       -           0.80%      0.15%        0.65%
-----------------------------------------------------------------------------------------------------------------------------
Summit Natural Resources                 0.65%       -       0.73%     0.55%         1.93%      0.63%        1.30%
-----------------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index      0.45%       -       0.25%       -           0.70%        -          0.70%
- Class I
-----------------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index ****                0.35%       -       0.12%       -           0.47%      0.09%        0.38%
-----------------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index - Class      0.40%       -       0.15%       -           0.55%        -          0.55%
I ****
-----------------------------------------------------------------------------------------------------------------------------
Summit Zenith                            0.74%       -       0.16%       -           0.90%      0.16%        0.74%
-----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                      0.85%     0.25%       -         -           1.10%        -          1.10%
-----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
-----------------------------------------------------------------------------------------------------------------------------
Value                                    0.90%       -       0.34%       -           1.24%        -          1.24%
-----------------------------------------------------------------------------------------------------------------------------
UIF, Class I
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (1)              1.21%       -       0.41%       -           1.62%      0.02%        1.60%
-----------------------------------------------------------------------------------------------------------------------------
Global Value Equity (1)                  0.67%       -       0.44%     0.03%(2)      1.14%        -          1.14%
-----------------------------------------------------------------------------------------------------------------------------
International Magnum (1)                 0.80%       -       0.39%       -           1.19%      0.14%        1.05%
-----------------------------------------------------------------------------------------------------------------------------
U. S. Real Estate (1,3)                  0.77%       -       0.30%       -           1.07%        -          1.07%
-----------------------------------------------------------------------------------------------------------------------------

Overture Medley (R)                   -7-
AIM (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2008 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
AIM (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any (excluding certain items discussed below) of Series I shares to 1.30% for average daily net assets of each portfolio listed. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.
AIM (3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions, if any listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
AIM (4) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Fee Waiver reflects this agreement.
Alger (1) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.04% of its Advisory Fees.
American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses, were less than 0.005% for the most recent fiscal year.
American Century (3) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see the Investment Advisor under the Management section in the fund's prospectus.
American Century (4) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.
Calvert (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2010 (December 12, 2010 for Income), as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses.
              Ameritas Core Strategies                        0.95%
              Ameritas MidCap Growth                          0.94%
              Ameritas Money Market                           0.36%
              Ameritas Small Capitalization                   1.00%
              Ameritas Small Company Equity                   1.33%
              Income                                          0.81%
              Social Equity                                   1.08%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Portfolio's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses."
Calvert (2) "Total Portfolio Fees" are based on expenses for the Portfolio's most recent fiscal year. Management fees for the Calvert Variable Series, Inc. Portfolios include both the advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of the Portfolio's advisory fee, see "Advisory Fees" in the Portfolio's prospectus. The administrative fees (as a percentage of net assets) are as follows: 0.05% for each Ameritas Portfolio, 0.30% for Income, 0.275% for Social Balanced, 0.20% for Social Equity, and 0.35% for Social International Equity.
Calvert (3) "Total Portfolio Fees" reflect an indirect fee and fees before waivers. Indirect fees result from a Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
              Ameritas Core Strategies                        0.92%
              Ameritas MidCap Value                           1.10%
DWS (1) "Management Fees" restated on an annualized basis to reflect fee changes which took effect May 1, 2008. "Other Fees" are based on estimated amounts for the current fiscal year. Actual expenses may be different. "Other Fees" include an administrative services fee paid to the Advisor in the amount of 0.10%.
DWS (2) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.07%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.25%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. 2. Fidelity (1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. These offsets may be discontinued at any time. Including this reduction, the total class operating expenses would have been 0.89%:
Fidelity (2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total Class 2 operating expenses would have been:
              Contrafund                                     0.90%
              Growth                                         0.92%
              Mid Cap                                        0.92%
              Overseas                                       1.09%
MFS (1) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Expenses" would have been lower.

Overture Medley (R)                   -8-

MFS (2) MFS has agreed in writing to bear the funds' expenses such that "Total Portfolio Fees", determined without giving effect to the expense offset arrangements described above, do not exceed 1.10% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2010.
MFS (3) MFS has agreed in writing to bear the funds' expenses such that "Other Fees", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2010.
PIMCO (1) "Other Fees" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.
Summit (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through December 12, 2010, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses.
              Summit EAFE International Index - Class I       0.95%
              Summit Inflation Protected Plus                 0.75%
              Summit Lifestyle ETF Aggressive                 0.75%
              Summit Lifestyle ETF Conservative               0.75%
              Summit Lifestyle ETF Target                     0.75%
              Summit Nasdaq-100 Index                         0.65%
              Summit Natural Resources                        0.75%
              Summit Russell 2000 Small Cap Index - Class I   0.70%
              Summit S&P 500 Index                            0.38%
              Summit S&P MidCap 400 Index - Class I           0.55%
              Summit Zenith                                   0.74%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Portfolio's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses."
Summit (2) For EAFE International Index, Lifestyle ETF Aggressive, Lifestyle ETF Conservative, Lifestyle ETF Target and Natural Resources, "Total Portfolio Fees" are based on projected expenses for the Portfolio's current fiscal year. Management fees for the Summit Mutual Funds, Inc. Portfolios include both the advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of the Portfolio's advisory fee, see "Advisory Fees" in the Portfolio's prospectus. The administrative fee (as a percentage of net assets) is 0.10%.
UIF (1) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005% for the Emerging Markets Equity, Global Value Equity, International Magnum and U.S. Real Estate Portfolios.
UIF (2) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees & Expenses" in this table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2008. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees & Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Portfolio's Financial Highlights. UIF (3) For the fiscal year ended December 31, 2008, after giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the total annual portfolio operating expenses incurred by investors, including certain investment related expenses, was 1.07%. The total annual portfolio operating expenses excluding certain investment related expense was 1.05%.

* Short cites are used for Funds and Portfolios in this chart. See the "Investment Options" section for complete names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

         Examples of Expenses
         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract fees, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000.

Overture Medley (R)                   -9-

9-year Withdrawal Charge

                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,820 $3,702 $5,290 $8,082 $1,820 $2,902 $4,590 $8,082 $1,020 $2,902 $4,590 $8,082
   - joint spousal (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,807 $3,667 $5,241 $8,023 $1,807 $2,867 $4,541 $8,023 $1,007 $2,867 $4,541 $8,023
   - single life (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Policy Expenses      $1,718 $3,441 $4,921 $7,620 $1,718 $2,641 $4,221 $7,620   $918 $2,641 $4,221 $7,620
   without GLWB Rider (2)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Minimum Policy Expenses (3)    $923 $1,184 $1,365 $1,466   $923   $384   $665 $1,466   $123   $384   $665 $1,466
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.20% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal, Expanded Estate Protection Benefit, and "Greater Of" Guaranteed Minimum Death Benefit), applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.78%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.20% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal, Expanded Estate Protection Benefit, and "Greater Of" Guaranteed Minimum Death Benefit), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.78%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.05% of Policy value annual expenses for the 10% Free Withdrawal Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

7-year Withdrawal Charge

                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,757 $3,495 $5,019 $8,234 $1,757 $2,995 $4,719 $8,234 $1,057 $2,995 $4,719 $8,234
   - joint spousal (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,743 $3,460 $4,971 $8,178 $1,743 $2,960 $4,671 $8,178 $1,043 $2,960 $4,671 $8,178
   - single life (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Policy Expenses      $1,656 $3,237 $4,658 $7,796 $1,656 $2,737 $4,358 $7,796   $956 $2,737 $4,358 $7,796
   without GLWB Rider (2)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Minimum Policy Expenses (3)    $854   $977 $1,124 $1,802   $854   $477   $824 $1,802   $154   $477   $824 $1,802
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.60% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal, Expanded Estate Protection Benefit, "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.78%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.60% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal, Expanded Estate Protection Benefit, "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.78%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.05% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.30% for a 7-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

5-year Withdrawal Charge

                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,776 $3,641 $4,982 $8,306 $1,776 $3,041 $4,782 $8,306 $1,076 $3,041 $4,782 $8,306
   - joint spousal (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB   $1,762 $3,607 $4,934 $8,252 $1,762 $3,007 $4,734 $8,252 $1,062 $3,007 $4,734 $8,252
   - single life (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Policy Expenses      $1,674 $3,385 $4,625 $7,881 $1,674 $2,785 $4,425 $7,881   $974 $2,785 $4,425 $7,881
   without GLWB Rider (2)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Minimum Policy Expenses (3)    $869 $1,123 $1,102 $1,965   $869   $523   $902 $1,965   $169   $523   $902 $1,965
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.80% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal, Expanded Estate Protection Benefit, "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.78%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.80% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal,

Overture Medley (R)                   -10-

Expanded Estate Protection Benefit, "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.78%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.05% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.45% for a 5-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

No Withdrawal Charge Rider

                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB     $983 $2,808 $4,459 $7,922   $983 $2,808 $4,459 $7,922   $983 $2,808 $4,459 $7,922
   - joint spousal (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Expenses with GLWB     $970 $2,773 $4,409 $7,860   $970 $2,773 $4,409 $7,860   $970 $2,773 $4,409 $7,860
   - single life (1)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Maximum Policy Expenses        $881 $2,543 $4,081 $7,436   $881 $2,543 $4,081 $7,436   $881 $2,543 $4,081 $7,436
   without GLWB Rider (2)
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------
   Minimum Policy Expenses (3)    $194   $600 $1,032 $2,233   $194   $600 $1,032 $2,233   $194   $600 $1,032 $2,233
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.78%).
(2) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.78%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.70% of Policy value annual expenses for the No Withdrawal Charge Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

FINANCIAL INFORMATION

         ACCUMULATION UNIT VALUES

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         FINANCIAL STATEMENTS

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED
         (x = Base Policy Fee;  y = Optional Rider Fee)
         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

         WITHDRAWAL CHARGE

         x We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge. If your Policy is issued as a 403(b) TSA Policy, any withdrawal charges will be waived after our receipt of satisfactory Written Notice on withdrawals:
       (a) upon your severance of employment after 9 years from the Policy Date;
       (b) due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

Overture Medley (R)                   -11-

         Optional Withdrawal Charge Riders
         y The fees for optional withdrawal charge riders are deducted monthly from Policy value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge riders must be made at issue of the Policy.

         Optional Free Withdrawal Riders
         The base Policy does not have any free withdrawal riders (allowing withdrawals not subject to a withdrawal charge).

         However, optional withdrawal riders are available: See the POLICY
DISTRIBUTIONS: Withdrawals section of this prospectus for details. Current fees for optional free withdrawal riders are deducted from the Policy value on each Policy Month date, or if that date falls on a day other than a Business Day, the monthly charge will be deducted on the next Business Day. These fees continue as long as the Policy is in force.

         y A No Withdrawal Charge Rider is available for Policies issued on or after September 24, 2008. The charge for this rider is a percentage of the Policy value that will be deducted from the Policy value for the life of the Policy, and is referred to in the Policy Schedule as the "Monthly Charge." This rider may not be cancelled and will terminate when the Policy terminates.

         y The TSA No Withdrawal Charge Rider and Hardship Waiver Rider fees are deducted monthly from Policy value. Withdrawal charge fee rates are less for Large Policies (initial premium $25,000 or more) than for Small Policies. The withdrawal charge fee rate is also reduced when the Policy value exceeds $50,000 on a Policy Year anniversary. These fees continue as long as the Policy is in force.

         MORTALITY AND EXPENSE RISK CHARGE

         x We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE CHARGES
         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         x This annual fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         x We reserve the right to charge an annual Policy fee.
         y The optional Minimum Initial Premium Rider has a current annual
           Policy fee.

         Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. For the optional Minimum Initial Premium Rider for TSA Policies, we will also waive the annual Policy fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. We currently waive any Policy fee if the Policy value is at least $50,000 on a Policy Anniversary.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

Overture Medley (R)                   -12-

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         403(b) TAX SHELTERED ANNUITY CHARGES

         403(b) Tax Sheltered Annuity endorsements issued after January 1, 2002 include a 403(b) TSA Endorsement 7-Year Withdrawal Charge schedule in all states except TX, SC and WA; in those states the base Policy 9-Year Withdrawal Charge schedule applies. The 403(b) TSA Endorsement also includes a loan option, and waiver of withdrawal charge upon disability or severance of employment after the ninth Policy Year anniversary.

         FEES CHARGED BY THE PORTFOLIOS

         x Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         VALUE+ OPTION CHARGE

         y If you elected the Value+ Option, your current Separate Account annual expenses will total 1.22% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you did not elect the Value+ Option, your current Separate Account annual expenses will be 0.80% for all Policy Years, again assuming no charges for other riders.

         GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") CHARGE

          The guaranteed maximum and current annual charges for the GLWB rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary, beginning with the Rider Activation Date. Current rates are effective for GLWB Riders activated on or after May 1, 2009. Rates for GLWB Riders activated prior to May 1, 2009 currently remain at a charge of 0.60% for Single Life and 0.75% for Joint Spousal, which is subject to change as described below. If you activate this rider, the charges for the Policy and for the rider will be deducted on a pro-rata basis from all Subaccounts in the asset allocation model you select.

         The rider charge is subject to change upon Rider Activation Date, rider anniversary, or upon reset as described in the Reset Feature section of the rider description. The rider charge will not exceed the guaranteed maximum fee for this rider listed in the CHARGES section. The rider charge will not be deducted while the rider is inactive, after the Policy value reduces to zero, or if the rider is terminated.

         OTHER OPTIONAL RIDER CHARGES
         y Charges for each of the other optional riders are shown in this prospectus' CHARGES section.

         WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Overture Medley (R)                   -13-

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% of that premium without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas Variable Life Insurance Company ("AVLIC") under Nebraska law on May 28, 1987. Effective May 1, 2007, AVLIC merged with and into Ameritas, and the Separate Account was transferred to Ameritas. Ameritas is now the issuer of the Policies and is the "Depositor" of the Separate Account. (See "About Our Company" in the prospectus for further information.) Under Nebraska law, Ameritas owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

      You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment option, and the income or loss of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

Overture Medley (R)                   -14-

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies, other individual variable annuities, and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund, Series I -                           Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund, Series I -                 High total return through growth of capital and current
                                                             income.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
- Subadvisers: Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.),
Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco
Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                                 Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio, Class O                   Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                      American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I            Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment    Long-term capital appreciation; current income is
Management, Inc.                                             secondary.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth Portfolio - Fred Alger                Long-term capital appreciation.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value Portfolio - RiverSource Investments,   Long-term capital appreciation.
LLC
--------------------------------------------------------------------------------------------------------------------
Ameritas Money Market Portfolio - No subadviser              Money market:  current income.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset        Long-term capital appreciation.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity Portfolio - OFI Institutional  Long-term capital appreciation.
Asset Management Inc.
--------------------------------------------------------------------------------------------------------------------
Income Portfolio - No subadviser                             Long-term income.
--------------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio - Equity Portion: New              Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No subadviser
--------------------------------------------------------------------------------------------------------------------
Social Equity Portfolio - Atlanta Capital Management         Capital growth.
Company, LLC
--------------------------------------------------------------------------------------------------------------------
Social International Equity Portfolio - Acadian Asset        Total return.
Management, LLC
--------------------------------------------------------------------------------------------------------------------
               Dreyfus Investment Portfolios                                The Dreyfus Corporation
--------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio, Service Shares               Index:  S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset ManagerSM Portfolio, Service Class 2   Total return.
(1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Service  Total return.
Class 2 (1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2     Long-term growth.
(1,2,3)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2     Index:  S&P 500 Index.
(1,2,3)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Service Class 2            Capital appreciation.
(1,2,3)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2       Income and growth.
(1,2)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Service     Bond.
Class 2 (1,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (1,2,3)   Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (1,2,3)  Long-term growth.
--------------------------------------------------------------------------------------------------------------------
- Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3) Fidelity
Management & Research (U.K.) Inc.; and Fidelity Investmenets Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------

Overture Medley (R)                   -15-

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series, Initial Class               Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Strategic Income Series, Initial Class            Total return with emphasis on high income.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
--------------------------------------------------------------------------------------------------------------------
        PIMCO Variable Insurance Trust                            Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class           Total return.
--------------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc.*                                      Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio, Class I           Index:  MSCI EAFE Index.
- World Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio - Summit           Current income.
Investment Partners, Inc. ("Summit")
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio    Capital growth; investment income is secondary.
- Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Capital growth; investment income is secondary.
- Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio        Capital growth; investment income is secondary.
- Summit
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio - Summit                   Index: NASDAQ-100 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio, Class I - Summit         Capital growth.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio                Index: Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio - Summit                      Index: S&P 500 Index
--------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio, Class I - Summit      IndexS&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio - No subadviser                      Long-term capital appreciation; current income is
                                                             secondary.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                          T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                  Long-term capital growth and income.
--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.              Morgan Stanley Investment Management Inc.,
                                                                   which does business as Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF Global Value Equity Portfolio, Class I                   Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I                  Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF U. S. Real Estate Portfolio, Class I                     Above average current income and long-term capital
                                                             appreciation
--------------------------------------------------------------------------------------------------------------------

* These funds and their investment adviser are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will first notify you and receive any necessary SEC and state approval before making any such change.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

        We will notify you of any changes to the variable investment options.

Overture Medley (R)                   -16-

         FIXED ACCOUNT INVESTMENT OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. When you select the No Withdrawal Charge Rider, you will earn a minimum interest rate that will yield at least 1% per year, compounded annually; otherwise, you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. The Fixed Account investment option is not available for Policies issued in the States of Oregon or Washington.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

        We reserve the right to credit a bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

        We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining investment options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred

Overture Medley (R)                   -17-
                    from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed Account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o For a Policy issued with a No Withdrawal Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account.
          o We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures

Overture Medley (R)                   -18-
may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days Written Notice.

         Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         As discussed at "Fixed Account Investment Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.

Overture Medley (R)                   -19-

          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar(R) Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by Written Notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to

Overture Medley (R)                   -20-
               consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations When AIC updates the models, we will send you Written Notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Model Asset Allocation program. You will be required to talk to a Service Center representative if you are in the program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Model Asset Allocation program. Additional safeguards will apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation.).
          o If participation in the asset allocation program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the adviser's most current allocation recommendations. Any additional premiums received will be returned.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         The GLWB rider requires that, beginning on the rider activation date, you may participate only in certain asset allocation models. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative; for more information on these models, see your variable annuity application. The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

         y VALUE+ OPTION
         The Value+ Option is not available for Policies issued on or after November 5, 2007.
         If you elected the Value+ Option, we will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from our general account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, we will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:
                 Year                   Formula                Reduced Credit
                 ----                   -------                --------------
                   2                   4% x 8/9                     3.56%
                   3                   4% x 7/9                     3.11%
                   4                   4% x 6/9                     2.67%
                   5                   4% x 5/9                     2.22%
                   6                   4% x 4/9                     1.78%
                   7                   4% x 3/9                     1.33%
                   8                   4% x 2/9                     0.89%
                   9                   4% x 1/9                     0.44%

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
         Value+ Option Credits are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, Credits are not treated as an "investment in the contract" for tax purposes. (See discussion of Withdrawals and Value+ Option Recapture, below.)

         Value+ Option Charge
         The annualized charge for the Value+ Option is currently 0.42% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. We expect to make a profit on this option. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

         Withdrawals and Value+ Option Recapture
         If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by Ameritas is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:

                               Year    Percentage
                                 2        89%
                                 3        78%
                                 4        67%
                                 5        56%
                                 6        44%
                                 7        33%

         EXAMPLE: If you paid $100 in premium in the first Policy Year, we credited $4 under this option. If at the end of five years this initial $4 credit has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

         No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

         No recapture of the Credit Value will take place:
          o if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
          o    if a death benefit becomes payable, or
          o if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

         In no event will the total dollar amount of the surrender charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:

                         Age (in years) of    Maximum Percentage of
                         Premium Payment            Premium
                                1                  12.5%
                                2                  11.1%
                                3                  10.2%
                                4                  10.0%
                                5                   9.0%
                                6                   8.0%
                                7                   7.0%

Overture Medley (R)                   -22-

IMPORTANT POLICY PROVISIONS

         The Overture Medley (R) Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

         Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

         Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
         o    The only premium required.  All others are optional.
         o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) Policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

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
         Additional Premiums
         o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
         o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

         Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us.
          o For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

         "Right to Examine" Period Allocations
         If you are not satisfied with the Policy, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where requried by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Allocation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily administrative expense fee; minus
          (c) the daily mortality and expense risk charge; and this result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

Overture Medley (R)                   -24-

         Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
          (g)  the Fixed Account's share of charges for any riders;
               plus
          (h)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o   Transfers among investment options.
o   Establish systematic transfer programs.
o   Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
o You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DEATH OF ANNUITANT

         Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

Overture Medley (R)                   -25-

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not continue the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401, 403(b) or 457 qualified plan.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY
         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES
         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         POLICY TERMINATION
         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         Optional Riders
         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting a rider, as some may not be available in your state on the effective date of this prospectus. These options are currently only available at Policy issue, and most are only available if you are then not older than age 70. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Each of the options is principally described in the prospectus sections noted below:

Option                                                        Prospectus Section Where It Is Covered
------                                                        --------------------------------------
y Minimum Initial Premium.....................................IMPORTANT POLICY PROVISIONS:
                                                                 Policy Application and Issuance
y Withdrawal Charge Period....................................CHARGES: Withdrawal Charge
y Free Withdrawal Riders......................................POLICY DISTRIBUTIONS: Withdrawals
y No Withdrawal Charge Rider..................................POLICY DISTRIBUTIONS: Withdrawals
y Guaranteed Minimum Death Benefit............................POLICY DISTRIBUTIONS: Death Benefits
y 403(b) Tax Sheltered Annuity Endorsement....................POLICY DISTRIBUTIONS: Withdrawals, and
     (REQUIRED for 403(b) Policies)                              APPENDIX B: Tax Qualified Plan Disclosures
y Value+ Option...............................................INVESTMENT OPTIONS: Value+ Option
y Estate Protection Benefit ("EPB") Rider and
     Expanded Estate Protection Benefit ("EEPB") Rider........POLICY DISTRIBUTIONS: Death Benefits
y Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider.......POLICY DISTRIBUTIONS: GLWB Rider

Charges for each of the options are shown in this prospectus' CHARGES section.

Overture Medley (R)                   -26-

POLICY DISTRIBUTIONS
                (y = Optional)
         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional Guaranteed Minimum Death Benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional "free" withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules
         Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Overture Medley (R)                   -27-

o        y "Free" Withdrawal Riders
         The following Policy riders allow access to certain Policy value without being subject to withdrawal charges. There is a charge for these riders. For information about the charges for these riders, see this prospectus' CHARGES and CHARGES EXPLAINED sections. For all Policies that are not issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" Withdrawal Rider, the Expanded "Free" Withdrawal Rider, or the No Withdrawal Charge Rider must be elected at issue of the Policy. For all Policies that are issued pursuant to a 403(b) tax sheltered annuity plan, one of the 403(b) TSA No Withdrawal Charge Riders must be elected at issue of the Policy.

         y   The 10% "Free" Withdrawal Rider allows you to  withdraw,  each
Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this optional Rider, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

         y   The Expanded "Free" Withdrawal Rider allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium. Note that Value+ is not available for Policies issued on and after November 5, 2007.) Under this optional rider, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

        Y The No Withdrawal Charge Rider, which can only be attached to the Policy at issue, allows the Policy to be issued without any withdrawal charges.

Other features of a Policy issued with the rider include:
          o allocations and transfers to the Fixed Account have the following restrictions:
               - allocation of premium to the Fixed Account is limited to 25% of premium without prior approval;
               - the amount transferred to the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) is limited to 10% of the value of all Subaccounts on the most recent Policy Anniversary; and
               - we may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice;
          o if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes (See the Death Benefits section, below.);
          o the death benefit is proportionally adjusted for partial withdrawals;

In most jurisdictions, the "other features" listed above are included as part of the rider. However, in Massachusetts, Maryland, and Oregon, these features are incorporated into the base Policy that is issued with a No Withdrawal Charge Rider, rather than being made a part of the rider. For all Policies issued with a No Withdrawal Charge Rider, the rider may not be cancelled and will terminate only when the Policy terminates.

         y   The TSA Hardship Waiver Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

         y   The TSA No Withdrawal Charge Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

         LOANS (403(b) PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. The Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses;

Overture Medley (R)                   -28-
however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to January 1, 2002 or to loans made in states where origination fees are not approved.)

         Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owed during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within seven Business Days.

         Loan Interest
         Interest rate charged on loan balance: guaranteed maximum rate is 8%; we may declare a lower current interest rate.
         Interest rate credited to Policy value that is collateral for the loan: guaranteed minimum rate is 3%; we may declare a higher current interest rate.
         Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Any Policy loan balance must be repaid prior to the activation of the GLWB rider. Once the GLWB rider is activated, no Policy loans may be taken.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS

         We will pay the death benefit after we receive satisfactory proof of death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of satisfactory proof of death, we will issue a lump-sum payment to the beneficiary.

         Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds when we receive satisfactory proof of death and instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Overture Medley (R)                   -29-

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.

         If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

         If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

         If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary(ies). The death benefit equals the larger of:
         (a) your Policy value (without deduction of the withdrawal charge) on the later of the date we receive satisfactory proof of death or an annuity payout option election less any charge for applicable premium taxes; or
         (b)  the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         No Withdrawal Charge Rider - Death Benefit
         For Policies issued with the No Withdrawal Charge Rider, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes.

         If death occurs prior to age 70, the death benefit as of the date satisfactory proof of death is received is equal to the greater of the adjusted sum of premiums or the Policy value. The initial value of the adjusted sum of premiums is the initial premium. As of the day a subsequent premium is received by us, the adjusted sum of premiums is increased by the amount of that premium. As of the day that a partial withdrawal is made, the adjusted sum of premiums is decreased by the same proportion as the Policy value is decreased by the partial withdrawal.

         IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in Appendix B of this prospectus.

         Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:

                                        If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
-------------------- ------------------ ------------------------- ------------------------------------------------
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     - - -              - - -                     Policy beneficiary receives the death benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     the beneficiary    - - -                     the surviving spouse may elect to become the
                     is the Policy                                Policy Owner and continue the Policy, or may
                     Owner's                                      have the Policy end and receive the death
                     surviving spouse                             benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
the annuitant        a Policy Owner     there is no named         the Policy continues with the Policy Owner as
                     is living          contingent or joint       the Policy annuitant unless the Owner names a
                                        annuitant                 new annuitant.
-------------------- ------------------ ------------------------- ------------------------------------------------
the annuitant        the Policy Owner   - - -                     the annuitant's death is treated as a Policy
                     is a non-person                              Owner's death.
-------------------- ------------------ ------------------------- ------------------------------------------------
any annuitant        a Policy Owner     the contingent or joint   contingent annuitant becomes the annuitant, and
                     is living          annuitant is living       the Policy continues.
-------------------- ------------------ ------------------------- ------------------------------------------------

Overture Medley (R)                   -30-

                                        If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
-------------------- ------------------ ----------------------------------------------------------------------------
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     There is a         surviving Policy Owner remains as Owner for purposes of distributing any
                     living joint       remaining Policy proceeds pursuant to the annuity income option then in
                     Owner, and         effect.  If the annuity benefit payee was the deceased Policy Owner, the
                     the annuitant is   surviving Owner receives the proceeds.  If the payee is other than the
                     living             deceased Owner, proceeds continue to be paid to the payee until the paye's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     There is no        Policy beneficiary becomes the Policy Owner for purposes of distributing
                     surviving joint    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner, and         in effect.  If the annuity benefit payee was the Owner, then the Policy
                     the annuitant is   beneficiary receives the proceeds.  If the payee is other than the Owner,
                     living             proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy           any Policy Owner   Policy Owner (or other named payee) receives distribution of any remaining
annuitant            is living          Policy proceeds pursuant to the annuity income option then in effect.
-------------------- ------------------ ----------------------------------------------------------------------------
the annuitant        the annuitant is   Policy beneficiary becomes the Policy Owner for purposes of distributing
                     also the Policy    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner              in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------

         Optional Death Benefit Riders

o        y Optional Guaranteed Minimum Death Benefit Riders
         You may elect one of three optional Guaranteed Minimum Death Benefit Riders, for a charge. Your election must be made when the Policy is issued, and only if you and the annuitant are then not older than age 70. Your election cannot be changed or revoked. Each rider ends at your age 85. Under these riders, if the Owner is not a natural person, you cannot change the annuitant after the Guaranteed Minimum Death Benefit is elected. Each of the riders provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for information on the charge for these riders. Only the "Periodic Step-Up" Guaranteed Minimum Death Benefit Rider is available with the No Withdrawal Charge Rider.

         y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit
        This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first Policy Year, the GMDB is zero. Until the termination of this rider, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:
          (a)  is the greater of:
               (i)  the Policy value as of the most recent step-up date; or
               (ii) the step-up benefit immediately preceding the most recent step-up date
          (b)  is any premiums paid since the most recent step-up date
          (c) is any partial withdrawals, including withdrawal charges, since the most recent step-up date
          (d) is a proportional adjustment for each partial withdrawal made since the most recent step-up date.

The proportional adjustment will never be less than zero. It equals the step-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The step-up benefit and Policy value used to compute the proportional adjustment are prior to the partial withdrawal.

         The step-up interval is stated in your Policy's schedule page for this rider. The step-up benefit for your attained ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this rider, which is the Policy Anniversary nearest your 85th birthday.

         y Optional 5% Roll-up Guaranteed Minimum Death Benefit
         This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:
          (a)  is the current Policy value, and
          (b) is the total of premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, not to exceed 200% of net premiums.
The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment will never be less than zero. It equals the roll-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The roll up benefit and Policy value used to compute this adjustment are prior to the partial withdrawal.

         The accumulation of net premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your attained ages 80-84 is the roll-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this rider, which is the Policy
Anniversary nearest your 85th birthday.

Overture Medley (R)                   -31-
         y Optional "Greater of" Guaranteed Minimum Death Benefit
         This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

         y Optional Estate Protection Benefit Riders

         y Estate Protection Benefit
         For an additional charge you may purchase the Estate Protection Benefit ("EPB")Rider. The EPB must be elected and purchased at the time you apply for your Policy, and cannot be canceled once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional Guaranteed Minimum Death Benefit Rider that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:
                                 Current Fee           Guaranteed Maximum Fee
        Issue ages 0-70              0.20%                     0.40%
        Issue ages 71-80             0.60%                     0.80%
This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit must be elected prior to Policy issue and may not be revoked once elected.

         Calculation of the Benefit:
         The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB is calculated as follows:

          40% X Benefit Base; where:
          Benefit Base = (PVD - NPBB) < Benefit Cap, such that:
          PVD = the Policy value on the date of the Policy Owner's death prior to any death benefit calculations;
          NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:
               NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and
               Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first Policy Year, there is no reduction for premiums received prior to death. If death occurs in the second Policy Year, all premiums received in the second Policy Year reduce the net premium amount. If death occurs after the second Policy Year, only premiums received within the 12-month period prior to death reduce the net premium amount.
                    EXAMPLE
                      Assume the following items:
                        (a)  Death occurs in Policy Year 5
                        (b)  Policy value at time of death is $90,000
                             (PVD = $90,000)
                        (c) Net premiums adjusted for withdrawals is $53,000 (NP = $53,000)
                        (d) Net premiums used for the determination of the Benefit Base is $50,000
                             (NPBB = $50,000)
                        (e) Premium received within 12 months prior to death = $14,000
                    From this information, the following is determined:
                        (a)  Benefit Cap = $53,000 - $14,000 = $39,000
                        (b)  Benefit Base = $90,000 - $50,000 = $40,000,
                             which is greater than the Benefit Cap, so the Benefit Base = $39,000
                        (c)  EPB amount = 40% of $39,000 = $15,600

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         y Expanded Estate Protection Benefit ("EEPB")
         For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") rider in lieu of the EPB Rider if you intend to exchange your existing annuity for an Overture Medley (R) Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB is available only at Policy issue and once elected it may not be revoked.

Overture Medley (R)                   -32-

         The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:
                                       Current Fee    Guaranteed Maximum Fee
                  Issue ages 0-70           0.25%              0.45%
                  Issue ages 71-80          0.80%              1.00%

         Calculation of the Benefit:
         The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used to determine the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provided the sum does not exceed 100% of the net premiums. The EEPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB is calculated as follows:
         40% X Benefit Base; where:
         Benefit Base = [(PVD - NPBB) + (z% x Transfer Premium)] < Benefit Cap, such that:
         PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB;
              Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC
              Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and
              z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:
                                Years Since Receipt              %
                                        1                       10
                                        2                       20
                                        3                       30
                                        4                       40
                                        5+                      50

                  EXAMPLE
                  Assume the following items:
                    (a)  Death occurs in Policy Year 3;
                    (b)  Policy value at time of death is $110,000
                         (PVD = $110,000);
                    (c)  Net premiums adjusted for withdrawals is $73,000
                         (NP = $73,000);
                    (d) Net premiums used for the determination of the Benefit Base is $70,000
                         (NPBB = $70,000)
                    (e) Transfer Premiums, which were all paid in Policy Year 1, are $10,000
                         (Transfer Premiums = $10,000);
                    (f) Premium received within 12 months prior to death = $31,000.
                 From this information, the following is determined:
                    (a)  Benefit Cap = $73,000 - $31,000 = $42,000;
                    (b)  Benefit Base =[($110,000 - $70,000) + (30% x $10,000)]
                         = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
                    (c)  EEPB amount = 40% of $42,000 = $16,800

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Overture Medley (R)                   -33-

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

Annuity payments:
       - require investments to be allocated to our general account, so are not variable.
       -  may be subject to a withdrawal charge.
       -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

         When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

         Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

         Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

Overture Medley (R)                   -34-

         The annuity income options are:
          1. Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

          2. Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

          3. Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

          4. Lifetime Income Annuity. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.

          5. Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.

          6.   Lump Sum. Proceeds are paid in one sum.

       GLWB RIDER

          A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy Date is on or after November 5, 2007 and if the rider is approved in your state. The rider may be issued in its Inactive Phase for any issue age 0 - 85. It may be issued in an active status when the Policy Owner is age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). Active status riders will be either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

         The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

o        GLWB Definitions

Benefit phases are defined as:
     o Inactive Phase. The period of time when this rider is inactive. The Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).
     o    The Owner(s) of the Policy or;
     o The annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
     o The spouses at the time the joint spousal option is selected. Once the rider is activated, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Policy Date.

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:
     o    5% for the Rider Year in which no withdrawal is taken
     o    0% for the Rider Year in which a withdrawal is taken
     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Policy Date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Policy Date, it is equal to the Policy value as of the Rider Activation Date.

Overture Medley (R)                   -35-

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy value of the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

o         Inactive Phase

     The following apply during the Inactive Phase:
     o    No charges for the rider will be deducted from the Policy value.
     o No restrictions are imposed on withdrawals other than those provided by the base Policy.
     o No restrictions are imposed on asset allocations other than those provided by the base Policy.
     o No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

     The end of the Inactive Phase coincides with the Rider Activation Date.

o        Activation of Rider

         Rider Activation Date
         The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms and your written consent granting AIC discretionary authority as described in the Model Asset Allocation Program section and below, but no earlier than the Youngest Age 50.

         Once the rider is activated, no Policy loans may be taken.

         Rider Charges
         The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

         Asset Allocation
         Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active, and you agree to a rebalancing schedule. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative. You are permitted to transfer your total Policy value from one allowable allocation model to another allowable allocation model. AIC will serve as your investment adviser fiduciary solely for purposes of development of the asset allocation models and periodic updates to the models or deletion of models available under the GLWB.

         The conditions of the Model Asset Allocation Program will apply. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable asset asset model best for you. AIC will not make this decision for you.

         Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the Subaccounts in the asset allocation model you have selected. All withdrawals will be deducted proportionally from the Subaccounts in the asset allocation model.

         We have the right to discontinue access to an allocation model. If an allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining asset allocation models.

         We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable asset allocation model. We will require you to sign a form

Overture Medley (R)                   -36-
to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

         Continuation of Rider by Surviving Spouse for Single Life Option
         This section applies only to Policies issued as tax non-qualified, or to Policies issued as Regular, SEP, SIMPLE, or Roth IRAs. Continuation of the rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401, 403(b) or 457.

         If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.
     a. If the surviving spouse has not reached attained age 50, the rider will become inactive and will enter the Inactive Phase.
     b. If the surviving spouse has reached attained age 50, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

         If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

o        Accumulation Phase

         Reset Feature
         On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

         At the time of a reset:
          1.   A new 10-year period begins for:
               a.   Premium Accumulation Value; and,
               b. Comparison of anniversary Policy values to determine the Maximum Anniversary Policy Value.
          2. The charge for the rider will equal the charge in effect for new issues of the same rider.
          3. If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
          4. You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

         On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

         Withdrawals
         You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Issue Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described below.

         A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

                  a - (a * (b / c))

                  where:
                  a = Premium Accumulation Value or Maximum Anniversary Policy
                      Value prior to the withdrawal;
                  b = withdrawal amount;
                  c = Policy value prior to the withdrawal

Overture Medley (R)                   -37-

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

o        Withdrawal Phase

         You may choose to begin withdrawal payments no sooner than 30 days after the Policy Issue Date and no later than 60 days after the date we receive the properly completed service form in our office.

         Benefit Base
         The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

         The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:
         o    Policy value
         o    Premium Accumulation Value
         o    Maximum Anniversary Policy Value

         The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

         Lifetime Withdrawal Benefit Amount
         We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person. Total withdrawals in a Rider Year that do not exceed the LWBA will not be subject to withdrawal charges as provided by the base Policy and any other rider issued with the base Policy.

         The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o    4.0% - ages 50 through 54
          o    4.5% - ages 55 through 59
          o    5.0% - ages 60 through 64
          o    5.5% - ages 65 through 69
          o    6.0% - ages 70 through 74
          o    6.5% - ages 75 through 79
          o    7.0% - age 80 and older
At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

         You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

         Impact of Withdrawals on Benefit Base
         Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

         At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):
                  _____x____
                  (y - (z - x))

                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.
A reduction in the Benefit Base will reduce the LWBA.

         No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Overture Medley (R)                   -38-

         Step-Up of Benefit Base
         On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

         Additional Premiums
         Additional premium payments made during the Withdrawal Phase will:
          1. increase the Policy value according to the provisions of the Policy; and,
          2.   increase the Benefit Base; and,
          3.   increase the LWBA.

         Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

o        Guaranteed Phase

         If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
          a.   the monthly rider charge will no longer be deducted; and,
          b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
          c.   no additional premiums will be accepted; and,
          d.   no additional step-ups will occur; and,
          e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
          f. the Policy and any other riders will cease to provide any death benefits.

o        Death Benefit

         Upon the death of the last Covered Person, the beneficiary will elect to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

         If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o        Termination of Rider

         Except as otherwise provided under the Continuation of Rider by Surviving Spouse for Single Life Option, the rider will terminate without value on the earliest occurrence of any of the following dates:
          1.   the date of death of the last surviving Covered Person;
          2.   the date there is a change of Owner;
          3. the date annuity payments commence under an annuity income option as described in the Policy;
          4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
          5.   the date any asset allocation requirement is violated;
          6. the date a loan is taken from the Policy, as applicable, during the Accumulation Phase or the Withdrawal Phase;
          7. the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.
If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:
               a. apply the Policy value under an annuity income option described in the Policy, or
               b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

Overture Medley (R)                   -39-

FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

         Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

         Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the Owner;
          o    if the taxpayer is defined as totally disabled;
          o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

         Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

         Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Overture Medley (R)                   -40-

         Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

         Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

         Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans, including:
         o Tax Sheltered Annuities, Code Section 403(b);
         o Individual Retirement Annuities (IRAs), Code Section 408(b);
         o Simplified Employee Pension (SEP IRA), Code Section 408(k);
         o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
           Section 408(p); and
         o Roth IRAs, Code Section 408A.

         The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

         The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

         On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code
Section 403(b). While most of these provisions became effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract Owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor.

         Therefore, Ameritas is suspending 403(b) exchanges (both incoming and outgoing) and 403(b) trustee-to-trustee transfers until we have an information sharing agreement with the 403(b) plan sponsors that is consistent with the new regulations. We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) contract. If you must discontinue your 403(b) annuity while exchanges are suspended, you may submit paperwork to initiate a withdrawal or a rollover to an IRA or to another qualified plan, if a distributable event has occurred (such as attainment of age 59 1/2, severance from employment, death, disability, or qualified reservist distribution and circumstances allow). Our Service Center is available to assist you with any of your contract needs.

         Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

Overture Medley (R)                   -41-

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. Prior to May 1, 2007, AVLIC issued the Policy. Effective May 1, 2007, AVLIC merged with and into Ameritas ("Merger"). AVLIC was a wholly-owned subsidiary of Ameritas. On the date of the Merger, Ameritas Life Insurance Corp. acquired from AVLIC all of AVLIC's assets, and became directly liable for AVLIC's liabilities and obligations with respect to all policies issued by AVLIC then outstanding.

         The Merger was approved by the boards of directors of Ameritas and AVLIC. The Merger also received regulatory approval from the State of Nebraska Department of Insurance, the state of domicile of Ameritas and AVLIC. The Merger did not affect the terms of, or the rights and obligations under a Policy issued by AVLIC prior to May 1, 2007, other than to reflect the change to the company that guarantees the Policy benefits from AVLIC to Ameritas. Owners of such Policies received an endorsement from Ameritas that reflected the change from AVLIC to Ameritas. The Merger also did not result in any adverse tax consequences for any Policy Owners.

         Ameritas is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"),  5900 "O" Street,  Lincoln,
Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct majority-owned subsidiary of Ameritas. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2008 the list included the following firms: Cambridge Investment Research, Inc., Commonwealth Financial Network, Harbour Investment, Inc., Investacorp, Inc., Investors Capital Corp., LPL Financial Services, and Sigma Financial Corporation. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.

         VOTING RIGHTS

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you are invested. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

Overture Medley (R)                   -42-

APPENDIX A: Accumulation Unit Values

         The following table shows accumulation unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Variable Separate Account VA-2 (the "Registrant") under variable annuity Policies offered by this prospectus. Overture Medley AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

         The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for Overture Medley Policies, as well as accumulation units for the Registrant's other policies, which are no longer offered for sale, but for which the Registrant may continue to accept payments. These closed products include Overture Annuity, Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim, and Overture Accent (collectively referred to as the "Other VA-2 Annuities"). Policy expenses vary for each of the Registrant's variable annuities; therefore, Overture Medley AUVs are not representative of values for the other products.

         The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   AIM V.I. Dynamics Fund, Series I           2001       16.60             12.646    87,960        429,662
      (01/01/2001)                            2002                          8.547   173,480        321,018
                                              2003                         11.688   255,901        230,956
                                              2004                         13.142   292,998        211,642
                                              2005                         14.435   259,477        171,341
                                              2006                         16.629   255,036        167,191
                                              2007                         18.506   195,886        123,188
                                              2008                          9.532   163,798         96,902
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   AIM V.I. Global Real Estate Fund, Series I 2008          NA                 NA        NA             NA
      (05/01/2009)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   AIM V.I. International Growth Fund,        2008       31.91             19.943     5,505          8,197
      Series I (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
THE ALGER AMERICAN FUND
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Alger American Balanced Portfolio, Class   1999                                               1,690,866
      O (01/01/2001)                          2000                                               2,347,330
                                              2001       13.56             13.410   207,825      2,181,719
                                              2002                         11.674   317,627      1,679,083
                                              2003                         13.788   463,258      1,516,962
                                              2004                         14.302   553,737      1,277,060
                                              2005                         15.384   481,743      1,025,046
                                              2006                         15.983   417,019        752,928
                                              2007                         17.816   393,968        593,599
                                              2008                         12.061   321,129        439,597
--------------------------------------------- ------ ------------ --------------- ------------ --------------
AMERICAN CENTURY INVESTMENTS
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   American Century VP Income & Growth        2001         6.93             6.471   433,115        952,768
      Fund, Class I (01/01/2001)              2002                          5.178   909,031      1,384,378
                                              2003                          6.646 1,642,598      1,446,918
                                              2004                          7.450 2,236,273      1,508,620
                                              2005                          7.733 2,660,008      1,512,359
                                              2006                          8.983 3,076,650      1,493,691
                                              2007                          8.905 2,036,098        877,219
                                              2008                          5.779 1,530,469        651,672
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   American Century VP Mid Cap Value Fund,    2008        12.97             9.738    27,809         54,640
      Class I (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley                      -A:1-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
CALVERT VARIABLE SERIES, INC.
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Ameritas Core Strategies Portfolio         2003        14.80            16.185   340,812      3,034,259
(10/31/2003)                                  2004                         17.355   480,203      2,489,436
                                              2005                         18.707   617,264      2,000,007
                                              2006                         22.579   859,579      1,681,455
                                              2007                         23.957 1,834,988      1,614,048
                                              2008                         14.162 2,745,799      1,303,931
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Ameritas MidCap Growth Portfolio           1999                                               1,494,949
(01/01/2001)                                  2000                                               2,288,396
                                              2001        32.76            31.790    42,310      1,810,875
                                              2002                         22.117    89,019      1,336,947
                                              2003                         32.323   152,188      1,195,479
                                              2004                         36.362   217,959        993,225
                                              2005                         40.141   287,425        813,714
                                              2006                         43.506   316,573        657,754
                                              2007                         58.128   361,066        543,893
                                              2008                         24.516   405,028        412,612
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Ameritas MidCap Value Portfolio            2001        15.00            17.716   170,533        865,222
(01/01/2001)                                  2002                         15.116   401,478      1,042,666
                                              2003                         19.382   531,163        841,595
                                              2004                         20.993   668,687        736,847
                                              2005                         22.046   999,761        741,731
                                              2006                         24.842 1,239,361        705,702
                                              2007                         25.886 1,339,590        599,183
                                              2008                         14.345 1,020,126        377,014
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Ameritas Money Market Portfolio            1999                                             126,857,947
(01/01/2001)                                  2000                                             128,335,651
                                              2001        1.00              1.030 13,882,321   112,344,280
                                              2002                          1.039 20,980,677    86,708,900
                                              2003                          1.041 16,549,336    59,496,327
                                              2004                          1.045 13,216,208    31,488,465
                                              2005                          1.068 12,454,164    24,791,108
                                              2006                          1.110 16,085,844    22,729,292
                                              2007                          1.157 24,667,984    25,160,805
                                              2008                          1.182 48,041,974    32,499,624
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Ameritas Small Capitalization Portfolio    1999                                               1,271,908
      (01/01/2001)                            2000                                               1,170,773
                                              2001       36.90             29.194    11,599      1,041,512
                                              2002                         18.764    42,634        817,243
                                              2003                         25.854    88,031        726,325
                                              2004                         26.250   125,468        622,119
                                              2005                         26.725   158,213        477,777
                                              2006                         31.965   194,490        402,968
                                              2007                         35.451   276,720        346,753
                                              2008                         22.155   303,429        287,524
--------------------------------------------- ------ ------------ --------------- ------------ --------------
  Ameritas Small Company Equity Portfolio     2001       15.00             19.727   101,570        440,123
      (01/01/2001)                            2002                         18.148   224,687        555,822
                                              2003                         24.474   278,296        515,343
                                              2004                         27.966   349,258        452,233
                                              2005                         27.213   404,639        366,161
                                              2006                         29.194   354,606        250,875
                                              2007                         29.417   279,514        192,979
                                              2008                         20.411   224,941        132,885
--------------------------------------------- ------ ------------ --------------- ------------ --------------
  Income Portfolio (05/01/2002)               2002       15.00             15.915   196,245        142,004
                                              2003                         17.798   475,748        215,412
                                              2004                         18.657   935,247        286,385
                                              2005                         19.196 1,487,915        448,009
                                              2006                         20.007 1,933,118        538,315
                                              2007                         20.840 2,414,354        599,499
                                              2008                         18.267 2,200,116        347,238
--------------------------------------------- ------ ------------ --------------- ------------ --------------
  Social Balanced Portfolio (01/01/2001)      2000                                                 346,933
                                              2001       1.964              1.851   455,566      1,878,245
                                              2002                          1.614 1,232,673      1,732,296
                                              2003                          1.911 1,879,583      1,758,328
                                              2004                          2.052 2,131,849      1,676,471
                                              2005                          2.151 1,829,391      1,394,806
                                              2006                          2.321 1,962,968      1,269,665
                                              2007                          2.366 1,911,890      1,204,405
                                              2008                          1.612 1,860,158        828,237
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley                      -A:2-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
  Social Equity Portfolio (05/01/2002)        2002       15.00             12.887    36,489         12,748
                                              2003                         15.622   144,402         31,354
                                              2004                         16.606   273,384         29,092
                                              2005                         17.223   285,289         30,907
                                              2006                         18.805   288,474         27,548
                                              2007                         20.519   288,584         25,958
                                              2008                         13.069   300,447         22,297
--------------------------------------------- ------ ------------ --------------- ------------ --------------
  Social International Equity Portfolio       2000                                                  15,290
  (01/01/2001)                                2001       19.30             14.486    15,726         45,574
                                              2002                         12.228    77,458         76,831
                                              2003                         15.976   168,182        128,219
                                              2004                         18.694   309,928        131,218
                                              2005                         20.389   296,955        127,088
                                              2006                         25.796   341,020        125,493
                                              2007                         26.248   339,572        112,088
                                              2008                         13.803   328,362         63,126
--------------------------------------------- ------ ------------ --------------- ------------ --------------
DREYFUS INVESTMENT PORTFOLIOS
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Dreyfus MidCap Stock Portfolio, Service    2002       12.17             12.033     3,790          3,673
      Shares  (11/01/2002)                    2003                         15.699    85,176         93,123
                                              2004                         17.790   163,245         97,909
                                              2005                         19.226   161,486        101,097
                                              2006                         20.537   172,611         99,413
                                              2007                         20.656   163,887         68,430
                                              2008                         12.203   149,086         42,940
--------------------------------------------- ------ ------------ --------------- ------------ --------------
DWS VARIABLE SERIES II
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   DWS Dreman Small Mid Cap Value VIP         2008       11.39              7.888   884,934       139,063
     Portfolio, Class A (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   DWS Global Thematic VIP Portfolio, Class   2008       10.93              5.810    18,086         9,080
     A (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Fidelity(R) VIP Asset ManagerSM Portfolio, 2001       15.61             14.275   127,031            NA
     Service Class 2 (01/01/2001)             2002                         12.889   181,645
                                              2003                         15.048   216,010
                                              2004                         15.701   276,775
                                              2005                         16.165   237,995
                                              2006                         17.181   210,278
                                              2007                         19.630   218,860
                                              2008                         13.845   236,279
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP Asset ManagerSM Portfolio, 1999          NA                 NA        NA        520,763
     Service Class                            2000                                                 770,288
                                              2001                                                 764,614
                                              2002                                                 606,667
                                              2003                                                 540,596
                                              2004                                                 479,921
                                              2005                                                 355,856
                                              2006                                                 295,961
                                              2007                                                 231,166
                                              2008                                                 159,545
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP Asset ManagerSM Portfolio, 1999          NA                 NA        NA      4,804,199
     Initial Class                            2000                                               3,921,432
                                              2001                                               3,013,437
                                              2002                                               2,364,213
                                              2003                                               2,036,239
                                              2004                                               1,674,898
                                              2005                                               1,326,394
                                              2006                                               1,063,416
                                              2007                                                 907,645
                                              2008                                                 765,426
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP Asset Manager: Growth(R)   2001       13.89             12.347    17,035             NA
     Portfolio, Service Class 2 (01/01/2001)  2002                         10.315    21,715
                                              2003                         12.592    50,389
                                              2004                         13.195    69,339
                                              2005                         13.557    65,253
                                              2006                         14.354    61,424
                                              2007                         16.888    98,297
                                              2008                         10.732   111,852
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley                      -A:3-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Asset Manager: Growth(R)  1999          NA                 NA        NA        141,331
      Portfolio, Service Class                2000                                                 215,494
                                              2001                                                 184,602
                                              2002                                                 130,467
                                              2003                                                 114,295
                                              2004                                                  95,010
                                              2005                                                  76,487
                                              2006                                                  64,347
                                              2007                                                  55,496
                                              2008                                                  41,239
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Asset Manager: Growth(R)  1999          NA                 NA        NA        889,752
      Portfolio, Initial Class                2000                                                 800,862
                                              2001                                                 634,497
                                              2002                                                 480,413
                                              2003                                                 438,544
                                              2004                                                 356,662
                                              2005                                                 262,664
                                              2006                                                 205,597
                                              2007                                                 157,100
                                              2008                                                 127,949
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Contrafund(R) Portfolio,  2001       22.89             20.549    64,084             NA
      Service Class 2 (01/01/2001)            2002                         18.438   206,580
                                              2003                         23.452   446,856
                                              2004                         26.792   767,894
                                              2005                         31.005 1,235,831
                                              2006                         34.275 1,526,651
                                              2007                         39.885 1,963,572
                                              2008                         22.672 1,153,433
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Contrafund(R) Portfolio,  1999          NA                 NA        NA        609,194
      Service Class                           2000                                                 885,063
                                              2001                                                 795,408
                                              2002                                                 672,958
                                              2003                                                 638,401
                                              2004                                                 622,636
                                              2005                                                 646,309
                                              2006                                                 592,967
                                              2007                                                 533,126
                                              2008                                                 316,539
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Contrafund(R) Portfolio,  1999          NA                 NA        NA      3,189,410
      Initial Class                           2000                                               3,096,238
                                              2001                                               2,516,852
                                              2002                                               2,230,859
                                              2003                                               1,981,173
                                              2004                                               1,804,658
                                              2005                                               1,633,953
                                              2006                                               1,388,729
                                              2007                                               1,182,770
                                              2008                                                 874,442
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Equity-Income Portfolio,  2001       25.11             22.436   143,316             NA
      Service Class 2 (01/01/2001)            2002                         18.449   317,475
                                              2003                         23.802   596,628
                                              2004                         26.265   821,828
                                              2005                         27.509 1,202,755
                                              2006                         32.729 1,509,056
                                              2007                         32.881 1,931,937
                                              2008                         18.647   803,910
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Equity-Income Portfolio,  1999          NA                 NA        NA        466,389
      Service Class                           2000                                                 499,327
                                              2001                                                 613,370
                                              2002                                                 504,581
                                              2003                                                 490,142
                                              2004                                                 477,376
                                              2005                                                 472,238
                                              2006                                                 446,553
                                              2007                                                 419,707
                                              2008                                                 205,618
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley                      -A:4-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Equity-Income Portfolio,  1999          NA                 NA        NA      4,303,989
      Initial Class                           2000                                               3,476,817
                                              2001                                               3,095,692
                                              2002                                               2,651,704
                                              2003                                               2,208,289
                                              2004                                               1,833,789
                                              2005                                               1,531,653
                                              2006                                               1,301,414
                                              2007                                               1,115,417
                                              2008                                                 821,310
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Growth Portfolio, Service 2001       41.63             33.115    81,472             NA
      Class 2 (01/01/2001)                    2002                         22.908   172,691
                                              2003                         30.127   293,933
                                              2004                         30.820   420,603
                                              2005                         32.258   518,529
                                              2006                         34.105   625,970
                                              2007                         42.853   385,350
                                              2008                         22.400   307,877
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Growth Portfolio, Service 1999          NA                 NA        NA        356,095
      Class                                   2000                                                 585,291
                                              2001                                                 558,929
                                              2002                                                 430,633
                                              2003                                                 394,595
                                              2004                                                 344,066
                                              2005                                                 294,794
                                              2006                                                 254,473
                                              2007                                                 191,310
                                              2008                                                 128,416
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Growth Portfolio, Initial 1999          NA                 NA        NA      2,656,954
      Class                                   2000                                               2,320,631
                                              2001                                               2,012,029
                                              2002                                               1,490,848
                                              2003                                               1,312,378
                                              2004                                               1,118,425
                                              2005                                                 862,163
                                              2006                                                 718,374
                                              2007                                                 567,411
                                              2008                                                 464,476
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP High Income Portfolio,    2001        8.12              6.318   175,675             NA
      Service Class 2 (01/01/2001)            2002                          6.478   486,540
                                              2003                          8.147 1,059,483
                                              2004                          8.841 1,293,209
                                              2005                          8.973 1,476,568
                                              2006                          9.884 1,710,492
                                              2007                         10.054 1,649,397
                                              2008                          7.466 2,726,370
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP High Income Portfolio,    1999          NA                 NA        NA        524,182
      Service Class                           2000                                                 480,273
                                              2001                                                 459,387
                                              2002                                                 483,041
                                              2003                                                 597,022
                                              2004                                                 533,222
                                              2005                                                 469,606
                                              2006                                                 492,557
                                              2007                                                 356,582
                                              2008                                                 345,499
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP High Income Portfolio,     1999          NA                 NA        NA      1,960,838
      Initial Class                           2000                                               1,862,735
                                              2001                                               2,164,098
                                              2002                                               2,626,641
                                              2003                                               1,945,727
                                              2004                                               1,284,451
                                              2005                                                 943,169
                                              2006                                                 718,313
                                              2007                                                 511,382
                                              2008                                                 500,407
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley                      -A:5-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Investment Grade Bond     2001       12.63             12.734   302,145             NA
      Portfolio, Service Class 2              2002                         13.916   925,800
      (01/01/2001)                            2003                         14.490 1,156,571
                                              2004                         14.977 1,413,321
                                              2005                         15.140 1,743,207
                                              2006                         15.641 1,948,921
                                              2007                         16.150 2,653,284
                                              2008                         15.468 2,527,783
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Investment Grade Bond     1999          NA                 NA        NA      3,886,955
      Portfolio, Initial Class                2000                                               3,542,927
                                              2001                                               3,996,734
                                              2002                                               4,852,807
                                              2003                                               3,486,280
                                              2004                                               2,749,991
                                              2005                                               2,251,498
                                              2006                                               1,783,443
                                              2007                                               1,722,703
                                              2008                                               1,281,868
--------------------------------------------- ------ ------------ --------------- ------------ --------------
   Fidelity(R) VIP Mid Cap Portfolio, Service 2008         NA                  NA       NA              NA
      Class 2 (05/01/2009)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Overseas Portfolio,       2001       19.81             13.719    33,056             NA
      Service Class 2 (01/01/2001)            2002                         10.831    89,523
                                              2003                         15.372   213,241
                                              2004                         17.279   427,850
                                              2005                         20.362   852,293
                                              2006                         23.791 1,270,006
                                              2007                         27.626 1,303,655
                                              2008                         15.355   678,087
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Overseas Portfolio,       1999          NA                 NA        NA        181,858
      Service Class                           2000                                                 373,516
                                              2001                                                 297,480
                                              2002                                                 252,107
                                              2003                                                 247,973
                                              2004                                                 275,370
                                              2005                                                 326,035
                                              2006                                                 329,153
                                              2007                                                 304,203
                                              2008                                                 167,010
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Fidelity(R) VIP Overseas Portfolio,       1999          NA                 NA        NA      1,865,695
      Initial Class                           2000                                               1,718,251
                                              2001                                               1,368,794
                                              2002                                               1,072,969
                                              2003                                                 934,337
                                              2004                                                 833,483
                                              2005                                                 747,371
                                              2006                                                 710,580
                                              2007                                                 641,896
                                              2008                                                 456,078
--------------------------------------------- ------ ------------ --------------- ------------ --------------
MFS(R) VARIABLE INSURANCE TRUSTSM
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) VIT New Discovery Series, Initial  1999                                                  35,341
      Class (01/01/2001)                      2000                                               1,279,234
                                              2001       15.64             15.665   110,102      1,166,920
                                              2002                         10.630   187,083        860,514
                                              2003                         14.103   251,217        713,557
                                              2004                         14.903   291,624        621,067
                                              2005                         15.560   240,329        472,785
                                              2006                         17.477   225,733        375,662
                                              2007                         17.774   208,148        280,561
                                              2008                         10.697   186,332        242,346
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) VIT Research International Series, 2008       15.06              8.843 3,241,216        435,860
      Initial Class (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) VIT Strategic Income Series,       1999                                                 319,573
      Initial Class (01/01/2001)              2000                                                 325,253
                                              2001       10.08             10.416    18,160        285,303
                                              2002                         11.208    95,693        562,167
                                              2003                         12.275   215,479        461,040
                                              2004                         13.118   377,445        473,351
                                              2005                         13.260   526,508        432,075
                                              2006                         14.032   646,058        436,454
                                              2007                         14.434   779,809        454,297
                                              2008                         12.595   460,850        277,077
--------------------------------------------- ------ ------------ --------------- ------------ --------------

Overture Medley                      -A:6-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) VIT Total Return Series, Initial   2008       19.48             15.340    37,529         14,174
      Class (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    MFS(R) VIT Utilities Series, Initial      1999                                               2,288,508
      Class (01/01/2001)                      2000                                               2,805,236
                                              2001       22.97             17.739   118,165      2,327,645
                                              2002                         13.600   127,935      1,602,142
                                              2003                         18.338   204,463      1,386,035
                                              2004                         23.685   331,367      1,266,296
                                              2005                         27.454   475,120      1,154,249
                                              2006                         35.751   530,253      1,007,192
                                              2007                         45.360   609,082        841,533
                                              2008                         28.046   548,208        570,272
--------------------------------------------- ------ ------------ --------------- ------------ --------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Neuberger Berman AMT Regency Portfolio,   2008       15.76              8.749     4,020          1,118
      Class I (05/01/08)
--------------------------------------------- -------- ---------- --------------- ------------ --------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------- -------- ---------- --------------- ------------ --------------
PIMCO Total Return Portfolio, Administrative  2008          NA                 NA        NA             NA
Class (05/01/2009)
--------------------------------------------- -------- ---------- --------------- ------------ --------------
SUMMIT MUTUAL FUNDS, INC.
--------------------------------------------- -------- ---------- --------------- ------------ --------------
    Summit EAFE International Index           2008       96.70             57.903     3,629          2,854
      Portfolio (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit Inflation Protected Plus           2008       53.97             50.853   182,858         44,313
      Portfolio (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit Lifestyle ETF Market Strategy      2008       50.69             36.949     4,414          1,082
      Aggressive Portfolio (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit Lifestyle ETF Market Strategy      2008       51.47             44.317    13,078          8,579
      Conservative Portfolio (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit Lifestyle ETF Market Strategy      2008       51.99             39.224     4,537             35
      Target Portfolio (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit Nasdaq-100 Index Portfolio         2001        6.06              4.432   177,238        927,350
      (01/01/2001)                            2002                          2.749   433,419      1,120,947
                                              2003                          4.054   844,345      1,441,723
                                              2004                          4.428   865,611      1,077,294
                                              2005                          4.450   756,282        756,562
                                              2006                          4.709   684,034        555,610
                                              2007                          5.535   909,022        640,369
                                              2008                          3.191   716,020        518,059
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit Natural Resources Portfolio        2008       64.98             36.301    27,046         20,399
      (05/01/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit Russell 2000 Small Cap Index       2001        9.57              9.622    61,252        234,638
      Portfolio (01/01/2001)                  2002                          7.539    98,539        394,320
                                              2003                         10.938   211,076        616,173
                                              2004                         12.771   327,689        602,659
                                              2005                         13.179   276,468        409,893
                                              2006                         15.375   313,643        318,650
                                              2007                         14.917   259,845        225,070
                                              2008                          9.772   272,209        198,841
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit S&P 500 Index Portfolio            2008       57.79             59.393   116,588        397,199
      (12/12/2008)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit S&P MidCap 400 Index Portfolio     2001       11.40             11.683    70,378        121,218
      (01/01/2001)                            2002                          9.839   122,614        333,547
                                              2003                         13.155   231,485        417,757
                                              2004                         15.106   336,499        476,434
                                              2005                         16.777   394,840        445,754
                                              2006                         18.262   479,718        343,778
                                              2007                         19.454   451,750        267,402
                                              2008                         12.227   414,376        216,189
--------------------------------------------- ------ ------------ --------------- ------------ --------------
    Summit Zenith Portfolio  (12/12/2008)     2008       48.44             49.800   929,676        640,309
--------------------------------------------- ------ ------------ --------------- ------------ --------------
T. ROWE PRICE EQUITY SERIES, INC.
--------------------------------------------- -------- ---------- --------------- ------------ --------------
   T. Rowe Price Blue Chip Portfolio-II       2008       11.00              6.674 4,207,576        570,171
      (05/01/2008)
--------------------------------------------- -------- ---------- --------------- ------------ --------------
THIRD AVENUE VARIABLE SERIES TRUST
--------------------------------------------- -------- ---------- --------------- ------------ --------------
   Third Avenue Value Portfolio (01/01/2001)  2001       14.82             17.171   240,548        961,689
                                              2002                         15.216   474,992      1,228,758
                                              2003                         21.518   724,909      1,416,63
                                              2004                         25.594 1,026,292      1,500,471
                                              2005                         29.105 1,164,416      1,396,923
                                              2006                         33.431 1,263,537      1,328,375
                                              2007                         31.571 1,271,785      1,049,312
                                              2008                         17.645 1,232,313        715,740
--------------------------------------------- -------- ---------- --------------- ------------ --------------

Overture Medley                      -A:7-              Accumulation Unit Values

--------------------------------------------- ------ ------------ --------------- ---------------------------
                                                       Overture   Overture Medley       Number (#) of
FUND COMPANY                                         Medley Value  Value ($) at       Accumulation Units
  Subaccount (inception date)                  YEAR     ($) at      End of Year         At End of Year
                                                      Inception    (December 31)        (December 31)
--------------------------------------------- ------ ------------ --------------- ------------ --------------
                                                                                    Overture     Other VA-2
                                                                                     Medley       Annuities
--------------------------------------------- ------ ------------ --------------- ------------ --------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------- -------- ---------- --------------- ------------ --------------
    UIF Emerging Markets Equity Portfolio,    1999                                                 701,060
      Class I (01/01/2001)                    2000                                                 828,876
                                              2001        7.02              6.586    14,050        623,154
                                              2002                          5.954    40,625        591,642
                                              2003                          8.842   115,632        651,703
                                              2004                         10.799   185,530        617,939
                                              2005                         14.341   539,504        803,653
                                              2006                         19.512   744,164        816,771
                                              2007                         27.185   842,896        699,425
                                              2008                         11.697 1,179,038        458,218
--------------------------------------------- -------- ---------- --------------- ------------ --------------
    UIF Global Value Equity Portfolio,        1999                                                 813,347
      Class I (01/01/2001)                    2000                                                 730,958
                                              2001       13.12             12.176   109,697        848,390
                                              2002                         10.047   209,773        916,474
                                              2003                         12.856   325,982        898,222
                                              2004                         14.480   511,509        817,781
                                              2005                         15.203   524,612        679,250
                                              2006                         18.281   455,123        519,207
                                              2007                         19.339   407,495        425,290
                                              2008                         11.483   370,796        309,885
--------------------------------------------- -------- ---------- --------------- ------------ --------------
    UIF International Magnum Portfolio,       1999                                                 575,346
      Class I ((01/01/2001)                   2000                                                 588,978
                                              2001       11.77              9.448    33,989        449,966
                                              2002                          7.801    65,732        439,036
                                              2003                          9.862   107,888        377,879
                                              2004                         11.484   141,267        360,160
                                              2005                         12.655   179,984        330,294
                                              2006                         15.710   244,472        420,206
                                              2007                         17.858   324,456        400,840
                                              2008                          9.806   273,447        285,804
--------------------------------------------- -------- ---------- --------------- ------------ --------------
   UIF U.S. Real Estate Portfolio, Class I    1999                                                 289,807
      (01/01/2001)                            2000                                                 543,369
                                              2001       11.44             12.555    55,666        746,617
                                              2002                         12.364   237,247        793,046
                                              2003                         16.870   294,834        768,230
                                              2004                         22.828   464,510        766,808
                                              2005                         26.509   508,529        665,560
                                              2006                         36.304   601,795        628,321
                                              2007                         29.865   634,548        421,118
                                              2008                         18.397   789,657        352,906
-------------------------------------------------------------------------------------------------------------

Overture Medley                      -A:8-              Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans....Page B: 1
Disclosure Summary for 403(b) Tax Sheltered Annuity plan...............Page B: 6

---------------------------------------------- ---------------------------------
DISCLOSURE SUMMARY                             For annuity policies issued as a:
                                               |    Regular IRA
AMERITAS LIFE INSURANCE CORP.                  |    SEP IRA
                                               |    SIMPLE IRA
                                               |    Roth IRA
---------------------------------------------- ---------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA," which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($4,000 for 2005 through 2007, and $5,000 in 2008 and 2009), or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or

Ameritas Life Insurance Corp.        -B:1-         Tax Qualified Plan Disclosure
earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

         Married Filing Jointly     Single/Head of Household
         ----------------------     ------------------------
Year          AGI                     AGI
2004     $65,000 - $  75,000     $45,000 - $55,000
2005     $70,000 - $  80,000     $50,000 - $60,000
2006     $75,000 - $  85,000     $50,000 - $60,000
2007     $80,000 - $ 100,000     $50,000 - $60,000
2008     $85,000 - $ 105,000     $53,000 - $63,000
2009     $89,000 - $ 109,000     $55,000 - $65,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $166,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $166,000 and $176,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). There is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each

Ameritas Life Insurance Corp.        -B:2-         Tax Qualified Plan Disclosure
year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.*

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.*

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution.

Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.*

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.*

* Note: Required minimum distributions ("RMD") from IRAs are waived for the calendar year 2009, because of tax law changes signed into law December 23, 2008 (the Workers, Retiree and Employer Recovery Act of 2008). See IRS Notice 2009-9 or your tax adviser for more information.

Ameritas Life Insurance Corp.        -B:3-         Tax Qualified Plan Disclosure

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $105,000. Your ability to contribute to your Roth IRA is phased out at $120,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $166,000. Your ability to contribute to your Roth IRA is phased out at $176,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.**

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

** See Note, page B:3.

Ameritas Life Insurance Corp.        -B:4-         Tax Qualified Plan Disclosure

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:5-         Tax Qualified Plan Disclosure

-------------------------------------------- -----------------------------------
          DISCLOSURE SUMMARY                   For annuity policies issued as a:
                                                   TAX SHELTERED ANNUITY
 AMERITAS LIFE INSURANCE CORP.                    Under IRC Section 403(b)
-------------------------------------------- -----------------------------------

The Policy may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' CHARGES and CHARGES EXPLAINED sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.

Notice Regarding Exchanges

On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). Therefore, Ameritas is temporarily suspending 403(b) exchanges (both incoming and outgoing) and 403(b) trustee-to-trustee transfers. Please see the FEDERAL INCOME TAX MATTERS section of this prospectus for more information.

CONTRIBUTIONS

Contributions under the Policy must be remitted by the employer. You may, with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $16,500 for 2009. Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your employer under a salary reduction agreement you enter into with your employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 402(g) which apply to this Policy and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5500 for 2009. This amount may be increased for inflation in future years.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.

LOANS

For 403(b) TSA Policies issued after January 1, 2002, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

DISTRIBUTIONS

When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Policy value in the case of salary reduction contributions will only be permitted:
        o    upon the Owner's severance of employment;
        o    after the Owner's age 59 1/2;
        o    due to disability within the meaning of IRC Section 72(m)(7);
        o    due to financial hardship;
        o    qualified reservist distribution.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Ameritas Life Insurance Corp.        -B:6-         Tax Qualified Plan Disclosure

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this Policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC Section 401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.***

CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

       The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a rollover, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

*** See Note page B:3.

Ameritas Life Insurance Corp.        -B:7-         Tax Qualified Plan Disclosure

IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                                www.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our web site. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
         A Statement of Additional Information, dated May 1, 2009, contains other information about the Separate Account and Ameritas, plus more details concerning the disclosures in this prospectus.

         For a free copy, access it on the SEC's web site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-142483"), or write or call us. Here is the Table of Contents for the Statement of Additional
Information:

                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriter

------------------------------------------ -----------

Calculation of Performance                     3
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields
------------------------------------------ -----------

MORNINGSTAR(R) ASSET ALLOCATOR                 4
Model Asset Allocation Program offered
through Ameritas Investment Corp. ("AIC")

------------------------------------------ -----------

Other Information                              6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(R)  Ameritas Life Insurance Corp.

                       Ameritas Life Insurance Corp. Logo
                                 A UNIFI Company

Overture Medley (R)          Last Page               SEC Registration #811-05192

Statement of Additional Information:  May 1, 2009
to accompany Policy Prospectuses dated May 1, 2009

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
VARIABLE ANNUITY POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

         TABLE OF CONTENTS                   Page


General Information and History                 1
Services

Purchase of Securities Being Offered            2
Underwriters

Calculation of Performance                      3
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Yields

MORNINGSTAR(R) ASSET ALLOCATOR                  4
Model Asset Allocation Program offered through
Ameritas Investment Corp. ("AIC")

Other Information                               6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at www.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing. For a complete list of the UNIFI companies and their products and services, visit the UNIFI web site at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

Prior to May 1, 2007, Policies described in this Statement of Additional Information and in the prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, AVLIC's former parent. Ameritas Variable Separate Account VA-2, formerly "Ameritas Variable Life Insurance Company Separate Account VA-2," is now a separate investment account of Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.

                                    SERVICES

The statutory statements of admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007 and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 1
ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.

Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Variable Separate Account VA-2 (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Ameritas for Ameritas commissioned variable annuities, Ameritas paid the following amounts to the listed affiliates in the last three years:

                                                              ---------------- ---------------  ---------------
AFFILIATE:                                        YEAR:       2006             2007             2008
------------------------------------------------------------- ---------------- ---------------  ---------------
The Union Central Life Insurance Company                      $407,306           $980,442       $1,721,889
------------------------------------------------------------- ---------------- ---------------  ---------------
Acacia Life Insurance Company                                       $0         $1,443,641         $467,148
------------------------------------------------------------- ---------------- ---------------  ---------------

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

Overture Medley (R) is a flexible premium variable deferred annuity policy. Overture Medley (R) Policies are sold by licensed insurance agents in states where the Policies may lawfully be sold. The agents who sell the Policies are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 ("1934 Act") and members of the Financial Industry Regulatory Authority ("FINRA"). Overture Annuity single premium variable annuity policies and Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim (R), and Overture Accent (R) flexible premium variable deferred annuity policies are no longer offered for sale. The agents that service the Policies also are registered representatives of broker-dealers that are registered under the 1934 Act and members of FINRA.

                                   UNDERWRITER

The Overture Medley Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also served as the underwriter and distributor for the other Policies in the Separate Account, listed above. AIC is a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                   ---------------- ---------------- -----------------
                                                           YEAR:        2006             2007              2008
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Variable annuity commission the Depositor paid to AIC that            $10,168,715       $9,454,444        $12,228,555
was paid to other broker-dealers and representatives (not kept by AIC).
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Variable annuity commission earned and kept by AIC.                       $29,566          $61,005            $41,012
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Fees the Depositor paid to AIC for variable annuity Principal            $149,175         $114,841           $125,530
Underwriter services.
-----------------------------------------------------------------  ---------------- ---------------- -----------------

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 2

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet web site are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 3

Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

                         MORNINGSTAR(R) ASSET ALLOCATOR
                         MODEL ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 4

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 5
recommendations of Morningstar to develop and update the models may reduce the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Search for Company Filings" and type in "Ameritas" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

                          SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison symbol, "Overture Accent!," "Overture Acclaim!," and "Overture Medley" are registered service marks of Ameritas Life Insurance Corp. The Policies and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.
                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI:6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the "Account") as of December 31, 2008 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account VA-2 as of December 31, 2008, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2009

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity):
    ------------------------------------------------
       Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
         1,870,517.614 shares at $13.18 per share (cost $40,157,689)                             $       24,653,422
       Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
         348,823.002 shares at $13.14 per share (cost $8,116,650)                                         4,583,534
       Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity-Income SC2) -
         1,153,021.827 shares at $13.00 per share (cost $26,709,396)                                     14,989,284
       Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
         720,908.162 shares at $23.53 per share (cost $22,164,300)                                       16,962,969
       Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
         161,071.612 shares at $23.47 per share (cost $6,508,906)                                         3,780,351
       Fidelity VIP Growth Portfolio, Service Class 2 (Growth SC2) -
         295,855.050 shares at $23.31 per share (cost $9,786,855)                                         6,896,381
       Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
         1,810,343.224 shares at $3.96 per share (cost $10,351,339)                                       7,168,959
       Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
         849,881.829 shares at $3.94 per share (cost $4,937,757)                                          3,348,534
       Fidelity VIP High Income Portfolio, Service Class 2 (High Income SC2) -
         5,232,919.603 shares at $3.89 per share (cost $29,472,019)                                      20,356,057
       Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
         822,992.560 shares at $12.17 per share (cost $13,610,381)                                       10,015,819
       Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
         270,789.530 shares at $12.12 per share (cost $5,195,929)                                         3,281,969
       Fidelity VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
         862,619.067 shares at $12.07 per share (cost $16,643,646)                                       10,411,812
       Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
         1,825,518.848 shares at $10.31 per share (cost $28,152,992)                                     18,821,099
       Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
         269,467.812 shares at $10.25 per share (cost $4,126,865)                                         2,762,045
       Fidelity VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
         322,288.071 shares at $10.15 per share (cost $4,608,200)                                         3,271,224
       Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
         2,129,276.551 shares at $11.84 per share (cost $26,832,662)                                     25,210,634
       Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
         3,364,518.782 shares at $11.62 per share (cost $42,014,472)                                     39,095,708
       Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
         1,549,149.830 shares at $15.39 per share (cost $35,973,663)                                     23,841,416
       Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
         546,138.649 shares at $15.33 per share (cost $14,470,770)                                        8,372,305
       Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
         1,727,218.577 shares at $15.14 per share (cost $47,151,344)                                     26,150,089

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity), continued:
    ----------------------------------------------------------
       Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
         196,344.701 shares at $9.68 per share (cost $2,647,379)                                 $        1,900,617
       Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
         56,995.179 shares at $9.62 per share (cost $807,603)                                               548,294
       Fidelity VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
         125,297.797 shares at $9.58 per share (cost $1,775,731)                                          1,200,353
    The Alger American Fund (Alger):
    --------------------------------
       Alger American Balanced Portfolio, Class O (Balanced) -
         1,368,646.926 shares at $8.64 per share (cost $17,809,882)                                      11,825,109
    MFS Variable Insurance Trust (MFS):
    -----------------------------------
       MFS VIT Strategic Income Series Portfolio, Initial Class (Strategic Inc.) -
         1,093,452.749 shares at $8.72 per share (cost $11,403,343)                                       9,534,908
       MFS VIT Utilities Series Portfolio, Initial Class (Utilities) -
         1,893,798.686 shares at $18.24 per share (cost $43,830,882)                                     34,542,888
       MFS VIT New Discovery Series Portfolio, Initial Class (New Discovery) -
         553,953.261 shares at $8.23 per share (cost $7,486,580)                                          4,559,035
       MFS VIT Research International Series Portfolio, Initial Class (Research) -
         3,656,361.710 shares at $8.89 per share (cost $48,441,402)                                      32,505,056
       MFS VIT Total Return Series Portfolio, Initial Class (Total Return) -
         51,453.735 shares at $15.42 per share (cost $910,298)                                              793,417
    The Universal Institutional Funds, Inc. (Van Kampen):
    -----------------------------------------------------
       UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
         2,597,223.012 shares at $7.66 per share (cost $37,935,328)                                      19,894,728
       UIF Global Value Equity Portfolio, Class I (Global Value) -
         1,211,945.349 shares at $6.75 per share (cost $14,564,981)                                       8,180,631
       UIF International Magnum Portfolio, Class I (Intl. Magnum) -
         798,362.962 shares at $6.86 per share (cost $9,491,353)                                          5,476,770
       UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
         2,608,073.600 shares at $8.21 per share (cost $40,463,013)                                      21,412,284
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
    -------------------------------------------------------------
       Ameritas Core Strategies Portfolio (Core Strat.) -
         4,865,888.424 shares at $11.60 per share (cost $84,216,410)                                     56,444,306
       Ameritas MidCap Growth Portfolio (MidCap) -
         1,533,482.828 shares at $14.57 per share (cost $45,190,510)                                     22,342,845
       Ameritas Money Market Portfolio (Money Market) -
         103,686,771.557 shares at $1.00 per share (cost $103,686,772)           $   103,686,772
           Dividends Receivable                                                           10,898
                                                                                ----------------
             Total                                                                                      103,697,670

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
    ------------------------------------------------------------------------
       Ameritas Small Capitalization Portfolio (Small Cap) -
         619,259.021 shares at $23.58 per share (cost $16,180,293)                               $       14,602,128
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         581,050.999 shares at $12.42 per share (cost $11,995,632)                                        7,216,653
       Ameritas MidCap Value Portfolio (Focused MidCap) -
         2,003,297.727 shares at $9.91 per share (cost $36,861,630)                                      19,852,680
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
    -----------------------------------------------------------
       Social Balanced Portfolio (Balanced) -
         3,473,804.795 shares at $1.248 per share (cost $6,330,259)                                       4,335,308
       Social International Equity Portfolio (Intl. Equity) -
         596,605.713 shares at $9.12 per share (cost $9,690,342)                                          5,441,044
       Social Mid Cap Growth Portfolio (Mid Cap) -
         190,309.121 shares at $18.99 per share (cost $5,396,956)                                         3,613,970
       Social Equity Portfolio (Equity) -
         325,038.296 shares at $12.95 per share (cost $5,351,492)                                         4,209,246
       Income Portfolio (Income) -
         3,460,642.390 shares at $13.40 per share (cost $55,430,232)                                     46,372,608
    American Century Investments (American Century):
    ------------------------------------------------
       American Century VP Income & Growth Portfolio, Class I (Income & Growth) -
         2,586,880.228 shares at $4.82 per share (cost $17,200,022)                                      12,468,763
       American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
         82,018.167 shares at $9.78 per share (cost $959,034)                                               802,138
    AIM Variable Insurance Funds (AIM):
    -----------------------------------
       AIM V.I. Dynamics Fund Portfolio, Series I (Dynamics) -
         246,268.396 shares at $9.99 per share (cost $3,452,772)                                          2,460,221
       AIM V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
         14,031.400 shares at $19.49 per share (cost $303,598)                                              273,472
    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit):
    ---------------------------------------------------------
       Summit S&P MidCap 400 Index Portfolio (S&P MidCap) -
         186,328.342 shares at $40.39 per share (cost $10,745,526)                                        7,525,802
       Summit Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         114,039.855 shares at $40.41 per share (cost $6,441,812)                                         4,608,351
       Summit Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         233,011.983 shares at $16.63 per share (cost $5,416,337)                                         3,874,989
       Summit EAFE International Index Portfolio (EAFE Intl.) -
         6,633.918 shares at $56.54 per share (cost $535,449)                                               375,082
       Summit Inflation Protected Plus Portfolio (Inflation) -
         232,370.195 shares at $49.69 per share (cost $12,517,931)                                       11,546,475
       Summit Lifestyle ETF Market Strategy Aggressive Portfolio (Aggressive) -
         5,583.866 shares at $36.34 per share (cost $249,877)                                               202,918

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit), continued:
    --------------------------------------------------------------------
       Summit Lifestyle ETF Market Strategy Conservative Portfolio (Conservative) -
         21,990.799 shares at $43.61 per share (cost $1,057,102)                                 $          959,019
       Summit Lifestyle ETF Market Strategy Target Portfolio (Target) -
         4,657.244 shares at $38.51 per share (cost $182,072)                                               179,350
       Summit Natural Resources Portfolio (Natural Resources) -
         47,246.982 shares at $36.41 per share (cost $3,005,454)                                          1,720,263
       Summit S&P 500 Index Portfolio (S&P 500) -
         522,076.717 shares at $58.44 per share (cost $30,169,455)                                       30,510,163
       Summit Zenith Portfolio (Zenith) -
         1,580,954.161 shares at $49.45 per share (cost $76,585,784)                                     78,178,183
    Third Avenue Variable Series Trust (Third Avenue):
    --------------------------------------------------
       Third Avenue Value Portfolio (Value) -
         2,827,348.059 shares at $12.01 per share (cost $59,882,205)                                     33,956,450
    Dreyfus Investment Portfolios (Dreyfus):
    ----------------------------------------
       Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
         297,896.514 shares at $7.82 per share (cost $4,543,104)                                          2,329,551
    DWS Variable Series II (Scudder):
    ---------------------------------
       DWS Dreman Small Mid Value VIP Portfolio, Class A (Small Mid Value) -
         1,018,166.516 shares at $7.93 per share (cost $10,822,424)                                       8,074,060
       DWS Global Thematic VIP Portfolio, Class A (Thematic) -
         27,003.538 shares at $5.84 per share (cost $259,957)                                               157,701
    Neuberger Berman Advisers Management Trust (Neuberger Berman):
    --------------------------------------------------------------
       Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
         5,225.991 shares at $8.60 per share (cost $77,594)                                                  44,944
    T. Rowe Price Equity Series, Inc. (T. Rowe):
    --------------------------------------------
       T. Rowe Price Blue Chip Growth Portfolio - II (Blue Chip) -
         4,757,900.627 shares at $6.70 per share (cost $47,510,499)                                      31,877,934
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $      946,601,988
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                Equity-Income
                                                                                    IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        916,366
   Mortality and expense risk charge                                                   (544,756)
                                                                              ------------------
Net investment income(loss)                                                             371,610
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                       46,761
   Net realized gain(loss) on sale of fund shares                                    (1,243,109)
                                                                              ------------------
Net realized gain(loss)                                                              (1,196,348)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (20,517,782)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (21,342,520)
                                                                              ==================


                                                                                        Equity-Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        371,610   $        241,798
   Net realized gain(loss)                                                           (1,196,348)         7,461,435
   Net change in unrealized appreciation/depreciation                               (20,517,782)        (7,225,726)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (21,342,520)           477,507
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  685,752            920,493
   Subaccounts transfers (including fixed account), net                              (5,917,773)        (1,023,013)
   Transfers for policyowner benefits and terminations                               (7,172,197)        (9,840,822)
   Policyowner maintenance charges                                                      (98,143)          (137,910)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (12,502,361)       (10,081,252)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (33,844,881)        (9,603,745)
Net assets at beginning of period                                                    58,498,303         68,102,048
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     24,653,422   $     58,498,303
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
 Equity-Income                            Equity-Income                            Growth IC
      SC                                      SC2
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        164,798                       $        506,158                       $        217,268
          (94,875)                              (316,612)                              (378,797)
-------------------                    -------------------                    -------------------
           69,923                                189,546                               (161,529)
-------------------                    -------------------                    -------------------


           12,954                                 55,588                                   ----
       (1,188,954)                            (5,920,086)                             1,372,125
-------------------                    -------------------                    -------------------
       (1,176,000)                            (5,864,498)                             1,372,125
-------------------                    -------------------                    -------------------

       (3,574,017)                           (10,304,470)                           (18,081,838)
-------------------                    -------------------                    -------------------


 $     (4,680,094)                      $    (15,979,422)                      $    (16,871,242)
===================                    ===================                    ===================


          Equity-Income SC                       Equity-Income SC2                          Growth IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         69,923    $        126,445   $        189,546   $        587,616    $       (161,529)  $       (177,382)
       (1,176,000)          1,720,570         (5,864,498)         5,696,599           1,372,125          2,641,716
       (3,574,017)         (1,772,404)       (10,304,470)        (6,363,412)        (18,081,838)         6,294,102
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (4,680,094)             74,611        (15,979,422)           (79,197)        (16,871,242)         8,758,436
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           24,050              78,083          2,098,404          3,865,764             444,726            550,321
       (4,701,953)          1,161,107        (30,908,524)        13,633,631          (1,473,922)        (2,634,086)
       (2,541,417)         (2,285,211)        (3,646,442)        (3,158,986)         (4,607,691)        (6,896,157)
           (2,396)             (3,404)           (98,911)          (127,540)            (81,809)           (99,442)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (7,221,716)         (1,049,425)       (32,555,473)        14,212,869          (5,718,696)        (9,079,364)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (11,901,810)           (974,814)       (48,534,895)        14,133,672         (22,589,938)          (320,928)
       16,485,344          17,460,158         63,524,179         49,390,507          39,552,907         39,873,835
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      4,583,534    $     16,485,344   $     14,989,284   $     63,524,179    $     16,962,969   $     39,552,907
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                  Growth SC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         42,522
   Mortality and expense risk charge                                                    (68,779)
                                                                              ------------------
Net investment income(loss)                                                             (26,257)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (339,594)
                                                                              ------------------
Net realized gain(loss)                                                                (339,594)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (3,740,472)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (4,106,323)
                                                                              ==================


                                                                                            Growth SC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (26,257)  $        (30,328)
   Net realized gain(loss)                                                             (339,594)           (24,638)
   Net change in unrealized appreciation/depreciation                                (3,740,472)         2,546,769
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (4,106,323)         2,491,803
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   13,952             26,503
   Subaccounts transfers (including fixed account), net                              (1,128,412)        (1,672,174)
   Transfers for policyowner benefits and terminations                               (1,772,038)        (1,473,664)
   Policyowner maintenance charges                                                       (2,052)            (2,545)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (2,888,550)        (3,121,880)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (6,994,873)          (630,077)
Net assets at beginning of period                                                    10,775,224         11,405,301
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,780,351   $     10,775,224
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                   Fidelity
--------------------------------------------------------------------------------------------------------------------
    Growth SC2                             High Income                          High Income
                                               IC                                   SC
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         62,528                       $        697,735                       $        343,363
          (94,716)                              (117,852)                               (41,972)
-------------------                    -------------------                    -------------------
          (32,188)                               579,883                                301,391
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
          375,022                               (466,865)                              (291,819)
-------------------                    -------------------                    -------------------
          375,022                               (466,865)                              (291,819)
-------------------                    -------------------                    -------------------

       (7,308,572)                            (2,454,267)                            (1,200,051)
-------------------                    -------------------                    -------------------


 $     (6,965,738)                      $     (2,341,249)                      $     (1,190,479)
===================                    ===================                    ===================


             Growth SC2                           High Income IC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (32,188)   $        (81,033)  $        579,883   $        667,487    $        301,391   $        332,241
          375,022           3,424,325           (466,865)            48,504            (291,819)               766
       (7,308,572)          1,547,148         (2,454,267)          (498,095)         (1,200,051)          (210,404)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (6,965,738)          4,890,440         (2,341,249)           217,896          (1,190,479)           122,603
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          225,898             624,430            140,014            182,724               3,663             15,365
       (1,685,159)         (9,370,766)           963,387         (2,142,585)            793,188         (1,005,648)
       (1,164,807)           (932,475)        (1,396,916)        (2,238,790)           (912,747)          (800,207)
          (27,155)            (47,320)           (19,127)           (24,027)               (953)            (1,069)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (2,651,223)         (9,726,131)          (312,642)        (4,222,678)           (116,849)        (1,791,559)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (9,616,961)         (4,835,691)        (2,653,891)        (4,004,782)         (1,307,328)        (1,668,956)
       16,513,342          21,349,033          9,822,850         13,827,632           4,655,862          6,324,818
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      6,896,381    $     16,513,342   $      7,168,959   $      9,822,850    $      3,348,534   $      4,655,862
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Income
                                                                                      SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      2,167,615
   Mortality and expense risk charge                                                   (164,217)
                                                                              ------------------
Net investment income(loss)                                                           2,003,398
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (867,123)
                                                                              ------------------
Net realized gain(loss)                                                                (867,123)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (7,892,137)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (6,755,862)
                                                                              ==================


                                                                                         High Income SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      2,003,398   $      1,218,482
   Net realized gain(loss)                                                             (867,123)            46,601
   Net change in unrealized appreciation/depreciation                                (7,892,137)          (948,427)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (6,755,862)           316,656
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,003,221            879,892
   Subaccounts transfers (including fixed account), net                              10,352,840           (127,870)
   Transfers for policyowner benefits and terminations                               (1,762,857)        (1,347,824)
   Policyowner maintenance charges                                                      (64,165)           (43,835)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 10,529,039           (639,637)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                3,773,177           (322,981)
Net assets at beginning of period                                                    16,582,880         16,905,861
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     20,356,057   $     16,582,880
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

   Overseas IC                            Overseas SC                            Overseas SC2
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        392,128                       $        125,072                       $        372,913
         (233,176)                               (63,939)                              (184,150)
-------------------                    -------------------                    -------------------
          158,952                                 61,133                                188,763
-------------------                    -------------------                    -------------------


        2,390,566                                982,735                              3,582,506
          786,038                                 (5,031)                                (5,611)
-------------------                    -------------------                    -------------------
        3,176,604                                977,704                              3,576,895
-------------------                    -------------------                    -------------------

      (12,576,278)                            (4,356,019)                           (13,654,132)
-------------------                    -------------------                    -------------------


 $     (9,240,722)                      $     (3,317,182)                      $     (9,888,474)
===================                    ===================                    ===================


             Overseas IC                            Overseas SC                           Overseas SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        158,952    $        495,650   $         61,133   $        231,723    $        188,763   $        719,004
        3,176,604           3,563,047            977,704          1,190,137           3,576,895          3,877,384
      (12,576,278)           (411,994)        (4,356,019)           147,244         (13,654,132)           418,351
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (9,240,722)          3,646,703         (3,317,182)         1,569,104          (9,888,474)         5,014,739
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          294,828             480,754             53,154             37,836           1,617,101          2,236,249
       (3,646,644)            423,104         (2,896,689)            32,064         (15,466,113)           215,726
       (2,707,484)         (3,395,242)        (1,307,059)          (906,196)         (1,807,574)        (1,590,589)
          (40,194)            (51,932)            (1,369)            (1,786)            (57,479)           (76,617)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (6,099,494)         (2,543,316)        (4,151,963)          (838,082)        (15,714,065)           784,769
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (15,340,216)          1,103,387         (7,469,145)           731,022         (25,602,539)         5,799,508
       25,356,035          24,252,648         10,751,114         10,020,092          36,014,351         30,214,843
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     10,015,819    $     25,356,035   $      3,281,969   $     10,751,114    $     10,411,812   $     36,014,351
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Asset Mgr. IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        654,315
   Mortality and expense risk charge                                                   (342,606)
                                                                              ------------------
Net investment income(loss)                                                             311,709
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    2,840,934
   Net realized gain(loss) on sale of fund shares                                      (758,961)
                                                                              ------------------
Net realized gain(loss)                                                               2,081,973
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (10,895,474)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (8,501,792)
                                                                              ==================


                                                                                          Asset Mgr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        311,709   $      1,531,942
   Net realized gain(loss)                                                            2,081,973            970,502
   Net change in unrealized appreciation/depreciation                               (10,895,474)         1,655,496
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (8,501,792)         4,157,940
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  177,405            183,557
   Subaccounts transfers (including fixed account), net                                (722,159)          (510,279)
   Transfers for policyowner benefits and terminations                               (3,673,576)        (4,607,312)
   Policyowner maintenance charges                                                      (78,200)           (89,557)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (4,296,530)        (5,023,591)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (12,798,322)          (865,651)
Net assets at beginning of period                                                    31,619,421         32,485,072
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     18,821,099   $     31,619,421
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
                                            Asset Mgr.
  Asset Mgr. SC                                SC2                               Inv. Bond IC
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         92,411                       $        104,208                       $      1,466,584
          (40,884)                               (32,681)                              (377,348)
-------------------                    -------------------                    -------------------
           51,527                                 71,527                              1,089,236
-------------------                    -------------------                    -------------------


          495,283                                390,072                                 28,477
         (226,748)                               (85,068)                              (499,949)
-------------------                    -------------------                    -------------------
          268,535                                305,004                               (471,472)
-------------------                    -------------------                    -------------------

       (1,657,078)                            (1,821,975)                            (2,050,111)
-------------------                    -------------------                    -------------------


 $     (1,337,016)                      $     (1,445,444)                      $     (1,432,347)
===================                    ===================                    ===================


            Asset Mgr. SC                         Asset Mgr. SC2                          Inv. Bond IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         51,527    $        293,637   $         71,527   $        192,406    $      1,089,236   $      1,042,033
          268,535             205,431            305,004            194,048            (471,472)           (51,412)
       (1,657,078)            307,754         (1,821,975)           111,758          (2,050,111)            87,418
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,337,016)            806,822         (1,445,444)           498,212          (1,432,347)         1,078,039
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            3,038               5,665            161,477             18,432             320,030            377,895
         (192,666)           (585,508)           584,384            374,922          (1,642,135)         3,536,092
       (1,386,210)           (909,396)          (320,256)          (200,350)         (7,191,907)        (5,313,537)
           (1,115)             (1,352)            (5,254)            (7,774)            (42,008)           (41,374)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,576,953)         (1,490,591)           420,351            185,230          (8,556,020)        (1,440,924)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,913,969)           (683,769)        (1,025,093)           683,442          (9,988,367)          (362,885)
        5,676,014           6,359,783          4,296,317          3,612,875          35,199,001         35,561,886
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      2,762,045    $      5,676,014   $      3,271,224   $      4,296,317    $     25,210,634   $     35,199,001
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Inv. Bond SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      1,868,206
   Mortality and expense risk charge                                                   (361,780)
                                                                              ------------------
Net investment income(loss)                                                           1,506,426
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                       37,665
   Net realized gain(loss) on sale of fund shares                                      (797,211)
                                                                              ------------------
Net realized gain(loss)                                                                (759,546)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (2,859,976)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (2,113,096)
                                                                              ==================


                                                                                          Inv. Bond SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,506,426   $        974,916
   Net realized gain(loss)                                                             (759,546)           (54,075)
   Net change in unrealized appreciation/depreciation                                (2,859,976)           287,093
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (2,113,096)         1,207,934
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                3,166,459          2,182,961
   Subaccounts transfers (including fixed account), net                                 746,035         11,399,606
   Transfers for policyowner benefits and terminations                               (5,430,114)        (2,349,674)
   Policyowner maintenance charges                                                     (123,878)           (73,937)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,641,498)        11,158,956
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (3,754,594)        12,366,890
Net assets at beginning of period                                                    42,850,302         30,483,412
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     39,095,708   $     42,850,302
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
    Contrafund                             Contrafund                             Contrafund
        IC                                     SC                                     SC2
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        351,250                       $        112,379                       $        309,904
         (549,192)                              (153,457)                              (425,571)
-------------------                    -------------------                    -------------------
         (197,942)                               (41,078)                              (115,667)
-------------------                    -------------------                    -------------------


        1,281,331                                560,184                              1,893,536
         (770,747)                            (1,410,263)                            (6,751,640)
-------------------                    -------------------                    -------------------
          510,584                               (850,079)                            (4,858,104)
-------------------                    -------------------                    -------------------

      (21,325,922)                            (7,044,729)                           (18,766,727)
-------------------                    -------------------                    -------------------


 $    (21,013,280)                      $     (7,935,886)                      $    (23,740,498)
===================                    ===================                    ===================


            Contrafund IC                          Contrafund SC                         Contrafund SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $       (197,942)   $       (262,467)  $        (41,078)  $        (31,233)   $       (115,667)  $         43,962
          510,584          17,485,201           (850,079)         7,173,056          (4,858,104)        19,552,570
      (21,325,922)         (8,751,099)        (7,044,729)        (3,525,866)        (18,766,727)       (10,234,638)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (21,013,280)          8,471,635         (7,935,886)         3,615,957         (23,740,498)         9,361,894
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          753,833           1,106,530             24,231            103,003           2,872,130          4,008,515
       (5,954,998)           (656,208)        (5,035,607)           624,525         (26,480,913)        15,281,761
       (6,714,619)         (9,493,578)        (3,483,400)        (3,236,819)         (4,684,074)        (2,516,996)
          (79,863)            (95,300)            (3,955)            (4,884)           (133,061)          (145,117)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
      (11,995,647)         (9,138,556)        (8,498,731)        (2,514,175)        (28,425,918)        16,628,163
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (33,008,927)           (666,921)       (16,434,617)         1,101,782         (52,166,416)        25,990,057
       56,850,343          57,517,264         24,806,922         23,705,140          78,316,505         52,326,448
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     23,841,416    $     56,850,343   $      8,372,305   $     24,806,922    $     26,150,089   $     78,316,505
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                Asset Mgr. Gr.
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         50,772
   Mortality and expense risk charge                                                    (41,827)
                                                                              ------------------
Net investment income(loss)                                                               8,945
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                        2,357
   Net realized gain(loss) on sale of fund shares                                        11,394
                                                                              ------------------
Net realized gain(loss)                                                                  13,751
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,268,892)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,246,196)
                                                                              ==================


                                                                                        Asset Mgr. Gr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          8,945   $        109,828
   Net realized gain(loss)                                                               13,751            164,808
   Net change in unrealized appreciation/depreciation                                (1,268,892)           328,218
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,246,196)           602,854
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   68,865             48,461
   Subaccounts transfers (including fixed account), net                                 (83,724)          (272,138)
   Transfers for policyowner benefits and terminations                                 (540,641)          (808,221)
   Policyowner maintenance charges                                                       (5,578)            (6,544)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (561,078)        (1,038,442)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,807,274)          (435,588)
Net assets at beginning of period                                                     3,707,891          4,143,479
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,900,617   $      3,707,891
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Fidelity                                                    Alger
----------------------------------------------------------------------------- --------------------------------------
  Asset Mgr. Gr.                         Asset Mgr. Gr.
        SC                                     SC2                                 Balanced
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         14,616                       $         28,019                       $        459,045
           (8,636)                               (13,055)                              (185,858)
-------------------                    -------------------                    ------------------
            5,980                                 14,964                                273,187
-------------------                    -------------------                    ------------------


              725                                  1,240                              2,186,036
          (38,548)                                26,394                               (730,587)
-------------------                    -------------------                    ------------------
          (37,823)                                27,634                              1,455,449
-------------------                    -------------------                    ------------------

         (336,969)                              (702,510)                            (8,114,938)
-------------------                    -------------------                    ------------------


 $       (368,812)                      $       (659,912)                      $     (6,386,302)
===================                    ===================                    ==================


          Asset Mgr. Gr. SC                     Asset Mgr. Gr. SC2                          Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          5,980    $         35,329   $         14,964   $         36,829    $        273,187   $        235,934
          (37,823)               (171)            27,634            170,765           1,455,449          1,827,199
         (336,969)            149,145           (702,510)            14,123          (8,114,938)           414,289
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (368,812)            184,303           (659,912)           221,717          (6,386,302)         2,477,422
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


               65                   8            124,332             58,519             297,161            281,582
          (41,508)              7,950            275,508            628,160          (1,258,238)          (430,591)
         (202,862)           (174,202)          (197,652)          (128,387)         (3,517,005)        (3,944,196)
             (272)               (309)            (1,930)            (1,654)            (30,846)           (38,986)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (244,577)           (166,553)           200,258            556,638          (4,508,928)        (4,132,191)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (613,389)             17,750           (459,654)           778,355         (10,895,230)        (1,654,769)
        1,161,683           1,143,933          1,660,007            881,652          22,720,339         24,375,108
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        548,294    $      1,161,683   $      1,200,353   $      1,660,007    $     11,825,109   $     22,720,339
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                               Strategic Inc.
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $      1,131,916
   Mortality and expense risk charge                                                   (137,948)
                                                                              ------------------
Net investment income(loss)                                                             993,968
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (655,923)
                                                                              ------------------
Net realized gain(loss)                                                                (655,923)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,896,692)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,558,647)
                                                                              ==================


                                                                                         Strategic Inc.
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        993,968   $        630,013
   Net realized gain(loss)                                                             (655,923)           (17,946)
   Net change in unrealized appreciation/depreciation                                (1,896,692)          (167,776)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,558,647)           444,291
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  816,010            729,115
   Subaccounts transfers (including fixed account), net                              (5,831,484)         2,874,252
   Transfers for policyowner benefits and terminations                               (2,156,567)        (1,379,977)
   Policyowner maintenance charges                                                      (27,810)           (29,328)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (7,199,851)         2,194,062
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (8,758,498)         2,638,353
Net assets at beginning of period                                                    18,293,406         15,655,053
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      9,534,908   $     18,293,406
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      MFS
--------------------------------------------------------------------------------------------------------------------
                                              New
    Utilities                              Discovery                              Research
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        886,121                       $           ----                       $           ----
         (578,809)                               (69,595)                              (156,407)
-------------------                    -------------------                    ------------------
          307,312                                (69,595)                              (156,407)
-------------------                    -------------------                    ------------------


        9,172,759                              1,403,445                                   ----
        2,475,888                               (277,765)                              (247,653)
-------------------                    -------------------                    ------------------
       11,648,647                              1,125,680                               (247,653)
-------------------                    -------------------                    ------------------

      (36,236,287)                            (4,302,435)                           (15,936,346)
-------------------                    -------------------                    ------------------


 $    (24,280,328)                      $     (3,246,350)                      $    (16,340,406)
===================                    ===================                    ==================


              Utilities                            New Discovery                            Research
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        307,312    $        (80,892)  $        (69,595)  $       (103,135)   $       (156,407)  $           ----
       11,648,647           9,427,413          1,125,680          1,501,649            (247,653)              ----
      (36,236,287)          6,549,588         (4,302,435)        (1,142,647)        (15,936,346)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (24,280,328)         15,896,109         (3,246,350)           255,867         (16,340,406)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,530,582           1,924,260            110,070            201,524           2,802,538               ----
       (6,064,263)          2,769,826            (53,615)          (817,102)         47,398,585               ----
      (10,049,961)         (9,326,264)          (900,537)        (1,464,144)         (1,292,641)              ----
          (94,037)            (97,664)           (13,994)           (18,708)            (63,020)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
      (14,677,679)         (4,729,842)          (858,076)        (2,098,430)         48,845,462               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (38,958,007)         11,166,267         (4,104,426)        (1,842,563)         32,505,056               ----
       73,500,895          62,334,628          8,663,461         10,506,024                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     34,542,888    $     73,500,895   $      4,559,035   $      8,663,461    $     32,505,056   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                Total Return
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (3,275)
                                                                              ------------------
Net investment income(loss)                                                              (3,275)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (28,015)
                                                                              ------------------
Net realized gain(loss)                                                                 (28,015)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (116,882)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (148,172)
                                                                              ==================


                                                                                          Total Return
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (3,275)  $           ----
   Net realized gain(loss)                                                              (28,015)              ----
   Net change in unrealized appreciation/depreciation                                  (116,882)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (148,172)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    8,930               ----
   Subaccounts transfers (including fixed account), net                                 957,475               ----
   Transfers for policyowner benefits and terminations                                  (23,727)              ----
   Policyowner maintenance charges                                                       (1,089)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    941,589               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  793,417               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        793,417   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                   Van Kampen
--------------------------------------------------------------------------------------------------------------------
     Emerging
      Markets                              Global Value                          Intl. Magnum
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $        329,773                       $        290,386
         (318,031)                              (125,568)                               (90,950)
-------------------                    -------------------                    ------------------
         (318,031)                               204,205                                199,436
-------------------                    -------------------                    ------------------


        9,566,814                              3,727,011                              1,134,458
          286,510                               (532,401)                              (255,154)
-------------------                    -------------------                    ------------------
        9,853,324                              3,194,610                                879,304
-------------------                    -------------------                    ------------------

      (34,046,779)                            (9,687,657)                            (6,088,489)
-------------------                    -------------------                    ------------------


 $    (24,511,486)                      $     (6,288,842)                      $     (5,009,749)
===================                    ===================                    ==================


          Emerging Markets                         Global Value                           Intl. Magnum
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $       (318,031)   $       (222,300)  $        204,205   $        159,867    $        199,436   $         58,687
        9,853,324           7,585,110          3,194,610          2,601,313             879,304          1,738,312
      (34,046,779)          5,023,112         (9,687,657)        (1,738,008)         (6,088,489)          (345,518)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (24,511,486)         12,385,922         (6,288,842)         1,023,172          (5,009,749)         1,451,481
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,689,083           1,669,710            184,922            341,023             146,875            313,272
        2,169,156           1,298,588           (840,622)          (494,293)         (1,282,351)         1,594,869
       (4,036,312)         (3,452,328)        (1,845,347)        (2,727,976)         (1,309,247)          (862,382)
          (74,781)            (61,129)           (21,752)           (30,580)            (16,922)           (17,753)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (252,854)           (545,159)        (2,522,799)        (2,911,826)         (2,461,645)         1,028,006
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (24,764,340)         11,840,763         (8,811,641)        (1,888,654)         (7,471,394)         2,479,487
       44,659,068          32,818,305         16,992,272         18,880,926          12,948,164         10,468,677
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     19,894,728    $     44,659,068   $      8,180,631   $     16,992,272    $      5,476,770   $     12,948,164
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Van Kampen
                                                                              --------------------------------------
                                                                                 U.S. Real
                                                                                   Estate
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        984,946
   Mortality and expense risk charge                                                   (278,046)
                                                                              ------------------
Net investment income(loss)                                                             706,900
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                   10,802,295
   Net realized gain(loss) on sale of fund shares                                    (1,186,805)
                                                                              ------------------
Net realized gain(loss)                                                               9,615,490
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (22,347,067)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (12,024,677)
                                                                              ==================


                                                                                        U.S. Real Estate
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        706,900   $         36,553
   Net realized gain(loss)                                                            9,615,490          8,075,501
   Net change in unrealized appreciation/depreciation                               (22,347,067)       (15,334,104)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (12,024,677)        (7,222,050)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,864,154          1,524,859
   Subaccounts transfers (including fixed account), net                               2,618,447         (3,434,600)
   Transfers for policyowner benefits and terminations                               (3,339,792)        (4,688,894)
   Policyowner maintenance charges                                                      (61,991)           (68,123)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,080,818         (6,666,758)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (10,943,859)       (13,888,808)
Net assets at beginning of period                                                    32,356,143         46,244,951
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     21,412,284   $     32,356,143
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                    Ameritas
--------------------------------------------------------------------------------------------------------------------
                                                                                    Money
   Core Strat.                               MidCap                                 Market
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        662,496                       $           ----                       $      2,531,626
         (682,360)                              (437,002)                              (853,790)
-------------------                    -------------------                    ------------------
          (19,864)                              (437,002)                             1,677,836
-------------------                    -------------------                    ------------------


        2,267,952                              2,634,001                                   ----
         (592,657)                            (1,029,857)                                  ----
-------------------                    -------------------                    ------------------
        1,675,295                              1,604,144                                   ----
-------------------                    -------------------                    ------------------

      (37,812,437)                           (32,608,396)                                  ----
-------------------                    -------------------                    ------------------


 $    (36,157,006)                      $    (31,441,254)                      $      1,677,836
===================                    ===================                    ==================


             Core Strat.                              MidCap                              Money Market

-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (19,864)   $       (146,587)  $       (437,002)  $       (594,138)   $      1,677,836   $      2,291,696
        1,675,295           7,570,278          1,604,144         14,809,939                ----               ----
      (37,812,437)         (4,560,027)       (32,608,396)         1,097,002                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (36,157,006)          2,863,664        (31,441,254)        15,312,803           1,677,836          2,291,696
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        5,513,776           3,408,597          1,246,306          1,383,985         143,886,259         84,920,431
       14,621,754          26,676,108         (1,752,403)         1,221,716         (69,030,888)       (38,036,436)
       (8,303,588)         (7,756,266)        (5,535,558)        (7,097,139)        (37,052,129)       (33,878,440)
         (178,775)           (103,803)           (87,697)           (87,601)           (201,520)            72,001
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       11,653,167          22,224,636         (6,129,352)        (4,579,039)         37,601,722         13,077,556
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (24,503,839)         25,088,300        (37,570,606)        10,733,764          39,279,558         15,369,252
       80,948,145          55,859,845         59,913,451         49,179,687          64,418,112         49,048,860
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     56,444,306    $     80,948,145   $     22,342,845   $     59,913,451    $    103,697,670   $     64,418,112
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                   (217,367)
                                                                              ------------------
Net investment income(loss)                                                            (217,367)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       898,763
                                                                              ------------------
Net realized gain(loss)                                                                 898,763
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (9,539,787)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (8,858,391)
                                                                              ==================


                                                                                            Small Cap

                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $       (217,367)  $       (266,407)
   Net realized gain(loss)                                                              898,763            836,799
   Net change in unrealized appreciation/depreciation                                (9,539,787)         1,757,725
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (8,858,391)         2,328,117
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  893,634            782,523
   Subaccounts transfers (including fixed account), net                                  73,526          2,951,523
   Transfers for policyowner benefits and terminations                               (2,432,111)        (3,282,109)
   Policyowner maintenance charges                                                      (51,326)           (48,046)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,516,277)           403,891
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (10,374,668)         2,732,008
Net assets at beginning of period                                                    24,976,796         22,244,788
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     14,602,128   $     24,976,796
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Ameritas                                                   Calvert
----------------------------------------------------------------------------- --------------------------------------
     Small Co.                               Focused
      Equity                                 MidCap                                Balanced
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $        220,904                       $        145,362
          (99,392)                              (327,578)                               (58,862)
-------------------                    -------------------                    ------------------
          (99,392)                              (106,674)                                86,500
-------------------                    -------------------                    ------------------


          421,373                              1,958,626                                 81,209
         (884,657)                            (2,059,053)                              (179,678)
-------------------                    -------------------                    ------------------
         (463,284)                              (100,427)                               (98,469)
-------------------                    -------------------                    ------------------

       (3,024,778)                           (16,450,043)                            (2,191,187)
-------------------                    -------------------                    ------------------


 $     (3,587,454)                      $    (16,657,144)                      $     (2,203,156)
===================                    ===================                    ==================


          Small Co. Equity                        Focused MidCap                            Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (99,392)   $       (157,313)  $       (106,674)  $       (290,433)   $         86,500   $        107,244
         (463,284)          2,847,269           (100,427)        10,767,652             (98,469)           599,176
       (3,024,778)         (2,475,291)       (16,450,043)        (8,385,927)         (2,191,187)          (568,751)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,587,454)            214,665        (16,657,144)         2,091,292          (2,203,156)           137,669
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          174,405             382,021          1,871,300          2,626,178             253,420            248,815
       (1,716,261)         (2,657,038)       (10,902,497)         1,021,325            (304,218)           127,079
       (1,377,578)         (1,662,900)        (4,123,259)        (3,798,715)           (798,754)          (650,572)
          (22,232)            (31,869)           (82,903)           (90,400)            (13,702)           (14,450)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (2,941,666)         (3,969,786)       (13,237,359)          (241,612)           (863,254)          (289,128)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (6,529,120)         (3,755,121)       (29,894,503)         1,849,680          (3,066,410)          (151,459)
       13,745,773          17,500,894         49,747,183         47,897,503           7,401,718          7,553,177
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      7,216,653    $     13,745,773   $     19,852,680   $     49,747,183    $      4,335,308   $      7,401,718
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                Intl. Equity
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        181,206
   Mortality and expense risk charge                                                    (77,913)
                                                                              ------------------
Net investment income(loss)                                                             103,293
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      298,489
   Net realized gain(loss) on sale of fund shares                                      (256,403)
                                                                              ------------------
Net realized gain(loss)                                                                  42,086
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (5,198,133)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (5,052,754)
                                                                              ==================


                                                                                          Intl. Equity
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        103,293   $         14,476
   Net realized gain(loss)                                                               42,086          2,792,674
   Net change in unrealized appreciation/depreciation                                (5,198,133)        (2,644,066)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (5,052,754)           163,084
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  368,186            465,785
   Subaccounts transfers (including fixed account), net                                (642,927)           (88,250)
   Transfers for policyowner benefits and terminations                               (1,212,179)          (726,582)
   Policyowner maintenance charges                                                      (20,882)           (28,045)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,507,802)          (377,092)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (6,560,556)          (214,008)
Net assets at beginning of period                                                    12,001,600         12,215,608
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      5,441,044   $     12,001,600
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         Calvert
--------------------------------------------------------------------------------------------------------------------

     Mid Cap                                 Equity                                Income
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $      2,478,975
          (60,997)                               (46,681)                              (502,267)
-------------------                    -------------------                    ------------------
          (60,997)                               (46,681)                             1,976,708
-------------------                    -------------------                    ------------------


           35,587                                 42,893                                   ----
          (19,860)                               (36,362)                            (1,113,134)
-------------------                    -------------------                    ------------------
           15,727                                  6,531                             (1,113,134)
-------------------                    -------------------                    ------------------

       (2,426,245)                            (2,393,129)                            (8,245,956)
-------------------                    -------------------                    ------------------


 $     (2,471,515)                      $     (2,433,279)                      $     (7,382,382)
===================                    ===================                    ==================


               Mid Cap                                Equity                                 Income
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (60,997)   $        (58,098)  $        (46,681)  $        (52,967)   $      1,976,708   $      2,200,443
           15,727             423,707              6,531            517,517          (1,113,134)           290,762
       (2,426,245)             27,568         (2,393,129)            79,744          (8,245,956)          (220,316)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,471,515)            393,177         (2,433,279)           544,294          (7,382,382)         2,270,889
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          208,953             302,561            235,589            396,131           3,761,414          3,425,632
       (2,836,667)          3,833,166            263,814           (197,583)         (4,227,395)        11,256,276
         (620,651)           (374,295)          (281,278)          (218,586)         (8,169,535)        (3,550,647)
          (15,699)            (13,682)           (15,356)           (16,782)           (149,143)          (113,471)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (3,264,064)          3,747,750            202,769            (36,820)         (8,784,659)        11,017,790
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (5,735,579)          4,140,927         (2,230,510)           507,474         (16,167,041)        13,288,679
        9,349,549           5,208,622          6,439,756          5,932,282          62,539,649         49,250,970
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,613,970    $      9,349,549   $      4,209,246   $      6,439,756    $     46,372,608   $     62,539,649
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        American Century
                                                                              --------------------------------------
                                                                                  Income &
                                                                                   Growth
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        415,620
   Mortality and expense risk charge                                                   (175,878)
                                                                              ------------------
Net investment income(loss)                                                             239,742
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    2,489,925
   Net realized gain(loss) on sale of fund shares                                      (204,121)
                                                                              ------------------
Net realized gain(loss)                                                               2,285,804
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (10,182,177)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (7,656,631)
                                                                              ==================


                                                                                         Income & Growth
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        239,742   $        425,913
   Net realized gain(loss)                                                            2,285,804          4,704,206
   Net change in unrealized appreciation/depreciation                               (10,182,177)        (4,676,707)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (7,656,631)           453,412
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  394,381          1,115,505
   Subaccounts transfers (including fixed account), net                              (3,567,808)       (13,351,695)
   Transfers for policyowner benefits and terminations                               (2,354,191)        (3,151,566)
   Policyowner maintenance charges                                                      (41,034)           (68,097)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (5,568,652)       (15,455,853)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (13,225,283)       (15,002,441)
Net assets at beginning of period                                                    25,694,046         40,696,487
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     12,468,763   $     25,694,046
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

          American Century                                                 AIM
-------------------------------------- -----------------------------------------------------------------------------
     Mid Cap                                                                        Intl.
      Value                                 Dynamics                               Growth
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $          1,539
           (3,516)                               (40,199)                                  (580)
-------------------                    -------------------                    ------------------
           (3,516)                               (40,199)                                   959
-------------------                    -------------------                    ------------------


             ----                                   ----                                  3,722
         (105,919)                               115,644                                 (8,215)
-------------------                    -------------------                    ------------------
         (105,919)                               115,644                                 (4,493)
-------------------                    -------------------                    ------------------

         (156,895)                            (2,583,645)                               (30,125)
-------------------                    -------------------                    ------------------


 $       (266,330)                      $     (2,508,200)                      $        (33,659)
===================                    ===================                    ==================


            Mid Cap Value                            Dynamics                             Intl. Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (3,516)   $           ----   $        (40,199)  $        (68,432)   $            959   $           ----
         (105,919)               ----            115,644            930,288              (4,493)              ----
         (156,895)               ----         (2,583,645)          (126,529)            (30,125)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (266,330)               ----         (2,508,200)           735,327             (33,659)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            4,718                ----             95,743            182,522               6,640               ----
        1,125,728                ----           (428,187)        (1,154,942)            305,717               ----
          (61,280)               ----           (544,177)          (862,443)             (5,093)              ----
             (698)               ----             (9,616)           (16,355)               (133)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        1,068,468                ----           (886,237)        (1,851,218)            307,131               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          802,138                ----         (3,394,437)        (1,115,891)            273,472               ----
             ----                ----          5,854,658          6,970,549                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        802,138    $           ----   $      2,460,221   $      5,854,658    $        273,472   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------
                                                                                     S&P
                                                                                   MidCap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        237,257
   Mortality and expense risk charge                                                   (104,167)
                                                                              ------------------
Net investment income(loss)                                                             133,090
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      934,340
   Net realized gain(loss) on sale of fund shares                                      (176,960)
                                                                              ------------------
Net realized gain(loss)                                                                 757,380
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (5,598,399)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (4,707,929)
                                                                              ==================


                                                                                           S&P MidCap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        133,090   $         (1,063)
   Net realized gain(loss)                                                              757,380          1,497,627
   Net change in unrealized appreciation/depreciation                                (5,598,399)          (533,282)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (4,707,929)           963,282
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  292,840            434,389
   Subaccounts transfers (including fixed account), net                                (276,763)        (1,362,239)
   Transfers for policyowner benefits and terminations                               (1,417,619)          (994,871)
   Policyowner maintenance charges                                                      (23,998)           (31,188)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,425,540)        (1,953,909)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (6,133,469)          (990,627)
Net assets at beginning of period                                                    13,659,271         14,649,898
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      7,525,802   $     13,659,271
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         Summit
--------------------------------------------------------------------------------------------------------------------
     Russell                               Nasdaq-100                                EAFE
    Small Cap                                 Index                                  Intl.
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        120,876                       $          2,609                       $         10,712
          (58,254)                               (59,851)                                (1,787)
-------------------                    -------------------                    ------------------
           62,622                                (57,242)                                 8,925
-------------------                    -------------------                    ------------------


          390,821                                   ----                                   ----
         (153,871)                               122,285                                (27,161)
-------------------                    -------------------                    ------------------
          236,950                                122,285                                (27,161)
-------------------                    -------------------                    ------------------

       (2,868,188)                            (3,231,104)                              (160,367)
-------------------                    -------------------                    ------------------


 $     (2,568,616)                      $     (3,166,061)                      $       (178,603)
===================                    ===================                    ==================


          Russell Small Cap                      Nasdaq-100 Index                          EAFE Intl.
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         62,622    $        (26,350)  $        (57,242)  $          5,727    $          8,925   $           ----
          236,950           1,287,390            122,285            512,926             (27,161)              ----
       (2,868,188)         (1,501,399)        (3,231,104)           574,377            (160,367)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,568,616)           (240,359)        (3,166,061)         1,093,030            (178,603)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          204,189             288,884            160,279            231,492             123,220               ----
          491,099          (1,739,239)          (766,176)         1,902,201             445,616               ----
         (764,150)           (817,705)          (802,318)          (519,684)            (14,886)              ----
          (12,169)            (16,418)           (14,629)           (15,052)               (265)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (81,031)         (2,284,478)        (1,422,844)         1,598,957             553,685               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,649,647)         (2,524,837)        (4,588,905)         2,691,987             375,082               ----
        7,257,998           9,782,835          8,463,894          5,771,907                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      4,608,351    $      7,257,998   $      3,874,989   $      8,463,894    $        375,082   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                  Inflation
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        283,253
   Mortality and expense risk charge                                                    (57,129)
                                                                              ------------------
Net investment income(loss)                                                             226,124
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (169,165)
                                                                              ------------------
Net realized gain(loss)                                                                (169,165)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (971,456)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (914,497)
                                                                              ==================


                                                                                            Inflation
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        226,124   $           ----
   Net realized gain(loss)                                                             (169,165)              ----
   Net change in unrealized appreciation/depreciation                                  (971,456)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (914,497)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  769,423               ----
   Subaccounts transfers (including fixed account), net                              12,265,741               ----
   Transfers for policyowner benefits and terminations                                 (555,358)              ----
   Policyowner maintenance charges                                                      (18,834)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 12,460,972               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               11,546,475               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     11,546,475   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Summit
--------------------------------------------------------------------------------------------------------------------

    Aggressive                            Conservative                             Target
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $          4,326                       $         19,846                       $          3,066
             (801)                                (4,294)                                  (160)
-------------------                    -------------------                    ------------------
            3,525                                 15,552                                  2,906
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
           (4,435)                                (1,904)                                (4,915)
-------------------                    -------------------                    ------------------
           (4,435)                                (1,904)                                (4,915)
-------------------                    -------------------                    ------------------

          (46,959)                               (98,083)                                (2,722)
-------------------                    -------------------                    ------------------


 $        (47,869)                      $        (84,435)                      $         (4,731)
===================                    ===================                    ==================


             Aggressive                            Conservative                              Target
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          3,525    $           ----   $         15,552   $           ----    $          2,906   $           ----
           (4,435)               ----             (1,904)              ----              (4,915)              ----
          (46,959)               ----            (98,083)              ----              (2,722)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (47,869)               ----            (84,435)              ----              (4,731)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            5,924                ----              1,708               ----               1,841               ----
          250,236                ----          1,065,306               ----             183,955               ----
           (5,197)               ----            (22,862)              ----              (1,665)              ----
             (176)               ----               (698)              ----                 (50)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          250,787                ----          1,043,454               ----             184,081               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          202,918                ----            959,019               ----             179,350               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        202,918    $           ----   $        959,019   $           ----    $        179,350   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------
                                                                                   Natural
                                                                                  Resources
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          3,744
   Mortality and expense risk charge                                                    (17,108)
                                                                              ------------------
Net investment income(loss)                                                             (13,364)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (601,055)
                                                                              ------------------
Net realized gain(loss)                                                                (601,055)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,285,191)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,899,610)
                                                                              ==================


                                                                                        Natural Resources
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (13,364)  $           ----
   Net realized gain(loss)                                                             (601,055)              ----
   Net change in unrealized appreciation/depreciation                                (1,285,191)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,899,610)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   98,584               ----
   Subaccounts transfers (including fixed account), net                               3,640,523               ----
   Transfers for policyowner benefits and terminations                                 (116,166)              ----
   Policyowner maintenance charges                                                       (3,068)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  3,619,873               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,720,263               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,720,263   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                   Summit                                                 Third Avenue
----------------------------------------------------------------------------- --------------------------------------

     S&P 500                                 Zenith                                 Value
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        494,256                       $        394,142                       $        456,543
          (17,529)                               (38,556)                              (524,942)
-------------------                    -------------------                    ------------------
          476,727                                355,586                                (68,399)
-------------------                    -------------------                    ------------------


            2,064                                179,112                              9,093,884
            2,383                                    201                             (1,742,088)
-------------------                    -------------------                    ------------------
            4,447                                179,313                              7,351,796
-------------------                    -------------------                    ------------------

          340,708                              1,592,399                            (36,603,751)
-------------------                    -------------------                    ------------------


 $        821,882                       $      2,127,298                       $    (29,320,354)
===================                    ===================                    ==================


               S&P 500                                Zenith                                  Value
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        476,727    $           ----   $        355,586   $           ----    $        (68,399)  $        961,923
            4,447                ----            179,313               ----           7,351,796          9,297,536
          340,708                ----          1,592,399               ----         (36,603,751)       (14,488,106)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          821,882                ----          2,127,298               ----         (29,320,354)        (4,228,647)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           26,680                ----            278,140               ----           1,821,293          2,503,034
       29,862,202                ----         76,106,403               ----          (3,122,142)        (3,376,504)
         (197,760)               ----           (320,777)              ----          (7,638,924)        (7,970,354)
           (2,841)               ----            (12,881)              ----            (111,699)          (147,957)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       29,688,281                ----         76,050,885               ----          (9,051,472)        (8,991,781)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       30,510,163                ----         78,178,183               ----         (38,371,826)       (13,220,428)
             ----                ----               ----               ----          72,328,276         85,548,704
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     30,510,163    $           ----   $     78,178,183   $           ----    $     33,956,450   $     72,328,276
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Dreyfus
                                                                              --------------------------------------

                                                                                   MidCap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         29,865
   Mortality and expense risk charge                                                    (33,474)
                                                                              ------------------
Net investment income(loss)                                                              (3,609)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      593,747
   Net realized gain(loss) on sale of fund shares                                      (456,423)
                                                                              ------------------
Net realized gain(loss)                                                                 137,324
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,864,991)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,731,276)
                                                                              ==================


                                                                                             MidCap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (3,609)  $        (35,400)
   Net realized gain(loss)                                                              137,324            625,617
   Net change in unrealized appreciation/depreciation                                (1,864,991)          (556,800)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,731,276)            33,417
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   58,678            204,613
   Subaccounts transfers (including fixed account), net                                (227,553)          (696,477)
   Transfers for policyowner benefits and terminations                                 (530,249)          (312,094)
   Policyowner maintenance charges                                                       (7,956)           (10,193)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (707,080)          (814,151)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (2,438,356)          (780,734)
Net assets at beginning of period                                                     4,767,907          5,548,641
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,329,551   $      4,767,907
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Scudder                                               Neuberger Berman
----------------------------------------------------------------------------- --------------------------------------
      Small
    Mid Value                               Thematic                               Regency
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $          1,074
          (38,619)                                (1,165)                                  (440)
-------------------                    -------------------                    ------------------
          (38,619)                                (1,165)                                   634
-------------------                    -------------------                    ------------------


             ----                                   ----                                    198
          (74,182)                               (18,328)                               (18,036)
-------------------                    -------------------                    ------------------
          (74,182)                               (18,328)                               (17,838)
-------------------                    -------------------                    ------------------

       (2,748,364)                              (102,257)                               (32,650)
-------------------                    -------------------                    ------------------


 $     (2,861,165)                      $       (121,750)                      $        (49,854)
===================                    ===================                    ==================


           Small Mid Value                           Thematic                                Regency
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (38,619)   $           ----   $         (1,165)  $           ----    $            634   $           ----
          (74,182)               ----            (18,328)              ----             (17,838)              ----
       (2,748,364)               ----           (102,257)              ----             (32,650)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,861,165)               ----           (121,750)              ----             (49,854)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          651,763                ----              7,438               ----               2,358               ----
       10,631,805                ----            281,249               ----              95,073               ----
         (333,409)               ----             (9,104)              ----              (2,598)              ----
          (14,934)               ----               (132)              ----                 (35)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       10,935,225                ----            279,451               ----              94,798               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        8,074,060                ----            157,701               ----              44,944               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      8,074,060    $           ----   $        157,701   $           ----    $         44,944   $           ----
=================== ================== =================== ================== =================== ==================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             T. Rowe
                                                                              --------------------------------------

                                                                                  Blue Chip
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         46,587
   Mortality and expense risk charge                                                   (160,974)
                                                                              ------------------
Net investment income(loss)                                                            (114,387)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (116,687)
                                                                              ------------------
Net realized gain(loss)                                                                (116,687)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (15,632,566)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (15,863,640)
                                                                              ==================


                                                                                            Blue Chip
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $       (114,387)  $           ----
   Net realized gain(loss)                                                             (116,687)              ----
   Net change in unrealized appreciation/depreciation                               (15,632,566)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (15,863,640)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,865,834               ----
   Subaccounts transfers (including fixed account), net                              46,311,333               ----
   Transfers for policyowner benefits and terminations                               (1,370,208)              ----
   Policyowner maintenance charges                                                      (65,385)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 47,741,574               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               31,877,934               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     31,877,934   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2008 AND 2007

1.  ORGANIZATION

    Ameritas Variable Separate Account VA-2 (the "Account") (formerly Ameritas Variable Life Insurance Company Separate Account VA-2) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company. Effective May 1, 2007 Ameritas Variable Life Insurance Company merged with its parent, Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company). As a result of this merger, the Account was transferred, intact, to ALIC and renamed Ameritas Variable Separate Account VA-2. The assets of the Account are held by ALIC and are segregated from all of ALIC's other assets and are used only to support variable annuity products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2008, there are sixty-five subaccounts available within the Account listed as follows:

    Fidelity Management & Research              Massachusetts Financial Services Company
      Company (Advisor)                           MFS
      Fidelity (Fund)                               *Strategic Inc.
        *Equity-Income IC (Subaccount)              *Utilities
        *Equity-Income SC                           *New Discovery
        *Equity-Income SC2                          *Research
        *Growth IC                                   (Commenced May 2, 2008)
        *Growth SC                                  *Total Return
        *Growth SC2                                  (Commenced April 30, 2008)
        *High Income IC
        *High Income SC                         Morgan Stanley Investment Management
        *High Income SC2                          Inc., dba Van Kampen
        *Overseas IC                              Van Kampen
        *Overseas SC                                *Emerging Markets
        *Overseas SC2                               *Global Value
        *Asset Mgr. IC                              *Intl. Magnum
        *Asset Mgr. SC                              *U.S. Real Estate
        *Asset Mgr. SC2
        *Inv. Bond IC                           Calvert Asset Management Company, Inc.
        *Inv. Bond SC2                            (See Note 3)
        *Contrafund IC                            Ameritas
        *Contrafund SC                              *Core Strat.
        *Contrafund SC2                             *MidCap
        *Asset Mgr. Gr. IC                          *Money Market
        *Asset Mgr. Gr. SC                          *Small Cap
        *Asset Mgr. Gr. SC2                         *Small Co. Equity
                                                    *Focused MidCap
    Fred Alger Management, Inc.
      Alger
        *Balanced

                                     FS-39

1.  ORGANIZATION, continued

    Calvert Asset Management Company, Inc. ,    Calvert Asset Management Company, Inc. , continued
      continued  (See Note 3)                     (See Note 3)
      Calvert                                     Summit, continued
        *Balanced                                   *Target
        *Intl. Equity                                 (Commenced May 26, 2008)
        *Mid Cap                                    *Natural Resources
        *Equity                                       (Commenced May 2, 2008)
        *Income                                     *S&P 500
                                                      (Commenced December 12, 2008)
    American Century Investment                     *Zenith
      Management, Inc.                                (Commenced December 12, 2008)
      American Century
        *Income & Growth                        Third Avenue Management LLC
        *Mid Cap Value                            Third Avenue
         (Commenced May 16, 2008)                   *Value

    Invesco AIM Advisors, Inc.                  The Dreyfus Corporation
      AIM                                         Dreyfus
        *Dynamics                                   *MidCap
        *Intl. Growth
        (Commenced May 15, 2008)                Deutsch Investment Management Americas Inc.
                                                  Scudder
    Calvert Asset Management Company, Inc. ,        *Small Mid Value
      (See Note 3)                                    (Commenced April 30, 2008)
      Summit                                        *Thematic
        *S&P MidCap                                   (Commenced May 2, 2008)
        *Russell Small Cap
        *Nasdaq-100 Index                       Neuberger Berman Management Inc.
        *EAFE Intl.                               Neuberger Berman
         (Commenced May 7, 2008)                    *Regency
        *Inflation                                    (Commenced May 14, 2008)
         (Commenced April 30, 2008)
        *Aggressive                             T. Rowe Price Associates, Inc.
         (Commenced May 9, 2008)                  T. Rowe
        *Conservative                               *Blue Chip
         (Commenced May 19, 2008)                     (Commenced April 30, 2008)

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted Financial Accounting Standards Board (FASB) Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 had no impact on any subaccounts' financial position or results of operations.

    FAS 157 applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that each asset and liability carried at fair value be classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2008 and 2007, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee                Administrative
                                                                                                     Fee
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                           0.00750                 0.00050
       MidCap                                                                0.00800                 0.00050
       Money Market                                                          0.00200                 0.00050
       Small Cap                                                             0.00850                 0.00050
       Small Co. Equity                                                      0.01120                 0.00050
       Focused MidCap                                                        0.00820(1)              0.00050
     Calvert:
       Balanced                                                              0.00425                 0.00275
       Intl. Equity                                                          0.00750                 0.00350
       Mid Cap                                                               0.00650                 0.00250
       Equity                                                                0.00500                 0.00200
       Income                                                                0.00400                 0.00300
     Summit:
       S&P MidCap                                                            0.00300                 0.00100
       Russell Small Cap                                                     0.00350                 0.00100
       Nasdaq-100 Index                                                      0.00350                 0.00100
       EAFE Intl.                                                            0.00560                 0.00100
       Inflation                                                             0.00500                 0.00100
       Aggressive                                                            0.00550                 0.00100
       Conservative                                                          0.00550                 0.00100
       Target                                                                0.00550                 0.00100
       Natural Resources                                                     0.00550                 0.00100
       S&P 500                                                               0.00250                 0.00100
       Zenith                                                                0.00640                 0.00100

     (1) Effective May 1, 2007, Calvert Asset Management Company reduced the
         .00920 investment advisory fee by .00100.

    On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

                                     FS-42

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2008 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Fidelity:
       Equity-Income IC                                                $        1,237,035      $       13,321,025
       Equity-Income SC                                                           527,787               7,666,625
       Equity-Income SC2                                                        9,200,502              41,510,841
       Growth IC                                                                2,047,222               7,927,448
       Growth SC                                                                  169,688               3,084,495
       Growth SC2                                                               1,566,811               4,250,222
       High Income IC                                                           4,054,781               3,787,540
       High Income SC                                                           2,146,130               1,961,588
       High Income SC2                                                         17,941,695               5,409,259
       Overseas IC                                                              3,237,671               6,787,647
       Overseas SC                                                              1,456,875               4,564,971
       Overseas SC2                                                             9,437,758              21,380,554
       Asset Mgr. IC                                                            3,953,133               5,097,020
       Asset Mgr. SC                                                              845,314               1,875,457
       Asset Mgr. SC2                                                           1,787,387                 905,438
       Inv. Bond IC                                                             6,331,825              13,770,131
       Inv. Bond SC2                                                           14,173,200              14,270,606
       Contrafund IC                                                            2,293,982              13,206,240
       Contrafund SC                                                            1,108,915               9,088,540
       Contrafund SC2                                                          11,671,911              38,319,961
       Asset Mgr. Gr. IC                                                          588,293               1,138,069
       Asset Mgr. Gr. SC                                                          162,792                 400,665
       Asset Mgr. Gr. SC2                                                       1,607,296               1,390,835

     Alger:
       Balanced                                                                 3,387,210               5,436,916

     MFS:
       Strategic Inc.                                                           3,550,764               9,756,647
       Utilities                                                               15,236,840              20,434,449
       New Discovery                                                            2,228,023               1,752,250
       Research                                                                49,158,531                 469,476
       Total Return                                                             1,080,796                 142,482

     Van Kampen:
       Emerging Markets                                                        17,587,555               8,591,625
       Global Value                                                             4,412,763               3,004,347
       Intl. Magnum                                                             1,957,688               3,085,440
       U.S. Real Estate                                                        20,140,491               7,550,479


                                     FS-43

4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                     $       20,740,051      $        6,838,796
       MidCap                                                                   7,407,221              11,339,574
       Money Market                                                           116,371,571              77,086,562
       Small Cap                                                                2,557,237               4,290,882
       Small Co. Equity                                                           744,430               3,342,114
       Focused MidCap                                                           7,728,653              19,114,060

     Calvert:
       Balanced                                                                   945,479               1,641,024
       Intl. Equity                                                             1,612,599               2,718,618
       Mid Cap                                                                    274,013               3,563,486
       Equity                                                                   1,166,348                 967,367
       Income                                                                  10,520,539              17,328,489

     American Century:
       Income & Growth                                                          4,290,697               7,129,681
       Mid Cap Value                                                            1,974,831                 909,879

     AIM:
       Dynamics                                                                   357,621               1,284,057
       Intl. Growth                                                               346,511                  34,698

     Summit:
       S&P MidCap                                                               2,419,045               2,777,156
       Russell Small Cap                                                        2,527,510               2,155,097
       Nasdaq-100 Index                                                         2,045,896               3,525,982
       EAFE Intl.                                                                 649,995                  87,385
       Inflation                                                               15,068,900               2,381,804
       Aggressive                                                                 271,368                  17,056
       Conservative                                                             1,078,827                  19,821
       Target                                                                     224,583                  37,595
       Natural Resources                                                        6,492,193               2,885,684
       S&P 500                                                                 30,428,824                 261,752
       Zenith                                                                  76,619,841                  34,259

     Third Avenue:
       Value                                                                   11,702,723              11,728,709

     Dreyfus:
       MidCap                                                                   1,146,437               1,263,379

     Scudder:
       Small Mid Value                                                         11,140,120                 243,514
       Thematic                                                                   348,149                  69,863


                                     FS-44

4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Neuberger Berman:
       Regency                                                         $          220,517      $          124,887
     T. Rowe:
       Blue Chip                                                               47,943,726                 316,539

5.  FINANCIAL HIGHLIGHTS

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .80 percent and 1.40 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .05 to .80 percent annualized, depending on the product and options selected.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity:
 Equity-Income IC
 2008                  21.52   36.92         821,310    24,653,422     2.23       1.25    1.40    (43.45)   (43.37)
 2007                  38.05   65.19       1,115,417    58,498,303     1.69       1.25    1.40      0.12      0.27
 2006                  38.01   65.02       1,301,414    68,102,048     3.33       1.25    1.40     18.53     18.71
 2005                  32.07   54.77       1,531,653    67,656,420     1.71       1.25    1.40      4.40      4.56
 2004                  30.71   52.38       1,833,789    77,672,395     1.64       1.25    1.40      9.98     10.14

 Equity-Income SC
 2008                  22.29   22.29         205,618     4,583,534     1.66       0.95    0.95    (43.25)   (43.25)
 2007                  39.28   39.28         419,707    16,485,344     1.66       0.95    0.95      0.46      0.46
 2006                  39.10   39.10         446,553    17,460,158     3.16       0.95    0.95     18.95     18.95
 2005                  32.87   32.87         472,238    15,522,755     1.53       0.95    0.95      4.76      4.76
 2004                  31.38   31.38         477,376    14,978,185     1.47       0.95    0.95     10.33     10.33

 Equity-Income SC2
 2008                  18.65   18.65         803,910    14,989,284     1.29       0.80    0.80    (43.29)   (43.29)
 2007                  32.88   32.88       1,931,937    63,524,179     1.83       0.80    0.80      0.46      0.46
 2006                  32.73   32.73       1,509,056    49,390,507     2.97       0.80    0.80     18.98     18.98
 2005                  27.51   27.51       1,202,755    33,086,178     1.20       0.80    0.80      4.73      4.73
 2004                  26.27   26.27         821,828    21,585,568     1.22       0.80    0.80     10.35     10.25

 Growth IC
 2008                  28.42   39.87         464,476    16,962,969     0.76       1.25    1.40    (47.90)   (47.83)
 2007                  54.55   76.43         567,410    39,552,907     0.87       1.25    1.40     25.20     25.38
 2006                  43.57   60.95         718,375    39,873,835     0.41       1.25    1.40      5.37      5.53
 2005                  41.35   57.76         862,163    45,310,568     0.54       1.25    1.40      4.34      4.49
 2004                  39.63   55.28       1,118,425    56,303,070     0.28       1.25    1.40      1.94      2.09

 Growth SC
 2008                  29.44   29.44         128,416     3,780,351     0.59       0.95    0.95    (47.73)   (47.73)
 2007                  56.32   56.32         191,310    10,775,224     0.67       0.95    0.95     25.67     25.67
 2006                  44.82   44.82         254,473    11,405,301     0.29       0.95    0.95      5.73      5.73
 2005                  42.39   42.39         294,794    12,496,620     0.40       0.95    0.95      4.68      4.68
 2004                  40.50   40.50         344,066    13,933,309     0.17       0.95    0.95      2.29      2.29

 Growth SC2
 2008                  22.40   22.40         307,877     6,896,381     0.53       0.80    0.80    (47.73)   (47.73)
 2007                  42.85   42.85         385,350    16,513,342     0.43       0.80    0.80     25.65     25.65
 2006                  34.11   34.11         625,970    21,349,033     0.15       0.80    0.80      5.73      5.73
 2005                  32.26   32.26         518,529    16,726,606     0.25       0.80    0.80      4.67      4.67
 2004                  30.82   30.82         420,603    12,962,831     0.11       0.80    0.80      2.30      2.30

                                     FS-46

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 High Income IC
 2008                   9.35   22.47         500,407     7,168,959     7.88       1.25    1.40    (26.03)   (25.92)
 2007                  12.64   30.33         511,382     9,822,850     7.05       1.25    1.40      1.35      1.51
 2006                  12.47   29.88         718,314    13,827,632     7.47       1.25    1.40      9.70      9.86
 2005                  11.37   27.20         943,169    15,363,231    15.38       1.25    1.40      1.28      1.43
 2004                  11.23   26.82       1,284,451    20,775,374    10.23       1.25    1.40      8.07      8.23

 High Income SC
 2008                   9.69    9.69         345,499     3,348,534     7.77       0.95    0.95    (25.77)   (25.77)
 2007                  13.06   13.06         356,582     4,655,862     6.88       0.95    0.95      1.68      1.68
 2006                  12.84   12.84         492,557     6,324,818     8.11       0.95    0.95     10.13     10.13
 2005                  11.66   11.66         469,606     5,475,338    15.40       0.95    0.95      1.56      1.56
 2004                  11.48   11.48         533,222     6,121,615     8.44       0.95    0.95      8.43      8.43

 High Income SC2
 2008                   7.47    7.47       2,726,370    20,356,057    10.53       0.80    0.80    (25.74)   (25.74)
 2007                  10.05   10.05       1,649,397    16,582,880     7.84       0.80    0.80      1.72      1.72
 2006                   9.88    9.88       1,710,492    16,905,861     8.40       0.80    0.80     10.14     10.14
 2005                   8.97    8.97       1,476,568    13,249,702    15.31       0.80    0.80      1.50      1.50
 2004                   8.84    8.84       1,293,209    11,432,698     7.69       0.80    0.80      8.51      8.51

 Overseas IC
 2008                  18.81   22.48         456,078    10,015,819     2.24       1.25    1.40    (44.59)   (44.50)
 2007                  33.94   40.50         641,896    25,356,035     3.31       1.25    1.40     15.68     15.85
 2006                  29.34   34.96         710,580    24,252,648     0.86       1.25    1.40     16.45     16.62
 2005                  25.20   29.98         747,371    21,948,176     0.68       1.25    1.40     17.40     17.58
 2004                  21.46   25.50         833,483    20,867,743     1.19       1.25    1.40     12.06     12.22

 Overseas SC
 2008                  19.65   19.65         167,010     3,281,969     1.87       0.95    0.95    (44.40)   (44.40)
 2007                  35.34   35.34         304,203    10,751,114     3.16       0.95    0.95     16.10     16.10
 2006                  30.44   30.44         329,153    10,020,092     0.76       0.95    0.95     16.84     16.84
 2005                  26.05   26.05         326,035     8,494,804     0.52       0.95    0.95     17.85     17.85
 2004                  22.11   22.11         275,370     6,087,874     1.02       0.95    0.95     12.41     12.41

 Overseas SC2
 2008                  15.35   15.35         678,087    10,411,812     1.63       0.80    0.80    (44.42)   (44.42)
 2007                  27.63   27.63       1,303,655    36,014,351     2.87       0.80    0.80     16.12     16.12
 2006                  23.79   23.79       1,270,006    30,214,843     0.57       0.80    0.80     16.84     16.84
 2005                  20.36   20.36         852,293    17,354,603     0.36       0.80    0.80     17.84     17.84
 2004                  17.28   17.28         427,850     7,392,985     0.71       0.80    0.80     12.41     12.41

                                     FS-47

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Asset Mgr. IC
 2008                  16.76   26.06         765,426    18,821,099     2.46       1.25    1.40    (29.71)   (29.61)
 2007                  23.84   37.02         907,644    31,619,421     6.10       1.25    1.40     13.89     14.07
 2006                  20.93   32.46       1,063,416    32,485,072     2.88       1.25    1.40      5.83      5.99
 2005                  19.78   30.62       1,326,394    38,124,899     2.90       1.25    1.40      2.61      2.76
 2004                  19.28   29.80       1,674,898    46,777,277     2.91       1.25    1.40      4.00      4.16

 Asset Mgr. SC
 2008                  17.31   17.31         159,545     2,762,045     2.15       0.95    0.95    (29.49)   (29.49)
 2007                  24.55   24.55         231,166     5,676,014     5.81       0.95    0.95     14.26     14.26
 2006                  21.49   21.49         295,961     6,359,783     2.72       0.95    0.95      6.23      6.23
 2005                  20.23   20.23         355,856     7,198,607     2.69       0.95    0.95      2.95      2.95
 2004                  19.65   19.65         479,921     9,430,067     2.77       0.95    0.95      4.36      4.36

 Asset Mgr. SC2
 2008                  13.84   13.84         236,279     3,271,224     2.55       0.80    0.80    (29.47)   (29.47)
 2007                  19.63   19.63         218,860     4,296,317     5.80       0.80    0.80     14.25     14.25
 2006                  17.18   17.18         210,278     3,612,875     2.52       0.80    0.80      6.29      6.29
 2005                  16.17   16.17         237,995     3,847,207     2.64       0.80    0.80      2.96      2.96
 2004                  15.70   15.70         276,775     4,345,550     2.35       0.80    0.80      4.34      4.34

 Inv. Bond IC
 2008                  17.45   18.28       1,281,869    25,210,634     4.65       0.95    1.40     (4.59)    (4.17)
 2007                  18.29   19.07       1,722,703    35,199,001     4.19       0.95    1.40      2.89      3.36
 2006                  17.78   18.45       1,783,444    35,561,886     4.29       0.95    1.40      2.91      3.37
 2005                  17.27   17.85       2,251,498    43,698,591     3.91       0.95    1.40      0.78      1.23
 2004                  17.14   17.64       2,749,991    53,070,449     4.47       0.95    1.40      3.00      3.47

 Inv. Bond SC2
 2008                  15.47   15.47       2,527,783    39,095,708     4.13       0.80    0.80     (4.22)    (4.22)
 2007                  16.15   16.15       2,653,284    42,850,302     3.60       0.80    0.80      3.25      3.25
 2006                  15.64   15.64       1,948,921    30,483,412     3.61       0.80    0.80      3.31      3.31
 2005                  15.14   15.14       1,743,207    26,391,913     3.23       0.80    0.80      1.09      1.09
 2004                  14.98   14.98       1,413,321    21,167,319     3.59       0.80    0.80      3.36      3.36

 Contrafund IC
 2008                  25.52   27.98         874,442    23,841,416     0.87       1.25    1.40    (43.31)   (43.23)
 2007                  45.03   49.29       1,182,770    56,850,343     0.90       1.25    1.40     15.95     16.13
 2006                  38.83   42.45       1,388,730    57,517,264     1.27       1.25    1.40     10.17     10.34
 2005                  35.25   38.47       1,633,953    61,367,550     0.30       1.25    1.40     15.32     15.49
 2004                  30.56   33.31       1,804,658    58,742,332     0.34       1.25    1.40     13.87     14.04

                                     FS-48

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Contrafund SC
 2008                  26.45   26.45         316,539     8,372,305     0.70       0.95    0.95    (43.16)   (43.16)
 2007                  46.53   46.53         533,126    24,806,922     0.82       0.95    0.95     16.39     16.39
 2006                  39.98   39.98         592,967    23,705,140     1.11       0.95    0.95     10.54     10.54
 2005                  36.17   36.17         646,309    23,373,930     0.20       0.95    0.95     15.75     15.75
 2004                  31.24   31.24         622,636    19,453,967     0.25       0.95    0.95     14.25     14.25

 Contrafund SC2
 2008                  22.67   22.67       1,153,433    26,150,089     0.59       0.80    0.80    (43.16)   (43.16)
 2007                  39.88   39.88       1,963,572    78,316,505     0.87       0.80    0.80     16.37     16.37
 2006                  34.28   34.28       1,526,651    52,326,448     1.02       0.80    0.80     10.55     10.55
 2005                  31.00   31.00       1,235,831    38,316,614     0.10       0.80    0.80     15.72     15.72
 2004                  26.79   26.79         767,894    20,573,641     0.17       0.80    0.80     14.24     14.24

 Asset Mgr. Gr. IC
 2008                  12.88   16.11         127,949     1,900,617     1.67       1.25    1.40    (36.70)   (36.61)
 2007                  20.34   25.42         157,100     3,707,891     4.29       1.25    1.40     17.31     17.49
 2006                  17.34   21.63         205,597     4,143,479     2.19       1.25    1.40      5.51      5.66
 2005                  16.44   20.47         262,664     5,029,349     2.61       1.25    1.40      2.45      2.61
 2004                  16.04   19.95         356,662     6,667,807     2.58       1.25    1.40      4.51      4.67

 Asset Mgr. Gr. SC
 2008                  13.30   13.30          41,239       548,294     1.61       0.95    0.95    (36.48)   (36.48)
 2007                  20.93   20.93          55,496     1,161,683     4.10       0.95    0.95     17.75     17.75
 2006                  17.78   17.78          64,347     1,143,933     2.03       0.95    0.95      5.84      5.84
 2005                  16.80   16.80          76,487     1,284,679     2.42       0.95    0.95      2.82      2.82
 2004                  16.34   16.34          95,010     1,552,085     2.28       0.95    0.95      4.85      4.85

 Asset Mgr. Gr. SC2
 2008                  10.73   10.73         111,852     1,200,353     1.72       0.80    0.80    (36.45)   (36.45)
 2007                  16.89   16.89          98,297     1,660,007     3.94       0.80    0.80     17.65     17.65
 2006                  14.35   14.35          61,424       881,652     1.77       0.80    0.80      5.88      5.88
 2005                  13.56   13.56          65,253       884,608     1.97       0.80    0.80      2.74      2.74
 2004                  13.19   13.19          69,339       914,903     1.93       0.80    0.80      4.79      4.79

 Alger:
 Balanced
 2008                  12.06   13.14         760,726    11,825,109     2.65       0.80    1.40    (32.71)   (32.30)
 2007                  17.82   19.53         987,568    22,720,339     2.09       0.80    1.40     10.80     11.47
 2006                  15.98   17.63       1,169,948    24,375,108     1.58       0.80    1.40      3.27      3.89
 2005                  15.38   17.07       1,506,790    30,590,003     1.69       0.80    1.40      6.92      7.56
 2004                  14.30   15.96       1,830,797    34,804,835     1.52       0.80    1.40      3.11      3.73

                                     FS-49

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 MFS:
 Strategic Inc.
 2008                  12.59   12.93         737,927     9,534,908     7.75       0.80    1.40    (13.26)   (12.74)
 2007                  14.43   14.91       1,234,106    18,293,406     4.64       0.80    1.40      2.24      2.86
 2006                  14.03   14.58       1,082,512    15,655,053     5.17       0.80    1.40      5.20      5.83
 2005                  13.26   13.86         958,583    13,155,985     6.49       0.80    1.40      0.48      1.08
 2004                  13.12   13.80         850,796    11,653,491     4.97       0.80    1.40      6.23      6.87

 Utilities
 2008                  28.05   30.36       1,118,480    34,542,888     1.60       0.80    1.40    (38.54)   (38.17)
 2007                  45.36   49.40       1,450,615    73,500,895     0.95       0.80    1.40     26.12     26.88
 2006                  35.75   39.17       1,537,444    62,334,628     1.99       0.80    1.40     29.45     30.22
 2005                  27.45   30.26       1,629,369    51,357,559     0.60       0.80    1.40     15.22     15.91
 2004                  23.68   26.26       1,597,663    44,239,627     1.46       0.80    1.40     28.39     29.16

 New Discovery
 2008                  10.40   10.70         428,677     4,559,035     ----       0.80    1.40    (40.18)   (39.81)
 2007                  17.38   17.77         488,707     8,663,461     ----       0.80    1.40      1.09      1.70
 2006                  17.19   17.48         601,395    10,506,024     ----       0.80    1.40     11.65     12.32
 2005                  15.40   15.56         713,113    11,114,224     ----       0.80    1.40      3.79      4.41
 2004                  14.84   14.90         912,691    13,658,253     ----       0.80    1.40      5.04      5.67

 Research
 2008                   8.81    8.84       3,677,075    32,505,056     ----       0.80    1.40    (41.90)   (41.28)
 2007                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2006                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2005                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2004                   ----    ----            ----          ----     ----       ----    ----     ----      ----

 Total Return
 2008                  15.30   15.34          51,702       793,417     ----       0.80    1.40    (20.76)   (20.55)
 2007                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2006                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2005                   ----    ----            ----          ----     ----       ----    ----     ----      ----
 2004                   ----    ----            ----          ----     ----       ----    ----     ----      ----

 Van Kampen:
 Emerging Markets
 2008                  11.70   12.90       1,637,257    19,894,728     ----       0.80    1.40    (57.23)   (56.97)
 2007                  27.19   30.15       1,542,321    44,659,068     0.44       0.80    1.40     38.49     39.33
 2006                  19.51   21.77       1,560,935    32,818,305     0.74       0.80    1.40     35.25     36.06
 2005                  14.34   16.10       1,343,157    21,027,466     0.37       0.80    1.40     32.00     32.79
 2004                  10.80   12.19         803,468     9,735,116     0.68       0.80    1.40     21.40     22.13

                                     FS-50

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Van Kampen, continued:
 Global Value
 2008                  11.48   12.32         680,681     8,180,631     2.64       0.80    1.40    (40.98)   (40.62)
 2007                  19.34   20.88         832,784    16,992,272     1.87       0.80    1.40      5.15      5.79
 2006                  18.28   19.86         974,330    18,880,926     1.59       0.80    1.40     19.53     20.25
 2005                  15.20   16.61       1,203,861    19,505,332     1.02       0.80    1.40      4.37      4.99
 2004                  14.48   15.92       1,329,289    20,680,538     0.76       0.80    1.40     11.96     12.64

 Intl. Magnum
 2008                   9.42    9.81         559,250     5,476,770     3.19       0.80    1.40    (45.40)   (45.09)
 2007                  17.25   17.86         725,296    12,948,164     1.51       0.80    1.40     12.99     13.67
 2006                  15.26   15.71         664,678    10,468,677     0.10       0.80    1.40     23.40     24.14
 2005                  12.37   12.65         510,278     6,484,706     1.19       0.80    1.40      9.53     10.19
 2004                  11.29   11.48         501,427     5,801,979     2.85       0.80    1.40     15.76     16.45

 U.S. Real Estate
 2008                  18.40   18.80       1,142,563    21,412,284     3.40       0.80    1.40    (38.76)   (38.40)
 2007                  29.87   30.70       1,055,666    32,356,143     1.09       0.80    1.40    (18.23)   (17.74)
 2006                  36.30   37.54       1,230,116    46,244,951     1.10       0.80    1.40     36.14     36.95
 2005                  26.51   27.57       1,174,089    32,428,353     1.25       0.80    1.40     15.43     16.12
 2004                  22.83   23.89       1,231,317    29,476,091     1.61       0.80    1.40     34.50     35.31

 Ameritas:
 Core Strat.
 2008                  13.31   14.16       4,049,730    56,444,306     0.93       0.80    1.40    (41.24)   (40.89)
 2007                  22.66   23.96       3,449,036    80,948,145     0.82       0.80    1.40      5.46      6.10
 2006                  21.48   22.58       2,541,034    55,859,845     0.70       0.80    1.40     19.98     20.70
 2005                  17.91   18.71       2,617,271    47,583,519     0.53       0.80    1.40      7.15      7.79
 2004                  16.71   17.35       2,969,639    50,085,955     0.83       0.80    1.40      6.58      7.23

 MidCap
 2008                  24.52   27.98         817,641    22,342,845     ----       0.80    1.40    (58.08)   (57.82)
 2007                  58.13   66.75         904,958    59,913,451     ----       0.80    1.40     32.81     33.61
 2006                  43.51   50.26         974,327    49,179,687     ----       0.80    1.40      7.74      8.38
 2005                  40.14   46.65       1,101,139    52,117,293     ----       0.80    1.40      9.73     10.39
 2004                  36.36   42.51       1,211,183    53,052,444     ----       0.80    1.40     11.82     12.50

 Money Market
 2008                   1.18    1.25      80,541,598   103,697,670     2.96       0.80    1.40      1.57      2.18
 2007                   1.16    1.23      49,828,789    64,418,112     4.94       0.80    1.40      3.59      4.21
 2006                   1.11    1.19      38,815,136    49,048,860     4.69       0.80    1.40      3.35      3.97
 2005                   1.07    1.15      37,245,272    46,605,425     2.91       0.80    1.40      1.58      2.19
 2004                   1.04    1.13      44,704,673    55,067,625     1.13       0.80    1.40     (0.24)     0.37

                                     FS-51

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Ameritas, continued:
 Small Cap
 2008                  22.15   23.62         590,953    14,602,128     ----       0.80    1.40    (37.88)   (37.51)
 2007                  35.45   38.03         623,473    24,976,796     ----       0.80    1.40     10.24     10.90
 2006                  31.97   34.50         597,459    22,244,788     ----       0.80    1.40     18.89     19.61
 2005                  26.73   29.02         635,991    20,219,432     ----       0.80    1.40      1.21      1.81
 2004                  26.25   28.67         747,586    23,843,058     ----       0.80    1.40      0.92      1.53

 Small Co. Equity
 2008                  19.46   20.41         357,826     7,216,653     ----       0.80    1.40    (31.02)   (30.61)
 2007                  28.21   29.42         472,494    13,745,773     ----       0.80    1.40      0.16      0.76
 2006                  28.16   29.19         605,482    17,500,894     ----       0.80    1.40      6.64      7.28
 2005                  26.41   27.21         770,800    20,782,358     ----       0.80    1.40     (3.27)    (2.69)
 2004                  27.30   27.97         801,492    22,202,763     ----       0.80    1.40     13.58     14.27

 Focused MidCap
 2008                  13.66   14.35       1,397,139    19,852,680     0.62       0.80    1.40    (44.91)   (44.58)
 2007                  24.80   25.89       1,938,773    49,747,183     0.35       0.80    1.40      3.58      4.20
 2006                  23.94   24.84       1,945,062    47,897,503     0.08       0.80    1.40     12.02     12.69
 2005                  21.38   22.05       1,741,492    38,057,513     0.16       0.80    1.40      4.39      5.02
 2004                  20.48   20.99       1,405,535    29,238,076     0.38       0.80    1.40      7.66      8.31

 Calvert:
 Balanced
 2008                   1.60    1.61       2,688,395     4,335,308     2.35       0.80    1.40    (32.28)   (31.87)
 2007                   2.37    2.37       3,116,296     7,401,718     2.35       0.80    1.40      1.33      1.94
 2006                   2.32    2.34       3,232,633     7,553,177     2.40       0.80    1.40      7.27      7.91
 2005                   2.15    2.18       3,224,198     6,991,411     1.68       0.80    1.40      4.19      4.81
 2004                   2.05    2.09       3,808,320     7,898,431     1.78       0.80    1.40      6.75      7.39

 Intl. Equity
 2008                  13.80   14.21         391,487     5,441,044     2.08       0.80    1.40    (47.73)   (47.41)
 2007                  26.25   27.19         451,660    12,001,600     1.30       0.80    1.40      1.14      1.75
 2006                  25.80   26.88         466,513    12,215,608     0.63       0.80    1.40     25.76     26.52
 2005                  20.39   21.37         424,044     8,803,674     0.33       0.80    1.40      8.42      9.07
 2004                  18.69   19.71         441,146     8,412,415     1.05       0.80    1.40     16.31     17.01

 Mid Cap
 2008                  19.66   20.02         182,633     3,613,970     ----       0.80    1.40    (38.07)   (37.69)
 2007                  31.55   32.32         293,945     9,349,549     ----       0.80    1.40      8.63      9.28
 2006                  28.87   29.75         178,873     5,208,622     ----       0.80    1.40      5.40      6.03
 2005                  27.23   28.23         177,698     4,899,068     ----       0.80    1.40     (0.97)    (0.38)
 2004                  27.33   28.51         216,437     6,009,377     ----       0.80    1.40      7.81      8.46

                                     FS-52

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Calvert, continued:
 Equity
 2008                  12.58   13.07         322,743     4,209,246     ----       0.80    1.40     (36.69)  (36.31)
 2007                  19.86   20.52         314,542     6,439,756     ----       0.80    1.40       8.45     9.11
 2006                  18.31   18.81         316,023     5,932,282     ----       0.80    1.40       8.53     9.18
 2005                  16.87   17.22         316,196     5,437,790     0.06       0.80    1.40       3.10     3.72
 2004                  16.36   16.61         302,477     5,017,846     0.09       0.80    1.40       5.67     6.30

 Income
 2008                  17.56   18.27       2,547,353    46,372,608     4.25       0.80    1.40     (12.87)  (12.35)
 2007                  20.16   20.84       3,013,853    62,539,649     4.82       0.80    1.40       3.54     4.16
 2006                  19.47   20.01       2,471,433    49,250,970     4.52       0.80    1.40       3.60     4.22
 2005                  18.79   19.20       1,935,924    37,040,214     3.68       0.80    1.40       2.28     2.89
 2004                  18.37   18.66       1,221,632    22,729,773     3.25       0.80    1.40       4.20     4.83

 American Century:
 Income & Growth
 2008                   5.46    5.78       2,182,141    12,468,763     2.20       0.80    1.40     (35.50)  (35.11)
 2007                   8.47    8.90       2,913,317    25,694,046     2.08       0.80    1.40      (1.46)   (0.87)
 2006                   8.60    8.98       4,570,340    40,696,487     1.72       0.80    1.40      15.47    16.16
 2005                   7.45    7.73       4,172,367    32,004,125     1.89       0.80    1.40       3.18     3.80
 2004                   7.22    7.45       3,744,893    27,696,223     1.30       0.80    1.40      11.42    12.09

 Mid Cap Value
 2008                   9.74    9.74          82,450       802,138     ----       0.80    1.40     (24.39)  (22.66)
 2007                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2006                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2005                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2004                   ----    ----            ----          ----     ----       ----    ----      ----     ----

 AIM:
 Dynamics
 2008                   9.03    9.53         260,700     2,460,221     ----       0.80    1.40     (48.80)  (48.49)
 2007                  17.64   18.51         319,073     5,854,658     ----       0.80    1.40      10.62    11.29
 2006                  15.95   16.63         422,227     6,970,549     ----       0.80    1.40      14.51    15.19
 2005                  13.93   14.44         430,819     6,189,603     ----       0.80    1.40       9.19     9.84
 2004                  12.75   13.14         504,640     6,610,221     ----       0.80    1.40      11.76    12.44

 Intl. Growth
 2008                  19.94   20.00          13,703       273,472     1.47       0.80    1.40     (37.46)    0.18
 2007                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2006                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2005                   ----    ----            ----          ----     ----       ----    ----      ----     ----
 2004                   ----    ----            ----          ----     ----       ----    ----      ----     ----

                                     FS-53

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Summit:
 S&P MidCap
 2008                  11.66   12.23        630,565      7,525,802     2.14       0.80    1.40    (37.52)   (37.15)
 2007                  18.66   19.45        719,152     13,659,271     0.95       0.80    1.40      5.89      6.53
 2006                  17.62   18.26        823,496     14,649,898     0.86       0.80    1.40      8.20      8.85
 2005                  16.29   16.78        840,594     13,671,800     0.52       0.80    1.40     10.40     11.06
 2004                  14.75   15.11        812,933     11,856,648     0.24       0.80    1.40     14.15     14.84

 Russell Small Cap
 2008                   9.33    9.77        471,050      4,608,351     2.03       0.80    1.40    (34.88)   (34.49)
 2007                  14.33   14.92        484,915      7,257,998     0.69       0.80    1.40     (3.56)    (2.98)
 2006                  14.86   15.38        632,293      9,782,835     0.64       0.80    1.40     15.97     16.67
 2005                  12.82   13.18        686,361      9,141,279     0.56       0.80    1.40      2.58      3.19
 2004                  12.49   12.77        930,348     12,039,820     0.20       0.80    1.40     16.07     16.76

 Nasdaq-100 Index
 2008                   3.03    3.19      1,234,078      3,874,989     0.04       0.80    1.40    (42.71)   (43.36)
 2007                   5.30    5.54      1,549,391      8,463,894     1.06       0.80    1.40     16.85     17.55
 2006                   4.53    4.71      1,239,645      5,771,907     0.14       0.80    1.40      5.19      5.82
 2005                   4.31    4.45      1,512,844      6,659,256     0.62       0.80    1.40     (0.10)     0.50
 2004                   4.31    4.43      1,942,905      8,516,209     ----       0.80    1.40      8.56      9.21

 EAFE Intl.
 2008                  57.71   57.90          6,483        375,082     3.60       0.80    1.40    (42.25)   (41.10)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Inflation
 2008                  50.68   50.85        227,171     11,546,475     2.88       0.80    1.40     (6.82)    (5.77)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Aggressive
 2008                  36.81   36.95          5,496        202,918     3.28       0.80    1.40    (27.24)   (26.32)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

                                     FS-54

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Summit, continued:
 Conservative
 2008                  44.21   44.32         21,658        959,019     2.93       0.80    1.40    (14.25)   (10.96)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Target
 2008                  39.22   39.28          4,572        179,350     9.07       0.80    1.25    (23.82)   (16.27)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Natural Resources
 2008                  36.16   36.30         47,445      1,720,263     0.14       0.80    1.40    (46.63)   (46.28)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 S&P 500
 2008                  59.37   59.39        513,787     30,510,163     1.65       0.80    1.40      2.74      2.77
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Zenith
 2008                  49.78   49.80      1,569,986     78,178,183     0.52       0.80    1.40      2.78      2.81
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Third Avenue:
 Value
 2008                  16.80   17.64      1,948,052     33,956,450     0.84       0.80    1.40    (44.44)   (44.11)
 2007                  30.24   31.57      2,321,096     72,328,276     2.15       0.80    1.40     (6.13)    (5.57)
 2006                  32.22   33.43      2,591,911     85,548,704     1.33       0.80    1.40     14.18     14.86
 2005                  28.22   29.11      2,561,340     73,671,121     1.30       0.80    1.40     13.04     13.72
 2004                  24.96   25.59      2,526,763     63,994,756     0.55       0.80    1.40     18.23     18.94

                                     FS-55

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                          Net Assets   Income        Expense            Total
                         Value ($)           Units          ($)      Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Dreyfus:
 MidCap
 2008                  11.76   12.20        192,025      2,329,551     0.81       0.80    1.40    (41.28)   (40.92)
 2007                  20.03   20.66        232,317      4,767,907     0.31       0.80    1.40     (0.03)     0.58
 2006                  20.04   20.54        272,024      5,548,641     0.18       0.80    1.40      6.19      6.82
 2005                  18.87   19.23        262,583      5,022,029     ----       0.80    1.40      7.43      8.07
 2004                  17.57   17.79        261,153      4,629,830     0.22       0.80    1.40     12.64     13.32

 Scudder:
 Small Mid Value
 2008                   7.86    7.89      1,023,997      8,074,060     ----       0.80    1.40    (32.81)   (30.75)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Thematic
 2008                   5.79    5.81         27,165        157,701     ----       0.80    1.40    (47.35)   (46.85)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 Neuberger Berman:
 Regency
 2008                   8.74    8.75          5,138         44,944     1.39       0.80    1.40    (46.72)   (42.30)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----

 T. Rowe:
 Blue Chip
 2008                   6.65    6.67      4,777,748     31,877,934     0.16       0.80    1.40    (39.77)   (39.33)
 2007                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2006                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2005                  ----    ----            ----           ----     ----       ----    ----     ----      ----
 2004                  ----    ----            ----           ----     ----       ----    ----     ----      ----


6.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the periods ended December 31 were as follows:

                                                     2008                     2007
                                             ---------------------     --------------------
    Fidelity:
    Equity-Income IC
    ----------------
    Units issued                                        382,250                   645,674
    Units redeemed                                     (676,357)                 (831,671)
                                             ---------------------     --------------------
    Net increase(decrease)                             (294,107)                 (185,997)
                                             =====================     ====================
    Equity-Income SC
    ----------------
    Units issued                                        270,389                   585,440
    Units redeemed                                     (484,478)                 (612,286)
                                             ---------------------     --------------------
    Net increase(decrease)                             (214,089)                  (26,846)
                                             =====================     ====================
    Equity-Income SC2
    -----------------
    Units issued                                      2,778,970                 3,562,345
    Units redeemed                                   (3,906,997)               (3,139,464)
                                             ---------------------     --------------------
    Net increase(decrease)                           (1,128,027)                  422,881
                                             =====================     ====================
    Growth IC
    ---------
    Units issued                                        163,792                   204,357
    Units redeemed                                     (266,726)                 (355,322)
                                             ---------------------     --------------------
    Net increase(decrease)                             (102,934)                 (150,965)
                                             =====================     ====================
    Growth SC
    ---------
    Units issued                                         62,096                   139,656
    Units redeemed                                     (124,990)                 (202,819)
                                             ---------------------     --------------------
    Net increase(decrease)                              (62,894)                  (63,163)
                                             =====================     ====================
    Growth SC2
    ----------
    Units issued                                        378,534                   753,691
    Units redeemed                                     (456,007)                 (994,311)
                                             ---------------------     --------------------
    Net increase(decrease)                              (77,473)                 (240,620)
                                             =====================     ====================
    High Income IC
    --------------
    Units issued                                        593,810                   557,029
    Units redeemed                                     (604,785)                 (763,961)
                                             ---------------------     --------------------
    Net increase(decrease)                              (10,975)                 (206,932)
                                             =====================     ====================
    High Income SC
    --------------
    Units issued                                        579,429                   579,855
    Units redeemed                                     (590,512)                 (715,830)
                                             ---------------------     --------------------
    Net increase(decrease)                              (11,083)                 (135,975)
                                             =====================     ====================
    High Income SC2
    ---------------
    Units issued                                      7,459,749                 3,669,728
    Units redeemed                                   (6,382,776)               (3,730,823)
                                             ---------------------     --------------------
    Net increase(decrease)                            1,076,973                   (61,095)
                                             =====================     ====================

                                     FS-57

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Fidelity, continued:
    Overseas IC
    -----------
    Units issued                                        285,117                   539,234
    Units redeemed                                     (470,935)                 (607,918)
                                             ---------------------     --------------------
    Net increase(decrease)                             (185,818)                  (68,684)
                                             =====================     ====================
    Overseas SC
    -----------
    Units issued                                        200,427                   461,812
    Units redeemed                                     (337,620)                 (486,762)
                                             ---------------------     --------------------
    Net increase(decrease)                             (137,193)                  (24,950)
                                             =====================     ====================
    Overseas SC2
    ------------
    Units issued                                      2,002,157                 2,946,375
    Units redeemed                                   (2,627,725)               (2,912,726)
                                             ---------------------     --------------------
    Net increase(decrease)                             (625,568)                   33,649
                                             =====================     ====================
    Asset Mgr. IC
    -------------
    Units issued                                         88,613                    98,362
    Units redeemed                                     (230,831)                 (254,134)
                                             ---------------------     --------------------
    Net increase(decrease)                             (142,218)                 (155,772)
                                             =====================     ====================
    Asset Mgr. SC
    -------------
    Units issued                                         41,374                    46,029
    Units redeemed                                     (112,995)                 (110,824)
                                             ---------------------     --------------------
    Net increase(decrease)                              (71,621)                  (64,795)
                                             =====================     ====================
    Asset Mgr. SC2
    --------------
    Units issued                                        153,184                   100,115
    Units redeemed                                     (135,765)                  (91,533)
                                             ---------------------     --------------------
    Net increase(decrease)                               17,419                     8,582
                                             =====================     ====================
    Inv. Bond IC
    ------------
    Units issued                                      1,769,575                 1,895,380
    Units redeemed                                   (2,210,409)               (1,956,121)
                                             ---------------------     --------------------
    Net increase(decrease)                             (440,834)                  (60,741)
                                             =====================     ====================
    Inv. Bond SC2
    -------------
    Units issued                                      7,874,908                 5,319,970
    Units redeemed                                   (8,000,409)               (4,615,607)
                                             ---------------------     --------------------
    Net increase(decrease)                             (125,501)                  704,363
                                             =====================     ====================
    Contrafund IC
    -------------
    Units issued                                        449,269                   668,774
    Units redeemed                                     (757,597)                 (874,734)
                                             ---------------------     --------------------
    Net increase(decrease)                             (308,328)                 (205,960)
                                             =====================     ====================


                                     FS-58

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Fidelity, continued:
    Contrafund SC
    -------------
    Units issued                                        256,183                   525,044
    Units redeemed                                     (472,770)                 (584,885)
                                             ---------------------     --------------------
    Net increase(decrease)                             (216,587)                  (59,841)
                                             =====================     ====================
    Contrafund SC2
    --------------
    Units issued                                      2,676,629                 3,297,511
    Units redeemed                                   (3,486,768)               (2,860,590)
                                             ---------------------     --------------------
    Net increase(decrease)                             (810,139)                  436,921
                                             =====================     ====================
    Asset Mgr. Gr. IC
    -----------------
    Units issued                                        103,914                   103,344
    Units redeemed                                     (133,065)                 (151,841)
                                             ---------------------     --------------------
    Net increase(decrease)                              (29,151)                  (48,497)
                                             =====================     =====================
    Asset Mgr. Gr. SC
    -----------------
    Units issued                                         19,529                    10,020
    Units redeemed                                      (33,786)                  (18,871)
                                             ---------------------     --------------------
    Net increase(decrease)                              (14,257)                   (8,851)
                                             =====================     ====================
    Asset Mgr. Gr. SC2
    ------------------
    Units issued                                        134,941                   138,874
    Units redeemed                                     (121,386)                 (102,001)
                                             ---------------------     --------------------
    Net increase(decrease)                               13,555                    36,873
                                             =====================     ====================
    Alger:
    Balanced
    --------
    Units issued                                        404,859                   552,200
    Units redeemed                                     (631,701)                 (734,580)
                                             ---------------------     --------------------
    Net increase(decrease)                             (226,842)                 (182,380)
                                             =====================     ====================
    MFS:
    Strategic Inc.
    --------------
    Units issued                                      1,383,771                 2,151,503
    Units redeemed                                   (1,879,950)               (1,999,909)
                                             ---------------------     --------------------
    Net increase(decrease)                             (496,179)                  151,594
                                             =====================     ====================
    Utilities
    ---------
    Units issued                                        979,563                 1,145,989
    Units redeemed                                   (1,311,698)               (1,232,818)
                                             ---------------------     --------------------
    Net increase(decrease)                             (332,135)                  (86,829)
                                             =====================     ====================


                                     FS-59

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    MFS, continued:
    New Discovery
    -------------
    Units issued                                        481,417                   488,552
    Units redeemed                                     (541,447)                 (601,240)
                                             ---------------------     --------------------
    Net increase(decrease)                              (60,030)                 (112,688)
                                             =====================     ====================
    Research
    --------
    Units issued                                      8,980,718                      ----
    Units redeemed                                   (5,303,643)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            3,677,075                      ----
                                             =====================     ====================
    Total Return
    ------------
    Units issued                                         78,900                      ----
    Units redeemed                                      (27,198)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               51,702                      ----
                                             =====================     ====================
    Van Kampen:
    Emerging Markets
    ----------------
    Units issued                                      3,151,797                 2,528,939
    Units redeemed                                   (3,056,861)               (2,547,553)
                                             ---------------------     --------------------
    Net increase(decrease)                               94,936                   (18,614)
                                             =====================     ====================
    Global Value
    ------------
    Units issued                                        589,728                   763,291
    Units redeemed                                     (741,831)                 (904,837)
                                             ---------------------     --------------------
    Net increase(decrease)                             (152,103)                 (141,546)
                                             =====================     ====================
    Intl. Magnum
    ------------
    Units issued                                        625,695                   847,850
    Units redeemed                                     (791,741)                 (787,232)
                                             ---------------------     --------------------
    Net increase(decrease)                             (166,046)                   60,618
                                             =====================     ====================
    U.S. Real Estate
    ----------------
    Units issued                                      2,054,898                 1,384,299
    Units redeemed                                   (1,968,001)               (1,558,749)
                                             ---------------------     --------------------
    Net increase(decrease)                               86,897                  (174,450)
                                             =====================     ====================
    Ameritas:
    Core Strat.
    -----------
    Units issued                                     10,563,010                 5,510,264
    Units redeemed                                   (9,962,316)               (4,602,262)
                                             ---------------------     --------------------
    Net increase(decrease)                              600,694                   908,002
                                             =====================     ====================


                                     FS-60

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Ameritas, continued:
    MidCap
    ------
    Units issued                                      1,124,361                   990,941
    Units redeemed                                   (1,211,678)               (1,060,310)
                                             ---------------------     --------------------
    Net increase(decrease)                              (87,317)                  (69,369)
                                             =====================     ====================
    Money Market
    ------------
    Units issued                                    248,493,468               180,032,366
    Units redeemed                                 (217,780,659)             (169,018,713)
                                             ---------------------     --------------------
    Net increase(decrease)                           30,712,809                11,013,653
                                             =====================     ====================
    Small Cap
    ---------
    Units issued                                      1,057,658                   751,601
    Units redeemed                                   (1,090,178)                 (725,587)
                                             ---------------------     --------------------
    Net increase(decrease)                              (32,520)                   26,014
                                             =====================     ====================
    Small Co. Equity
    ----------------
    Units issued                                        352,945                   474,351
    Units redeemed                                     (467,613)                 (607,339)
                                             ---------------------     --------------------
    Net increase(decrease)                             (114,668)                 (132,988)
                                             =====================     ====================
    Focused MidCap
    --------------
    Units issued                                      3,504,149                 3,674,820
    Units redeemed                                   (4,045,783)               (3,681,109)
                                             ---------------------     --------------------
    Net increase(decrease)                             (541,634)                   (6,289)
                                             =====================     ====================
    Calvert:
    Balanced
    --------
    Units issued                                      1,706,355                 2,023,615
    Units redeemed                                   (2,134,256)               (2,139,952)
                                             ---------------------     --------------------
    Net increase(decrease)                             (427,901)                 (116,337)
                                             =====================     ====================
    Intl. Equity
    ------------
    Units issued                                        422,061                   562,161
    Units redeemed                                     (482,234)                 (577,014)
                                             ---------------------     --------------------
    Net increase(decrease)                              (60,173)                  (14,853)
                                             =====================     ====================
    Mid Cap
    -------
    Units issued                                         68,588                   304,217
    Units redeemed                                     (179,900)                 (189,145)
                                             ---------------------     --------------------
    Net increase(decrease)                             (111,312)                  115,072
                                             =====================     ====================

                                     FS-61

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Calvert, continued:
    Equity
    ------
    Units issued                                        285,409                   295,551
    Units redeemed                                     (277,208)                 (297,032)
                                             ---------------------     --------------------
    Net increase(decrease)                                8,201                    (1,481)
                                             =====================     ====================
    Income
    ------
    Units issued                                      6,973,876                 5,990,715
    Units redeemed                                   (7,440,376)               (5,448,295)
                                             ---------------------     --------------------
    Net increase(decrease)                             (466,500)                  542,420
                                             =====================     ====================
    American Century:
    Income & Growth
    ---------------
    Units issued                                      3,022,584                 4,939,786
    Units redeemed                                   (3,753,760)               (6,596,809)
                                             ---------------------     --------------------
    Net increase(decrease)                             (731,176)               (1,657,023)
                                             =====================     ====================
    Mid Cap Value
    -------------
    Units issued                                        236,689                      ----
    Units redeemed                                     (154,239)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               82,450                      ----
                                             =====================     ====================
    AIM:
    Dynamics
    --------
    Units issued                                        276,531                   444,969
    Units redeemed                                     (334,904)                 (548,123)
                                             ---------------------     --------------------
    Net increase(decrease)                              (58,373)                 (103,154)
                                             =====================     ====================
    Intl. Growth
    ------------
    Units issued                                         20,640                      ----
    Units redeemed                                       (6,937)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               13,703                      ----
                                             =====================     ====================
    Summit:
    S&P MidCap
    ----------
    Units issued                                        681,712                   807,976
    Units redeemed                                     (770,299)                 (912,320)
                                             ---------------------     --------------------
    Net increase(decrease)                              (88,587)                 (104,344)
                                             =====================     ====================

                                     FS-62

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Summit, continued:
    Russell Small Cap
    -----------------
    Units issued                                        495,389                   380,725
    Units redeemed                                     (509,254)                 (528,103)
                                             ---------------------     --------------------
    Net increase(decrease)                              (13,865)                 (147,378)
                                             =====================     ====================
    Nasdaq-100 Index
    ----------------
    Units issued                                      1,890,153                 1,744,549
    Units redeemed                                   (2,205,466)               (1,434,803)
                                             ---------------------     --------------------
    Net increase(decrease)                             (315,313)                  309,746
                                             =====================     ====================
    EAFE Intl.
    ----------
    Units issued                                          9,624                      ----
    Units redeemed                                       (3,141)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                                6,483                      ----
                                             =====================     ====================
    Inflation
    ---------
    Units issued                                        588,478                      ----
    Units redeemed                                     (361,307)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                              227,171                      ----
                                             =====================     ====================
    Aggressive
    ----------
    Units issued                                          6,543                      ----
    Units redeemed                                       (1,047)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                                5,496                      ----
                                             =====================     ====================
    Conservative
    ------------
    Units issued                                         22,699                      ----
    Units redeemed                                       (1,041)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               21,658                      ----
                                             =====================     ====================
    Target
    ------
    Units issued                                          5,543                      ----
    Units redeemed                                         (971)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                                4,572                      ----
                                             =====================     ====================
    Natural Resources
    -----------------
    Units issued                                        127,500                      ----
    Units redeemed                                      (80,055)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               47,445                      ----
                                             =====================     ====================

                                     FS-63

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2008                     2007
                                             ---------------------     --------------------
    Summit, continued:
    S&P 500
    -------
    Units issued                                        531,273                      ----
    Units redeemed                                      (17,486)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                              513,787                      ----
                                             =====================     ====================
    Zenith
    ------
    Units issued                                      1,764,812                      ----
    Units redeemed                                     (194,826)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            1,569,986                      ----
                                             =====================     ====================
    Third Avenue:
    Value
    -----
    Units issued                                      2,624,254                 2,340,678
    Units redeemed                                   (2,997,298)               (2,611,493)
                                             ---------------------     --------------------
    Net increase(decrease)                             (373,044)                 (270,815)
                                             =====================     ====================
    Dreyfus:
    MidCap
    ------
    Units issued                                        222,950                   271,877
    Units redeemed                                     (263,242)                 (311,584)
                                             ---------------------     --------------------
    Net increase(decrease)                              (40,292)                  (39,707)
                                             =====================     ====================
    Scudder
    Small Mid Value
    ---------------
    Units issued                                      2,541,323                      ----
    Units redeemed                                   (1,517,326)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            1,023,997                      ----
                                             =====================     ====================
    Thematic
    --------
    Units issued                                         38,728                      ----
    Units redeemed                                      (11,563)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                               27,165                      ----
                                             =====================     ====================
    Neuberger Berman:
    Regency
    -------
    Units issued                                         16,713                      ----
    Units redeemed                                      (11,575)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                                5,138                      ----
                                             =====================     ====================
    T. Rowe:
    Blue Chip
    ---------
    Units issued                                     11,735,767                      ----
    Units redeemed                                   (6,958,019)                     ----
                                             ---------------------     --------------------
    Net increase(decrease)                            4,777,748                      ----
                                             =====================     ====================

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and LifeRe Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 21.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 17, 2009

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                       LIABILITIES AND CAPITAL AND SURPLUS
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                ADMITTED ASSETS                                      2008               2007
                                                                              --------------------------------------

     Bonds - unaffiliated                                                      $     1,611,483    $     1,620,657
     Preferred stocks   - unaffiliated                                                  24,943             31,921
                        - affiliated                                                    15,000             17,500
     Common stocks      - unaffiliated                                                 147,855            207,390
                        - affiliated                                                    48,909             71,667
     Mortgage loans                                                                    386,556            370,356
     Real estate  - properties occupied by the company                                  27,366             28,417
                  - properties held for the production of income                        36,396             37,446
     Cash and cash equivalents                                                         (10,572)           (10,358)
     Short-term investments                                                             52,541             25,137
     Loans on insurance contracts                                                      108,471            105,747
     Partnerships and limited liability companies - real estate                         24,396             26,243
     Partnerships  - joint ventures                                                     68,521             76,401
     Other investments  - unaffiliated                                                   1,796              3,455
                        - affiliated (Note 5)                                           25,000                  -
     Receivable for securities                                                           9,986              8,066
                                                                              --------------------------------------

                   Total Cash and Invested Assets                                    2,578,647          2,620,045
                                                                              --------------------------------------

     Accrued investment income                                                          24,518             24,058
     Deferred and uncollected premiums                                                  20,980             20,562
     Current federal income taxes receivable - affiliates                               25,209              9,377
     Deferred tax asset                                                                 18,574             15,763
     Accounts receivable - affiliates                                                    3,001              1,046
     Data processing and other admitted assets                                          10,063              8,179
     Goodwill                                                                            3,508              4,587
     Separate accounts                                                               2,457,887          3,694,975
                                                                              --------------------------------------

                       Total Admitted Assets                                   $     5,142,387    $     6,398,592
                                                                              ======================================


The accompanying notes are an integral part of these statutory financial statements.

                                       2

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                       LIABILITIES AND CAPITAL AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                      LIABILITIES AND CAPITAL AND SURPLUS                           2008                2007
                                                                              ------------------ -------------------

 Policy reserves                                                               $     1,700,868    $     1,582,907
 Deposit-type funds                                                                    197,433            109,239
 Reserves for unpaid claims                                                             39,454             35,869
 Dividends payable to policyowners                                                      10,027             10,171
 Interest maintenance reserve                                                                -              2,323
 Accrued separate account transfers                                                    (63,292)           (87,191)
 Asset valuation reserve                                                                 4,995             68,603
 Accounts payable - affiliates                                                           2,459              2,179
 Borrowed money - affiliates                                                             7,491             17,479
 Payable for securities                                                                  9,639              5,375
 Other liabilities                                                                      64,801             78,543
 Separate accounts                                                                   2,457,887          3,694,975
                                                                              ------------------ -------------------

                   Total Liabilities                                                 4,431,762          5,520,472
                                                                              ------------------ -------------------

 Common stock, par value $0.10 per share; 25,000,000 shares authorized,
   issued and outstanding                                                                2,500              2,500
 Additional paid-in capital                                                              5,000              5,000
 Unassigned surplus                                                                    703,125            870,620
                                                                              ------------------ -------------------

                   Total Capital and Surplus                                           710,625            878,120
                                                                              ------------------ -------------------
                       Total Liabilities and Capital and Surplus               $     5,142,387    $     6,398,592
                                                                              ================== ===================

The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                   (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2008               2007                2006
                                                          ------------------- ------------------ -------------------
 INCOME
 Premium income                                            $     1,299,308     $     1,089,253    $     1,155,447
 Net investment income                                             139,432             137,849            134,162
 Miscellaneous income                                               49,794              53,068             50,089
                                                          ------------------- ------------------ -------------------
                   Total income                                  1,488,534           1,280,170          1,339,698
                                                          ------------------- ------------------ -------------------


 EXPENSES
 Benefits to policyowners                                        1,043,267             922,363            922,421
 Change in policy reserves                                         114,019              14,114            (58,437)
 Commissions                                                        57,127              60,584             66,725
 General insurance expenses                                        138,710             145,612            123,980
 Taxes, licenses and fees                                           17,239              18,521             15,912
 Net premium transferred to separate accounts                       89,831              32,454            180,736
                                                          ------------------- ------------------ -------------------
                   Total expenses                                1,460,193           1,193,648          1,251,337
                                                          ------------------- ------------------ -------------------
 Income before dividends, federal income taxes,
    and realized capital gains (losses)                             28,341              86,522             88,361

 Dividends appropriated for policyowners                             9,995              10,157             10,202
                                                          ------------------- ------------------ -------------------
 Income before federal income taxes and                             18,346              76,365             78,159
    realized capital gains (losses)

 Federal income tax expense                                         17,530              21,386             23,805
                                                          ------------------- ------------------ -------------------
 Income from operations before realized capital                        816              54,979             54,354
    gains (losses)

 Realized capital gain (losses) on investments, net of
 tax (benefit) expense of ($28,627), $13,432 and
 $12,671 and transfers to(from) the interest maintenance
 reserve of ($5,702), $45 and ($54) in 2008, 2007 and
 2006, respectively                                                (72,798)             22,216             18,107
                                                          ------------------- ------------------ -------------------

 Net income (loss)                                         $       (71,982)    $        77,195    $        72,461
                                                          =================== ================== ===================

The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (in thousands)

                                                                          Common Stock      Additional
                                                                     ---------------------    Paid-in      Unassigned     Total
                                                                      Shares      Amount      Capital        Surplus     Surplus
                                                                     ---------- ---------- ------------- ------------- ------------
BALANCE, January 1, 2006                                               25,000   $  2,500   $     5,000   $   759,758   $  767,258
     Net income                                                             -          -             -        72,461       72,461
     Change in net unrealized gains on investments, net of taxes            -          -             -       (22,543)     (22,543)
     Change in net deferred income taxes                                    -          -             -         2,136        2,136
     Change in non-admitted assets                                          -          -             -           549          549
     Change in liability for reinsurance in unauthorized companies                                                 3            3
     Cumulative effect of change in accounting principle                    -          -             -          (676)        (676)
     Change in asset valuation reserve                                      -          -             -         7,363        7,363
     Dividend paid to stockholder - LifeRe Corp. (Note 8)                   -          -             -          (500)        (500)
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2006                                             25,000   $  2,500   $     5,000   $   818,551   $  826,051
     Net income                                                             -          -             -        77,195       77,195
     Change in net unrealized gains on investments, net of taxes            -          -             -       (15,015)     (15,015)
     Change in net deferred income taxes                                    -          -             -         4,115        4,115
     Change in non-admitted assets                                          -          -             -        (6,761)      (6,761)
     Change in liability for reinsurance in unauthorized companies          -          -             -           (26)         (26)
     Correction of error (Note 22)                                          -          -             -        (1,292)      (1,292)
     Change in asset valuation reserve                                      -          -             -        (6,147)      (6,147)
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2007                                             25,000   $  2,500   $     5,000   $   870,620   $  878,120
     Net loss                                                               -          -             -       (71,982)     (71,982)
     Change in net unrealized gains on investments, net of taxes            -          -             -       (37,589)     (37,589)
     Change in net deferred income taxes                                    -          -             -        16,391       16,391
     Change in non-admitted assets                                          -          -             -       (49,095)     (49,095)
     Change in liability for reinsurance in unauthorized companies          -          -             -        (1,828)      (1,828)
     Dividend to stockholder - AHC (Note 8)                                                                  (87,000)     (87,000)
     Change in asset valuation reserve                                      -          -             -        63,608       63,608
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2008                                             25,000   $  2,500   $     5,000   $   703,125   $  710,625
                                                                     ========== ========== ============= ============= ============

The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                       STATUTORY STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                     2008              2007             2006
                                                               -----------------------------------------------------
 OPERATING ACTIVITIES
 Premium collected net of reinsurance                           $     1,300,052   $     1,088,928  $     1,155,917
 Net investment income received                                         142,048           142,247          137,057
 Miscellaneous income                                                    65,750            67,591           61,097
 Benefits paid to policyowners                                       (1,037,835)         (917,732)        (919,504)
 Net transfers to separate accounts                                     (67,533)          (30,007)        (178,620)
 Commissions, expenses and taxes paid                                  (232,119)         (238,076)        (215,363)
 Dividends paid to policyowners                                         (10,222)          (10,233)         (10,393)
 Federal income taxes paid                                               (4,734)          (46,438)         (28,913)
                                                               -----------------------------------------------------
      Net cash from operating activities                                155,407            56,280            1,278
                                                               -----------------------------------------------------
 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      435,961           576,114          455,598
 Cost of investments acquired                                          (530,336)         (655,860)        (476,883)
 Net change in loans on insurance contracts                              (2,997)           (4,021)          (1,265)
                                                               -----------------------------------------------------
      Net cash from investing activities                                (97,372)          (83,767)         (22,550)
                                                               -----------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                              (9,942)           (9,942)          (2,485)
 Change in deposit-type funds without life contingencies                 84,639            13,880            5,793
 Dividends to stockholders                                              (87,000)                -             (500)
 Other miscellaneous, net                                               (18,542)           (1,724)           4,879
                                                               -----------------------------------------------------
      Net cash from financing and miscellaneous activities              (30,845)            2,214            7,687
                                                               -----------------------------------------------------
 NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND
   SHORT-TERM INVESTMENTS                                                27,190           (25,273)         (13,585)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS -
   BEGINNING OF YEAR                                                     14,779            40,052           53,637
                                                               -----------------------------------------------------
 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END
   OF YEAR                                                      $        41,969   $        14,779  $        40,052
                                                               =====================================================

 Non-cash transactions:
   Note payable to affiliate on subsidiary stock redemption                   -                 -           29,825
   Mortgage loan foreclosed and transferred to real estate                    -                 -              595
   Mortgage loan from a real estate partnership basis
     adjustment due to refinance                                              -                 -            4,400
   Common stock adjustments on dissolution of affiliates                      -            10,855           45,987


The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and The Union Central Life Insurance Company
(UCL). AHC also wholly-owns Summit Investment Advisors, Inc. (SIA), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, and Pathmark Administrators Inc., a third-party administrator. Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services, was wholly owned by the Company until July 1, 2007 when it was sold to AHC and renamed SIA. The Company owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company).

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe Insurance Company, a Texas domiciled life, accident and health insurance company. On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company became a 100% owner of LifeRe Insurance Company. Effective October 1, 2008, the Company merged with LifeRe Insurance Company. See
Note 2 on Statutory Merger information.

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned Ameritas Variable Life Insurance Company (AVLIC) (merged with the Company), The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Acacia Life companies owned 14.23% of AMAL prior to September 1, 2006.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Nature of Operations, (continued)
UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor
(SIP); Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost or fair value based on their NAIC rating, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security;

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Basis of Presentation, (continued)

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

     (m) Comprehensive income and its components are not presented in the statutory financial statements; and

     (n) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves, investment valuations, and income taxes.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost when the NAIC designation is RP3 and P3 or above and are stated at lower of cost or fair value when the NAIC designation is RP4 and P4 or lower.

Common stocks are generally carried at NAIC fair value, except for Federal Home Loan Bank (FHLB) of Topeka common stock which is carried at cost. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

The Company carries subsidiaries and affiliates as follows: FALIC at audited statutory equity; AFSB, AIC and affiliated mutual funds in which the Company has an interest of 10% or more at the Company's proportionate share of the audited GAAP equity; AIA as non-admitted unaudited GAAP equity (2006 only); and Pathmark at audited GAAP equity with statutory adjustments.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the AVR.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $6,335, $1,078 and $670 were recorded as realized losses during 2008, 2007 and 2006, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Investments, (continued)

Other investments are primarily an affiliated surplus note, collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company does not receive cash on the initial sale of the contracts, but will receive or pay cash daily based on the movement of the underlying index.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral is recorded as an asset by the Company included in bonds on the statutory statements of admitted asset, liabilities, and capital and surplus and the book adjusted/carrying value of the collateral recorded at December 31, 2008 is $5,516.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in net unrealized gains on investments and totaled $129 for the year ended December 31, 2008. The total variation margin on closed contracts is reflected in net investment income and totaled $2,408 for the year ended December 31, 2008.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2008, 2007 and 2006, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,821, $3,803 and $3,852 for the years ended December 31, 2008, 2007 and 2006 respectively.

Maintenance and repairs are charged to expense as incurred.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, nonoperating system software, and negative disallowed interest maintenance reserve are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and capital and surplus by adjustments to unassigned surplus. Total non-admitted assets were $104,122 and $55,027 as of December 31, 2008 and 2007, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,769,840 or 14.1% and $3,549,574 or 17.1% of the individual life policies in force as of December 31, 2008 and 2007, respectively. The Company distributed dividends in the amount of $10,138, $10,247 and $10,421 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2008, 2007 and 2006, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $79, $508 and $383 for 2008, 2007 and 2006, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Income Taxes, (continued)
The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and capital and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003. The Company's management has determined that the settlement is not material.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and capital and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity, variable life contracts and experience-rated group annuities are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity, variable life contracts and experience-rated group annuities are not reflected in the Company's statutory statements of operations.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Vulnerability due to Certain Concentrations, (continued)
During 2008 and 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed, asset-backed and corporate bonds. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

Accounting Pronouncements
TREATMENT OF CASH FLOWS WHEN QUANTIFYING CHANGES IN VALUATIONS AND IMPAIRMENTS, AN AMENDMENT TO SSAP No. 43 - LOAN BACKED AND STRUCTURED SECURITIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 98. Effective for quarterly and annual reporting beginning on or after January 1, 2009, the Company will adopt SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment to SSAP No. 43 - Loan Backed and Structured Securities". This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Under the provisions of SSAP No. 98, structured securities with other than temporary impairments (OTTI) are written down to the securities' fair value, whereas under SSAP No. 43, such OTTI losses would be written down to the sum of the estimated future cash flows. A change resulting from the adoption of this statement shall be accounted for prospectively. The adoption of this statement is not anticipated to have material impact on the financial statements.

SETTLEMENT REQUIREMENTS FOR INTERCOMPANY TRANSACTIONS, AN AMENDMENT TO SSAP NO. 25 - ACCOUNTING FOR AND DISCLOSURES ABOUT TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 96.
Effective January 1, 2007, the Company adopted SSAP No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties". This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 88. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 97.
Effective January 1, 2007, the Company adopted SSAP No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88". This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Accounting Pronouncements, (continued)
ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93 Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 7 remaining years of unexpired tax credits and is required to hold these investments for up to 11 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

2.  Statutory Merger and Business Combination
---------------------------------------------
The Company merged with LifeRe, a wholly owned subsidiary of the Company, on October 1, 2008. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior years have been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at January 1, 2006:

                                                                     2007
                           -----------------------------------------------------------------------------------------
                             Ameritas Life              LifeRe
                             As Previously           As Previously                                 Ameritas Life
                                Reported               Reported             Eliminations             As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,246,445      $        33,725       $           -          $     1,280,170
 Net Income                            77,665                 (470)                  -                   77,195
 Total Capital and Surplus            878,120               11,386             (11,386)                 878,120
 -------------------------------------------------------------------------------------------------------------------

                                                                     2006
                           -----------------------------------------------------------------------------------------
                             Ameritas Life              LifeRe
                             As Previously           As Previously                                 Ameritas Life
                                Reported               Reported             Eliminations             As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,308,148      $        31,550       $           -          $     1,339,698
 Net Income                            70,645                1,816                   -                   72,461
 Total Capital and Surplus            814,236               11,815                   -                  826,051
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

2. Statutory Merger and Business Combination, (continued)
---------------------------------------------------------
In 2007, the Company paid $21,262 in cash for the purchase of the outstanding common stock of LifeRe Corporation. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007 and written off in 2007 upon the dissolution of LifeRe Corporation (see Note 5).

3. Investments
--------------
Bonds
The table below provides additional information relating to bonds held at December 31, 2008:

                                                                     Gross           Gross
                                                  Cost or          Unrealized      Unrealized
                                               Amortized Cost        Gains           Losses          Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          167,554  $        9,780  $          156  $          177,178
 All Other Governments                                      585              15               -                 600
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         195,376           3,910              30             199,256
 Public Utilities (Unaffiliated)                        108,314           1,016           6,662             102,668
 Industrial & Miscellaneous (Unaffiliated)            1,142,801           9,541         124,785           1,027,557
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,614,630  $       24,262  $      131,633  $        1,507,259
 ===================================================================================================================

                                       17

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds, (continued)
The table below provides additional information relating to bonds held at
December 31, 2007:
                                                                     Gross           Gross
                                                  Cost or          Unrealized      Unrealized
                                               Amortized Cost        Gains           Losses          Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          199,187  $        6,123  $          623  $          204,687
 All Other Governments                                    1,428              28               -               1,456
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         200,613           1,111           1,189             200,535
 Public Utilities (Unaffiliated)                        101,460           1,900             971             102,389
 Industrial & Miscellaneous (Unaffiliated)            1,117,969          24,720          13,678           1,129,011
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,620,657  $       33,882  $       16,461  $        1,638,078
 ===================================================================================================================

At December 31, 2008 and 2007, the amortized cost of bonds was reduced by $3,147 and $0, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the statutory statements of admitted assets, liabilities and capital and surplus of $1,611,483 and $1,620,657, respectively.

The cost or amortized cost and fair value of bonds at December 31, 2008 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                  Cost or            Fair Value
                                                                               Amortized Cost
 -------------------------------------------------------------------------------------------------------------------
 Due in one year or less                                                     $        61,046     $        61,176
 Due after one year through five years                                               426,030             412,113
 Due after five years through ten years                                              660,471             614,830
 Due after ten years                                                                 351,362             302,271
 Bonds with multiple repayment dates                                                 115,721             116,869
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                                                 $     1,614,630     $     1,507,259
 ===================================================================================================================

Sales of bond investments in 2008, 2007 and 2006 resulted in proceeds of $43,359, $93,497 and $35,770, respectively, on which the Company realized gross gains of $1,436, $3,474 and $983, respectively, and gross losses of $6,879, $473 and $520, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2008
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                      Unrealized                Unrealized                Unrealized
                                          Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $     3,242 $        76   $     4,166 $        80   $     7,408 $       156
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and
   Authorities of Governments and
   Their Political Subdivisions               4,837          24         2,236           5         7,073          30
 Public Utilities (Unaffiliated)             61,037       4,179        15,301       2,483        76,338       6,662
 Industrial & Miscellaneous
   (Unaffiliated)                           615,479      76,444       117,880      48,342       733,359     124,785
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                684,595      80,723       139,583      50,910       824,178     131,633
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks (Unaffiliated)              9,907       4,425         4,465       3,314        14,372       7,739
 Common Stocks (Unaffiliated)                54,804       9,407           699         489        55,503       9,896
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   749,306 $    94,555   $   144,747 $    54,713   $   894,053 $   149,268
 -------------------------------------------------------------------------------------------------------------------

                                                                    December 31, 2007
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                      Unrealized                Unrealized                Unrealized
                                          Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $    36,069 $       203   $    21,318 $       420   $    57,387 $       623
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and
   Authorities of Governments and
   Their Political Subdivisions              13,931         107        81,004       1,082        94,935       1,189
 Public Utilities (Unaffiliated)             21,157         252        27,421         719        48,578         971
 Industrial & Miscellaneous
   (Unaffiliated)                           212,128       7,274       237,062       6,404       449,190      13,678
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                283,285       7,836       366,805       8,625       650,090      16,461
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks (Unaffiliated)             13,374         785             -           -        13,374         785
 Common Stocks (Unaffiliated)                59,100       4,710         1,212         240        60,312       4,950
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   355,759 $    13,331   $   368,017 $     8,865   $   723,776 $    22,196
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds and Stocks, (continued)
The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2008 or 2007 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2008 or 2007 are temporary. During 2008, the Company recorded $8,980 of other than temporary impairments as additional realized loss.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2008 and 2007, bonds totaling $88,750 and $68,903, respectively, (5.3% and 4.2%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2008, 2007 and 2006, the Company recorded realized losses for other than temporary impairments on bonds of $36,072, $1,657 and $1,890, respectively.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS). The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2008 and 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $44,516 and $66,367 and a fair value of $15,948 and $62,965, respectively. As of December 31, 2008 and 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $3,010 and $3,485 and a fair value of $2,640 and $3,600, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2008 are 6.83% and 5.85%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2008, 2007 and 2006.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2008 and 2007 are as follows:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 California                                                                      $        47,082  $        44,024
 Minnesota                                                                                31,483           25,363
 Ohio                                                                                     29,074           25,281
 Utah                                                                                     24,036           25,533
 Oregon                                                                                   21,480           16,174
 Texas                                                                                    21,346           21,086
 Oklahoma                                                                                 20,845           21,775
 All other states                                                                        191,210          191,120
 -------------------------------------------------------------------------------------------------------------------
                                                                                 $       386,556  $       370,356
 ===================================================================================================================

At December 31, 2008, 2007 and 2006, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks-Unaffiliated - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Preferred Stocks-Affiliated - The carrying amounts approximate fair value.

         Common Stocks - For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value of Financial Instruments, (continued)
         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis. The fair value of the affiliated surplus note included in other investments was internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the note.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value of Financial Instruments, (continued)
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2008                             2007
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Financial Assets:

     Bonds                                        $    1,611,483  $    1,507,259   $    1,620,657  $    1,638,078
     Preferred stocks - unaffiliated                      24,943          17,264           31,921          31,507
     Preferred stocks - affiliated                        15,000          15,000           17,500          17,500
     Common stocks - unaffiliated                        147,855         147,855          207,390         207,390
     Common stocks - affiliated                              732             732                -               -
     Mortgage loans                                      386,556         405,865          370,356         380,775
     Cash and cash equivalents                           (10,572)        (10,572)         (10,358)        (10,358)
     Short-term investments                               52,541          52,541           25,137          25,137
     Loans on insurance contracts                        108,471         105,537          105,747         104,421
     Other investments - unaffiliated                      1,796           1,796            3,455           3,455
     Other investments - affiliated                       25,000          13,112                -               -
     Accrued investment income                            24,518          24,518           24,058          24,058
     Assets related to separate accounts               2,457,887       2,457,887        3,694,975       3,694,975
 Financial Liabilities:

     Deposit-type funds                           $      197,433  $      197,433   $      109,239  $      109,239
     Borrowed money - affiliates                           7,491           7,484           17,479          17,526
     Liabilities related to separate accounts          2,457,887       2,457,887        3,694,975       3,694,975
 -------------------------------------------------------------------------------------------------------------------

Fair Value Measurements of Financial Instruments
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value Measurements of Financial Instruments, (continued)
The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by GAAP Statement of Financial Accounting Standard (SFAS) No. 157, "Fair Value Measurements". The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. In summary, the levels of the fair value hierarchy are as follows:

     o Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     o Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     o Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information about the Company's assets measured at fair value on a recurring basis by the SFAS 157 levels described above as of December 31, 2008:

                                                           Level 1       Level 2       Level 3          Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks - unaffiliated                        $     136,288 $          -  $       6,664 $      142,952
     Common stocks - affiliated                                    732            -              -            732
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding assets related to separate
   accounts                                                    137,020            -          6,664        143,684
     Assets related to separate accounts                     2,457,822            -              -      2,457,822
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   2,594,842 $          -  $       6,664 $    2,601,506
 -------------------------------------------------------------------------------------------------------------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

The following valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed equity securities - unaffiliated and affiliated and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represent net asset values received from fund managers who stand ready to transact at the quoted values.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value Measurements of Financial Instruments, (continued)
Level 2 - Financial Assets
As of December 31, 2008, there were no financial assets measured at fair value on a recurring basis in Level 2.

Level 3 - Financial Assets
The Company classifies common stock accounted for under the cost method in Level 3 as internal valuations are required.

The following table summarizes changes to our financial instruments for the year ended December 31, 2008 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                                                 Common stocks -
                                                                                                  unaffiliated
 -------------------------------------------------------------------------------------------------------------------
 Fair value at January 1, 2008                                                                $        3,700
 Total gains or losses (realized and unrealized)
   Included in net income                                                                                  -
   Included in unassigned surplus                                                                      2,964
 Purchases, sales, issuances, and settlements                                                              -
 Transfers in/out of Level 3                                                                               -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2008                                                              $        6,664
 -------------------------------------------------------------------------------------------------------------------

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the statutory statements of admitted assets, liabilities and capital and surplus at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of December 31, 2008 and the total realized/unrealized losses for 2008:

                                        Level 1         Level 2        Level 3          Total       Total Realized
                                                                                                     /Unrealized
                                                                                                        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $           -   $       9,191  $       4,022   $      13,213   $     (31,390)
Preferred Stocks                     $           -   $       1,200  $           -   $       1,200   $      (1,747)
--------------------------------------------------------------------------------------------------------------------

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $474 and impaired bonds totaling $12,739. The preferred stocks recorded at fair value as a non-recurring basis were due to impairments. The $4,022 of bonds classified as Level 3 were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes
----------------
The following are federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

          2008                        $      -
          2007                          32,363
          2006                          37,944

The Company had a $48 net capital loss and $273 net operating loss carryforward, as a result of the merger with LifeRe at December 31, 2008. The net capital loss and net operating loss will expire in 2011 and 2021, respectively.

The Company, as a result of the LifeRe merger, has alternative minimum tax credit carryforwards of approximately $336.

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Current federal income taxes
 Operations                                                    $        17,530   $        21,386  $        23,805
 Capital gains (losses)                                                (28,627)           13,432           12,671
 Correction of error (see Note 22)                                           -              (696)               -
 -------------------------------------------------------------------------------------------------------------------
                                                                       (11,097)           34,122           36,476
 Change in net deferred income taxes                                   (16,391)           (4,115)          (2,136)
 -------------------------------------------------------------------------------------------------------------------
     Total federal income taxes incurred                       $       (27,488)  $        30,007  $        34,340
 ===================================================================================================================

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized capital       $        18,346   $        76,365  $        78,159
   gains (losses)
 Net realized capital gains (losses) before federal income
   taxes and transfers to IMR                                         (107,127)           35,693           30,724
 Correction of error (see Note 22)                                           -            (1,988)               -
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income (loss)                                            (88,781)          110,070          108,883
 Change in non-admitted assets                                         (12,946)           (6,547)          (1,040)
 Tax exempt income                                                      (7,966)          (10,784)         (11,467)
 Nondeductible expenses                                                 (2,969)             (107)           5,354
 Change in accounting principle                                              -                 -             (788)
 Other                                                                  (3,809)           (4,526)          (1,506)
 -------------------------------------------------------------------------------------------------------------------
                                                                      (116,471)           88,106           99,436
 Statutory tax rate                                                       0.35              0.35             0.35
 -------------------------------------------------------------------------------------------------------------------
                                                                       (40,765)           30,837           34,803
 Change in federal income tax reserve                                   13,729              (647)             221
 Small company deduction                                                     -                 -             (481)
 Tax credits                                                              (452)             (183)            (203)
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                     $       (27,488)  $        30,007  $        34,340
 ===================================================================================================================

                                       26

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------
The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax assets:
 Unrealized investment losses                                                    $         9,633  $         3,008
 Deferred policy acquisition costs                                                        17,510           18,061
 Future policy and contract benefits                                                      16,899            6,821
 Policyowner dividends                                                                     3,510            3,560
 Acacia Life Insurance Company distribution                                                2,026            2,420
 Pension and postretirement benefits                                                       9,517           10,884
 Non-admitted assets                                                                      18,285           13,753
 Net operating/net capital and credits                                                       449                -
 Other                                                                                     3,259            1,958
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                                                81,088           60,465
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax liabilities:
 Unrealized investment gains                                                                 849           18,365
 Acacia National Life Insurance Company inforce                                              807            1,134
 Other                                                                                    12,436            9,471
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax liabilities                                                           14,092           28,970
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                                                   66,996           31,495
 Less:  non-admitted deferred tax assets                                                  48,422           15,732
 -------------------------------------------------------------------------------------------------------------------
 Net admitted deferred tax asset                                                 $        18,574  $        15,763
 ===================================================================================================================

 Increase in deferred tax assets non-admitted                                    $        32,690  $         1,101
 ===================================================================================================================

                                       27

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------
The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2008             2007             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        81,088   $        60,465  $        20,623
 Gross deferred tax liabilities                                         14,092            28,970          (14,878)
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        66,996   $        31,495           35,501
 =================================================================================================
 Tax effect of unrealized gains                                                                           (19,110)
                                                                                                 -------------------
 Change in net deferred income tax                                                                $        16,391
                                                                                                 ===================

                                                                          December 31
                                                                     2007             2006             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        60,465   $        57,166  $         3,299
 Gross deferred tax liabilities                                         28,970            27,713            1,257
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        31,495   $        29,453            2,042
 =================================================================================================
 Tax effect of unrealized gains                                                                             2,073
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         4,115
                                                                                                 ===================

                                                                          December 31
                                                                     2006             2005             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        57,166   $        55,676  $         1,490
 Gross deferred tax liabilities                                         27,713            24,318            3,395
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        29,453   $        31,358           (1,905)
 =================================================================================================
 Tax effect of unrealized gains                                                                             4,041
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         2,136
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was increased by $13,729 in 2008.

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties
-------------------------------------------------------------------------------
The Company received cash in the amount of $2,640 on December 2, 2008 from a dividend declared by Pathmark Administrators, Inc. Of this amount $2,074 was a return of capital with the remainder included in investment income.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note
(Note) to the Company as part of an intercompany surplus agreement. Interest accrues on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note is paid in full. The note matures on May 15, 2048 and can be redeemed in whole, or in part by UCL on or after May 15, 2013.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
Upon the dissolution of LifeRe Corporation on November 7, 2007, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released in 2007 upon the dissolution.

Effective July 1, 2007, Summit Investment Partners LLC, an advisor that provided investment management services, was liquidated into its parent company, UCL. UCL contributed its unaffiliated investment service contracts to SIP.

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to SIA. SIA is an advisor providing investment management services to all the insurance companies within UNIFI.

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,080 and $1,079 for the years ended December 31, 2008, 2007 and 2006, respectively.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2008, 2007 and 2006, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2008 and 2007, the Company redeemed 100,000 shares at $2,500.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $20,644, $20,449 and $21,528 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $312,164 and $637,900 in the VIT as of December 31, 2008 and 2007, respectively. FALIC had separate account investments of $187 and $238 in the VIT as of December 31, 2008 and 2007, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Mutual Funds, Inc. (SMF), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $430,322 and $312,611 as of December 31, 2008 and 2007, respectively.

The Company had short-term investments of $0 and $116 in mutual funds of an affiliate at December 31, 2008 and 2007, respectively, included in short-term investments.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                                        Receivable (Payable)
--------------------------------------------------------------------------------------------------------------------
Ameritas Holding Company                                                                 $          (719)
The Union Central Life Insurance Company                                                          (1,394)
First Ameritas Life Insurance Corp. of New York                                                      409
Pathmark Administrators Inc.                                                                        (245)
Ameritas Investment Corp.                                                                           (101)
Summit Investment Advisors, Inc.                                                                     408
Acacia Life Insurance Company                                                                      2,131
Acacia Federal Savings Bank                                                                           13
Acacia Financial Corporation                                                                           5
Calvert Group, LTD                                                                                    35
--------------------------------------------------------------------------------------------------------------------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2008 and 2007, reducing the respective ceded allowance to $52 and $82 which is included as a reduction of policy reserves. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $589 and $1,290 of additional reserves as of December 31, 2008 and 2007, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $364, $271 and $827 received under administrative service agreements for the years ended December 31, 2008, 2007 and 2006, respectively. Reimbursements of $17,241, $12,490 and $7,006 for the years ended

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
December 31, 2008, 2007 and 2006 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $2,975, $2,589 and $2,041 for the years ended December 31, 2008, 2007 and 2006, respectively.

6.  Borrowed Money
------------------
Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

The Company has a $15,000 unsecured line of credit available at December 31, 2008. No balance was outstanding at any time during 2008 or 2007. The line of credit expires May 31, 2009.

7.  Benefit Plans
-----------------
Defined Benefit Plans
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life. In 2008, the Union Central Employees Pension Plan merged into the UNIFI Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2008, 2007 and 2006, the Company paid $5,000 to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $15,990 and $13,982 at December 31, 2008 and 2007, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $2,992, $3,103 and $3,447 in 2008, 2007 and 2006, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and a group annuity contract with UCL which include investments in underlying separate accounts. The carrying values of the assets of the Plan were approximately $178,764 and $102,960 at December 31, 2008 and 2007, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by affiliates of AHC.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Benefit Plans, (continued)
The Company also sponsors several non-qualified unfunded defined benefit pension plans where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Plan.

The following tables provide a reconciliation of the changes in the projected benefit obligation for the years ended December 31, 2008, 2007 and 2006, and a statement of the funded status as of the December 31 measurement date for the Company's non-qualified unfunded defined benefit plans:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $        14,768   $        12,881  $        12,395
     Service cost                                                          303               283              235
     Interest cost                                                         905               858              695
     Actuarial (gain)/loss                                                (314)            1,435             (360)
     Special termination benefits                                           68                 -                -
     Benefits paid                                                      (2,411)             (689)            (572)
     Plan merger                                                             -                 -              488
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $        13,319   $        14,768  $        12,881
 -------------------------------------------------------------------------------------------------------------------

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Funded status
     Funded status at end of year                              $       (13,319)  $       (14,768) $       (12,881)
     Unrecognized net actuarial (gain)/loss                              1,250             2,073            1,094
     Unrecognized net transition asset                                       -               (18)             (23)
     Unrecognized prior service cost                                         -               129              150
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $       (12,069)  $       (12,584) $       (11,660)
 -------------------------------------------------------------------------------------------------------------------

The amount of the projected benefit obligation and accumulated benefit obligation for nonvested employees was $0 as of December 31, 2008 and 2007.

Net periodic benefit expense as of December 31 included the following components:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $           303   $           283  $           235
 Interest cost                                                             905               858              695
 Amount of recognized (gains)/losses                                       349               420              207
 Amount of prior service cost recognized                                   129                21               21
 Amortization of transition obligation                                       -                (4)              (4)
 Special termination benefits                                              209                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $         1,895   $         1,578  $         1,154
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Benefit Plans, (continued)
The following expected benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                         Expected Pension
     Fiscal Year                                                                         Benefit Payments
 -------------------------------------------------------------------------------------------------------------------
     2009                                                                               $          1,272
     2010                                                                                          1,272
     2011                                                                                          1,272
     2012                                                                                          1,272
     2013                                                                                          1,272
     2014 - 2017                                                                                   6,232
 -------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the projected benefit obligations are:

                                                                    2008             2007             2006
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31
 Discount rate                                                      6.25%            6.25%            6.00%
 Expected compensation increase                                     5.00%            5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic benefit expense are:

                                                                    2008             2007             2006
 ------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31
 Discount rate                                                      6.25%            6.00%            6.00%
 Expected compensation increase                                     5.00%            5.00%            5.00%
 ------------------------------------------------------------------------------------------------------------------

Information for pension plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
     Projected benefit obligation                              $        13,319   $        14,768  $        12,881
     Accumulated benefit obligation                            $        12,039   $        13,922  $        11,179
     Fair value of plan assets                                 $             -   $             -  $             -
 -------------------------------------------------------------------------------------------------------------------

Defined Contribution Plans

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,749, $4,230 and $3,410 in 2008, 2007 and 2006, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Contribution Plans, (continued)
The defined contribution plans' assets also include investments in deposit administration contracts with the Company and UCL which include investments in underlying separate accounts. The carrying values of the assets invested in the defined contribution plans, were approximately $274,498 and $229,191 at December 31, 2008 and 2007, respectively. At December 31, 2008, $68,746 was invested in mutual funds which are advised by affiliates of AHC.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premiums until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $20, $77 and $47 in 2008, 2007 and 2006, respectively. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2008, 2007 and 2006, and a statement of the funded status as of the December 31 measurement date of all years:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $         6,144   $         6,503  $         5,558
     Transfer of obligation from dissolution of AMAL                         -                 -              106
     Service cost                                                          123                71               69
     Interest cost                                                         362               368              331
     Plan participants' contributions                                      481               518              513
     Actuarial (gain)/loss                                                  12              (140)           1,164
     Federal subsidy receipts                                               20                77               47
     Benefits paid                                                        (960)           (1,253)          (1,285)
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $         6,182   $         6,144  $         6,503
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of fair value of plan assets
     Fair value of plan assets at beginning of year            $         2,846   $         2,795  $         2,754
     Transfer of plan assets from dissolution of AMAL                        -                 -              156
     Actual return on plan assets                                          143               139              147
     Employer contributions                                                584               496              401
     Benefits paid                                                        (273)             (584)            (663)
 -------------------------------------------------------------------------------------------------------------------
     Fair value of plan assets at end of year                  $         3,300   $         2,846  $         2,795
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Funded status

     Funded status at end of year                              $        (2,882)  $        (3,298) $        (3,708)
     Unrecognized net actuarial (gain)/loss                              2,470             2,658            3,009
     Unrecognized prior service cost                                         -                (1)              (1)
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $          (412)  $          (641) $          (700)
 -------------------------------------------------------------------------------------------------------------------

The amount of the postretirement obligation for nonvested employees was $1,529 and $901 at December 31, 2008 and 2007, respectively.

Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31

 -------------------------------------------------------------------------------------------------------------------
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $           123   $            71  $            69
 Interest cost                                                             362               368              331
 Expected return on plan assets                                           (149)             (148)            (156)
 Amortization of net loss                                                  206               219              175
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           542   $           510  $           419
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $724 to its postretirement benefits plans and 401(h) account in 2009.

The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                           Expected Net
                                                                                         Benefit Payments

     Fiscal Year

 ------------------------------------------------------------------------------------------------------------------
     2009                                                                               $           724
     2010                                                                                           724
     2011                                                                                           703
     2012                                                                                           637
     2013                                                                                           602
     2014 - 2018                                                                                  3,026
 ------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Weighted-average assumptions as of December 31
 Discount rate                                                               6.25%         6.25%         6.00%
 Expected long term rate of return on plan assets                            6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic postretirement benefit costs are:
                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Weighted-average assumptions as of December 31
 Discount rate                                                               6.25%         6.00%         5.75%
 Expected long term rate of return on plan assets                            6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Healthcare Cost Trend Rate Assumed for Next Year                            7.0%          8.0%          9.0%
 Rate to which the Cost Trend Rate is Assumed to Decline
(Ultimate Trend Rate)                                                        5.0%          5.0%          5.0%
 Year the Rate Reaches the Ultimate Trend Rate                               2011          2011          2011
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

 -------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
 -------------------------------------------------------------------------------------------------------------------
 Effect on total of service and interest cost components of net                       $     28         $    (26)
 periodic postretirement health care benefit cost

 Effect on the health care component of the accumulated
 postretirement benefit obligation                                                    $    337         $   (320)
 -------------------------------------------------------------------------------------------------------------------

Information for postretirement plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:

                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Projected benefit obligation                                  $         6,182   $         6,144  $         6,503
 Accumulated benefit obligation                                          6,182             6,144            6,503
 Fair value of plan assets                                               3,300             2,846            2,795
 -------------------------------------------------------------------------------------------------------------------

8. Dividend Restrictions and Surplus
------------------------------------
The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the
Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $70,813 in dividends after December 9, 2009, without prior approval.
The Company paid ordinary dividends of $87,000, $0, $0 to AHC, its' parent, in
2008, 2007 and 2006, respectively. Additionally due to the merger with LifeRe, the Company paid stock dividends of $0, $500 and $0 and cash dividends of $0, $0 and $500 to LifeRe's then parent company, LifeRe Corporation, in 2008, 2007 and
2006, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of
December 31:
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments, net of taxes
   of $965, $20,075 and $18,002                                $        17,492   $        44,213  $        57,355
 Nonadmitted asset values                                             (104,122)          (55,027)         (48,266)
 Asset valuation reserves                                               (4,995)          (68,603)         (62,456)
 Liability for reinsurance in unauthorized companies                    (1,854)              (26)               -
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies
---------------------------------
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $773 and $526 as of December 31, 2008 and 2007, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $690 and $454 as of December 31, 2008 and 2007, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company had no claims (per claim or claimant) where amounts were paid to settle claims related to extra contractual obligations or bad faith claims resulting from lawsuits during 2008, 2007 and 2006.

Securities commitments of $32,003 and $28,275 and mortgage loan and real estate commitments of $38,954 and $23,346 were outstanding for investments to be purchased in subsequent years as of December 31, 2008 and 2007, respectively. Low income housing tax credit property investment commitments were $3,030 and $442 as of December 31, 2008 and 2007, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company engaged in securities lending transactions to generate additional income. The program was administered by an authorized financial institution and required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the loaned securities. The Company maintained effective control over all loaned securities and, therefore, continued to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities and capital and surplus. The carrying value of bonds loaned as of December 31, 2008 and 2007 were $0 and $25,744 respectively. The carrying value of common stocks loaned as of December 31, 2008 and 2007 were $0 and $28,077, respectively. The fair value of cash collateral held was $0 and $56,998 as of December 31, 2008 and 2007, respectively. Due to unprecedented conditions in the short-term credit market, which created disruptions in prime money market funds, the Company exited its securities lending program during September 2008. There was no non-cash collateral on deposit at December 31, 2008 and 2007.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies, (continued)
----------------------------------------------
In 2006, the Company entered into an agreement with the FHLB, to enhance investment yields through investment spread strategies and to resolve emergency liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. Since 2006, the Company has purchased $3,602 of additional stock as part of this agreement. As of December 31, 2008 and 2007, the Company had issued $100,000 and $12,000, respectively, of funding agreements with the FHLB. Additional funding of $20,000 is available to the Company. The reserves related are reported in deposit-type funds on the statutory statements of admitted assets, liabilities, and capital and surplus of $100,238 and $12,018 as of December 31, 2008 and 2007, respectively. There is $118,167 and $11,454 of collateral pledged at December 31, 2008 and 2007, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy.

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
---------------------------------------------------------------------------
Plans
-----
ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Net reimbursement for administrative expenses (including
   administrative fees) in excess of actual expenses            $         4,255  $         3,226  $         3,822
 Total net other income (expense) (including interest paid to
   or received from ASO uninsured plans)                                      -                -                -
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                       $         4,255  $         3,226  $         3,822
 -------------------------------------------------------------------------------------------------------------------
 Total claim payment volume                                     $        93,914  $        82,943  $        65,662
 -------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Gross reimbursement for medical cost incurred                 $           648   $           543  $           430
 Other income or expenses (including interest paid
   to or received from plans)                                               41                35               27
 Gross expenses incurred (claims and administrative)                       682               571              452
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                      $             7   $             7  $             5
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

11.  Direct Premiums Written
----------------------------
The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total capital and surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $47,013, $44,846 and $43,922 for the years ended December 31, 2008, 2007 and
2006, respectively. The Company did not have any other third party administrators or any managing general agents that exceeded 5% of total surplus for direct written premiums during these periods.

12.  Other Items
----------------
Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value at December 31, 2008 and 2007, has been written down to $0, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $8,792 and $10,112 at December 31, 2008 and 2007, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $1,952 and $953 at December 31, 2008 and 2007, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and capital and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Department, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

13.  Leases
-----------
The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2008, 2007 and 2006 for operating leases was $508, $628 and $550, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2008:

 -------------------------------------------------------------------------------------------------------------------
     2009                                                                                $          551
     2010                                                                                           533
     2011                                                                                           517
     2012                                                                                           523
     2013 and thereafter                                                                            219
 -------------------------------------------------------------------------------------------------------------------
                                                                                         $        2,343

 -------------------------------------------------------------------------------------------------------------------

14.  Reinsurance
----------------
Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, Acacia Life, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2008           2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Premium Income:
   Assumed (related party $102, $80 and $115
     in 2008, 2007 and 2006)                                             $     49,678   $     56,885  $     71,398
   Ceded (related party $2,097, $2,125 and $3,955
     in 2008, 2007 and 2006)                                                   31,759         29,233        27,904
 Benefits To Policyowners:
   Assumed (related party $0, $214 and $0 in
     2008, 2007 and 2006)                                                      48,137         47,418        54,910
   Ceded (related party $702, $1,588 and $2,694 in
     2008, 2007 and 2006)                                                      22,146         18,115        18,835
 Policy Reserves:
   Assumed (related party $38 and $36 in
     2008 and 2007)                                                               172            402           N/A
   Ceded (related party $1,091 and $1,061 in
     2008 and 2007)                                                            67,863         63,732           N/A
 -------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

15.  Changes in Unpaid Claims and Claim Adjustment Expenses
-----------------------------------------------------------
The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------

 Balance at January 1                                          $        32,355   $        33,359  $        31,986
 Less reinsurance recoveries                                            (6,487)           (8,776)          (9,929)
 -------------------------------------------------------------------------------------------------------------------
 Net balance at January 1                                               25,868            24,583           22,057
 -------------------------------------------------------------------------------------------------------------------

 Incurred related to:
     Current year                                                      362,372           328,784          299,732
     Prior year                                                         (4,951)           (5,123)          (4,036)
 -------------------------------------------------------------------------------------------------------------------
         Total incurred                                                357,421           323,661          295,696
 -------------------------------------------------------------------------------------------------------------------

 Paid related to:
     Current year                                                      336,143           302,903          275,141
     Prior year                                                         20,916            19,473           18,029
 -------------------------------------------------------------------------------------------------------------------
         Total paid                                                    357,059           322,376          293,170
 -------------------------------------------------------------------------------------------------------------------

 Net balance at December 31                                             26,230            25,868           24,583
 Plus reinsurance recoveries                                             7,803             6,487            8,776
 -------------------------------------------------------------------------------------------------------------------
 Total reserve for unpaid claims                               $        34,033   $        32,355  $        33,359
 ===================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,951, $5,123 and $4,036 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company paid assumed reinsurance claims of $46,541, $49,224 and $55,422 and incurred assumed reinsurance claims of $47,854, $46,929 and $54,919 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company paid ceded reinsurance claims of $532, $549 and $598, and incurred ceded reinsurance claims of $528, $537 and $601 for the years ended December 31, 2008, 2007 and 2006, respectively.

16.  Policy Reserves
--------------------
The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

16.  Policy Reserves, (continued)
---------------------------------
As of December 31, 2008 and 2007, respectively, the Company had $1,456,255 and $1,380,130 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $16,891 and $10,679 at December 31, 2008 and 2007, respectively.

17. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
---------------------------------------------------------------------
Characteristics
---------------
Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2008
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       620,185         19.7%
   At book value less current surrender charge of 5% or more                              69,510          2.2%
    At fair value                                                                      1,955,662         62.2%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,645,357         84.1%
   At book value without adjustment  (minimal or no charge)                              409,788         13.0%
 Not subject to discretionary withdrawal                                                  91,847          2.9%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                     $     3,146,992        100.0%
 Reinsurance ceded                                                                        (2,739)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,144,253
 =================================================================================================

                                                                                               2007
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       509,088         13.2%
   At book value less current surrender charge of 5% or more                             517,349         13.4%
   At fair value                                                                         976,074         25.4%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,002,511         52.0%
   At book value without adjustment  (minimal or no charge)                            1,786,644         46.3%
 Not subject to discretionary withdrawal                                                  65,034          1.7%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                     $     3,854,189        100.0%
 Reinsurance ceded                                                                          (165)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,854,024
 =================================================================================================

In 2008, the Company reported Separate Account reserves and deposit-type liabilities separately from the general account reserves and deposit-type liabilities in the above table, while in 2007, the Company reported the reserves and deposit-type liabilities according to the entire policy irregardless of the policyholders' investment selection.

                                       43

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

17. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
---------------------------------------------------------------------
Characteristics, (continued)
----------------------------
The following information is obtained from the applicable Exhibit in the
Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and capital and surplus as of December 31:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Life and Accident and Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)                                       $       980,638  $       871,765
 Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)          10,520           10,735
 Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                    197,433          109,239
 -------------------------------------------------------------------------------------------------------------------
                                                                                       1,188,591          991,739
 Separate Accounts Annual Statement:
 Exhibit 3, Line 0299999, Column 2                                                     1,955,662        2,862,285
 -------------------------------------------------------------------------------------------------------------------
 Total                                                                           $     3,144,253  $     3,854,024
 ===================================================================================================================

18.  Premium and Annuity Considerations Deferred and Uncollected
----------------------------------------------------------------
Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2008                      2007                      2006
                                    --------------------------------------------------------------------------------
                Type                    Gross       Net of        Gross       Net of        Gross        Net of
                                                    Loading                   Loading                    Loading
 -------------------------------------------------------------------------------------------------------------------
 Ordinary new business               $         1  $         1  $        23  $        20  $        71   $        60
 Ordinary renewal                          5,313        4,913        4,838        4,430        5,221         4,785
 -------------------------------------------------------------------------------------------------------------------
 Totals                              $     5,314  $     4,914  $     4,861  $     4,450  $     5,292   $     4,845
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

19.  Separate Accounts
----------------------
Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 For the years ended December 31:
     Premiums, considerations or deposits                           $      602,252  $      480,315  $      605,460
 -------------------------------------------------------------------------------------------------------------------
 At December 31:
 Reserves by valuation basis
     Fair value                                                     $    2,389,646  $    3,604,435
 ===================================================================================================

 Reserves by withdrawal characteristic:
 Subject to discretionary withdrawal
     At book value without fair value adjustment and with current
      surrender charge of 5% or more                                $            -  $      418,760
     At fair value                                                       2,389,646         976,074
     At book value without adjustment (minimal or no charge)                     -       2,208,875
 ---------------------------------------------------------------------------------------------------
 Sub-total                                                          $    2,389,646  $    3,603,709
 Not subject to discretionary withdrawal                                         -             726
 ---------------------------------------------------------------------------------------------------
 Total                                                              $    2,389,646  $    3,604,435
 ===================================================================================================

In 2008 and 2007, the Company's reserves in the above table were classified as explained in Note 17.

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of net transfers to (from) separate accounts at December 31:
 Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
     Transfers to separate accounts                                  $      602,252 $      480,315  $      605,460
     Transfers from separate accounts                                      (512,423)      (447,861)       (424,724)
 -------------------------------------------------------------------------------------------------------------------
     Net transfers to separate accounts                                      89,829         32,454         180,736
 -------------------------------------------------------------------------------------------------------------------
 Net transfers as reported in the statutory statements of            $       89,831 $       32,454  $      180,736
   operations of the Company
 -------------------------------------------------------------------------------------------------------------------
 Reconciling adjustments                                                         (2)             -               -
 -------------------------------------------------------------------------------------------------------------------
     Net transfers                                                   $       89,829 $       32,454  $      180,736
 ===================================================================================================================

20.  EDP Equipment and Software
-------------------------------
Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:

                                                                                          2008           2007
 -------------------------------------------------------------------------------------------------------------------
 Electronic data processing equipment                                                $       12,926  $       12,895
 Operating system software                                                                    4,225           3,868
 Nonoperating system software                                                                27,334          18,468
 -------------------------------------------------------------------------------------------------------------------
     Subtotal                                                                                44,485          35,231
 Accumulated depreciation                                                                   (31,008)        (27,316)
 -------------------------------------------------------------------------------------------------------------------
 Balance, net                                                                        $       13,477  $        7,915
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

20.  EDP Equipment and Software, (continued)
--------------------------------------------
EDP equipment and operating software included in data processing and other admitted assets are $2,297 and $3,189 at December 31, 2008 and 2007, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $4,722, $2,978 and $3,020 for the year ended December 31, 2008, 2007 and 2006, respectively.

21. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and
-----------------------------------------------------------------------------
Equity
------
As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 Statutory net income (loss) as reported                            $      (71,982) $       77,195  $       72,461
 Insurance reserves                                                         48,357           3,751           2,777
 Deferred policy acquisition costs                                         (21,574)         (4,196)         15,657
 Deferred income taxes and other tax reclassifications                      15,090              (7)         (5,266)
 Statutory investment reserves                                              (5,781)           (463)           (437)
 Goodwill amortization                                                       1,079           1,080           1,079
 Income related to investments                                             (38,287)          6,098           1,587
 Earnings of subsidiaries                                                      (36)          4,887           2,561
 Other                                                                         363            (867)         (1,131)
 -------------------------------------------------------------------------------------------------------------------
 GAAP net income (loss)                                             $      (72,771) $       87,478  $       89,288
 ===================================================================================================================

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 Statutory surplus as reported                                      $      710,625  $      878,120  $      826,051
 Insurance reserves                                                        (56,443)       (104,391)       (110,975)
 Deferred policy acquisition costs                                         251,153         262,741         272,602
 Deferred income taxes                                                     (30,828)        (58,652)        (62,809)
 Valuation of investments                                                 (120,854)         (5,545)        (13,420)
 Statutory investment reserves                                               1,537          70,926          65,242
 Goodwill                                                                   (3,508)         (4,587)         (5,667)
 Subsidiary equity                                                          13,127          13,065             974
 Statutory non-admitted assets                                             104,122          55,027          48,266
 Post retirement and pension benefit obligations                           (38,544)        (21,490)              -
 Other                                                                      (2,226)         (6,427)         (5,046)
 -------------------------------------------------------------------------------------------------------------------
 GAAP equity                                                        $      828,161  $    1,078,787  $    1,015,218
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

22.  Correction of Errors
-------------------------
Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

23.  Subsequent Event
---------------------
At the February 2009 Board of Directors meetings, the Company's Board, along with the respective Boards of UNIFI, AHC, and UCL, approved a repositioning between the Company and UCL whereby AHC will transfer the stock of UCL to the Company effective upon the approval of the Department and the Insurance Department of the State of Ohio. In a concurrent event, UCL will request approval to redomesticate from the State of Ohio to the State of Nebraska. After the repositioning, UCL will become a wholly owned subsidiary of the Company and the Company will contribute up to $100 million to UCL as additional paid-in capital to UCL.